GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 59.2%
Argentina* – 0.0%
5,940	Grupo Financiero Galicia SA ADR (Banks)	$ 299,792

Australia – 0.2%
16,689	AUB Group Ltd. (Insurance)	362,506
49,875	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	380,386
120,230	Genesis Minerals Ltd.* (Metals & Mining)	282,391
130,445	Glencore PLC* (Metals & Mining)	523,518
359,203	Mirvac Group (Diversified REITs)	515,381
30,376	Northern Star Resources Ltd. (Metals & Mining)	301,795
11,880	SGH Ltd. (Trading Companies & Distributors)	388,563
114,607	Stockland (Diversified REITs)	406,315

		3,160,855

Austria – 0.1%
4,586	BAWAG Group AG(a) (Banks)	578,787
7,540	Erste Group Bank AG (Banks)	689,487
10,981	Wienerberger AG (Construction Materials)	368,110

		1,636,384

Belgium – 0.2%
30,829	Anheuser-Busch InBev SA (Beverages)	1,772,441
12,816	Syensqo SA (Chemicals)	1,015,743

		2,788,184

Bermuda – 0.2%
24,552	Arch Capital Group Ltd. (Insurance)	2,112,945
6,218	Assured Guaranty Ltd. (Insurance)	525,918
4,077	Axis Capital Holdings Ltd. (Insurance)	382,586

		3,021,449

Brazil – 0.4%
81,300	Banco do Brasil SA (Banks)	286,025
23,050	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	445,848
34,400	Cury Construtora e Incorporadora SA (Household Durables)	180,860
107,300	Embraer SA (Aerospace & Defense)	1,545,627
2,260	Embraer SA ADR (Aerospace & Defense)	130,131
93,390	Lojas Renner SA (Specialty Retail)	271,353
144,498	NU Holdings Ltd. Class A* (Banks)	1,765,766
22,911	Pagseguro Digital Ltd. Class A (Financial Services)	179,393
101,800	TIM SA (Wireless Telecommunication Services)	376,509
33,900	TOTVS SA (Software)	264,017
30,100	WEG SA (Electrical Equipment)	199,482

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
3,180	XP, Inc. Class A (Capital Markets)	$ 51,325

		5,696,336

Canada – 1.3%
18,750	Alamos Gold, Inc. Class A (Metals & Mining)	455,624
17,000	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	331,878
15,750	ATS Corp.* (Machinery)	477,979
50,587	Barrick Mining Corp. (Metals & Mining)	1,067,891
3,470	Boyd Group Services, Inc. (Commercial Services & Supplies)	480,957
13,000	Canadian Apartment Properties REIT (Residential REITs)	415,163
13,207	Canadian National Railway Co. (Ground Transportation)	1,234,194
43,269	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	1,369,644
69,217	Canadian Pacific Kansas City Ltd. (Ground Transportation)	5,090,612
10,480	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	439,289
52,500	Capstone Copper Corp.* (Metals & Mining)	294,403
3,390	Celestica, Inc.* (Electronic Equipment, Instruments & Components)	677,731
12,034	Descartes Systems Group, Inc.* (Software)	1,272,311
8,610	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	434,912
4,839	Intact Financial Corp. (Insurance)	1,000,209
38,600	NGEx Minerals Ltd.* (Metals & Mining)	545,180
21,050	OR Royalties, Inc. (Metals & Mining)	583,068
14,400	Quebecor, Inc. Class B (Diversified Telecommunication Services)	405,104
7,988	Shopify, Inc. Class A* (IT Services)	976,213
9,694	South Bow Corp. (Oil, Gas & Consumable Fuels)	254,564
4,360	Stantec, Inc. (Construction & Engineering)	476,592
26,982	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	1,064,208
17,431	Toronto-Dominion Bank (Banks)	1,269,585
69,085	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	521,528

		21,138,839

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chile – 0.0%
698,900	Banco de Chile (Banks)	$ 96,276
18,850	Falabella SA (Broadline Retail)	93,997

		190,273

China – 3.1%
24,300	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	122,865
271,200	Alibaba Group Holding Ltd. (Broadline Retail)	4,077,428
385,350	Aluminum Corp. of China Ltd. Class H (Metals & Mining)	304,568
7,428	Atour Lifestyle Holdings Ltd. ADR (Hotels, Restaurants & Leisure)	251,215
72,950	Baidu, Inc. Class A* (Interactive Media & Services)	798,170
1,562,150	Bank of China Ltd. Class H (Banks)	901,694
28,600	Beijing Yanjing Brewery Co. Ltd. Class A (Beverages)	49,238
24,200	BeOne Medicines Ltd.* (Biotechnology)	550,173
1,103,800	BOE Technology Group Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	617,459
58,800	BYD Co. Ltd. Class H (Automobiles)	858,530
45,000	BYD Co. Ltd. Class A (Automobiles)	652,749
954,650	China CITIC Bank Corp. Ltd. Class H (Banks)	886,986
822,950	China CITIC Financial Asset Management Co. Ltd. Class H*(a) (Capital Markets)	127,787
1,426,000	China Construction Bank Corp. Class H (Banks)	1,458,517
184,550	China Everbright Bank Co. Ltd. Class H (Banks)	86,723
46,500	China Life Insurance Co. Ltd. Class H (Insurance)	134,320
189,500	China Mengniu Dairy Co. Ltd. (Food Products)	394,352
342,150	China Minsheng Banking Corp. Ltd. Class H (Banks)	205,936
26,850	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	108,136
840,400	China Railway Group Ltd. Class H (Construction & Engineering)	422,832
390,500	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	272,695
10,340	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A (Pharmaceuticals)	44,865
362,000	CITIC Ltd. (Industrial Conglomerates)	543,063
64,550	CMOC Group Ltd. Class H (Metals & Mining)	73,273

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
9,100	Contemporary Amperex Technology Co. Ltd. Class A (Electrical Equipment)	$ 332,335
24,200	COSCO SHIPPING Holdings Co. Ltd. Class A (Marine Transportation)	52,332
14,600	Dong-E-E-Jiao Co. Ltd. Class A (Pharmaceuticals)	104,498
33,300	Dongyue Group Ltd. (Chemicals)	44,014
14,200	Eastroc Beverage Group Co. Ltd. Class A (Beverages)	553,666
20,726	Full Truck Alliance Co. Ltd. ADR (Ground Transportation)	239,385
56,600	Fuyao Glass Industry Group Co. Ltd. Class A (Automobile Components)	428,410
18,400	Gambol Pet Group Co. Ltd. Class A (Food Products)	230,622
385,700	Geely Automobile Holdings Ltd. (Automobiles)	865,132
41,000	Giant Biogene Holding Co. Ltd.(a) (Personal Products)	292,360
28,700	Gree Electric Appliances, Inc. of Zhuhai Class A (Household Durables)	181,382
44,540	Guotai Haitong Securities Co. Ltd. (Capital Markets)	125,087
104,900	Hangzhou First Applied Material Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	212,329
2,277	Hesai Group* (Automobile Components)	43,263
61,300	Huatai Securities Co. Ltd. Class A (Capital Markets)	170,028
6,186	Hygon Information Technology Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	118,845
301,150	JD Logistics, Inc.*(a) (Air Freight & Logistics)	521,898
94,600	JD.com, Inc. Class A (Broadline Retail)	1,491,079
2,684	JOYY, Inc. (Interactive Media & Services)	134,737
15,000	KE Holdings, Inc. ADR (Real Estate Management & Development)	276,300
4,490	Laopu Gold Co. Ltd. Class H (Textiles, Apparel & Luxury Goods)	403,553
484,700	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	621,506
147,700	Meituan Class B*(a) (Hotels, Restaurants & Leisure)	2,278,648
4,600	NetEase Cloud Music, Inc.*(a) (Entertainment)	149,043

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
83,250	NetEase, Inc. (Entertainment)	$ 2,176,341
51,250	Newborn Town, Inc.* (Interactive Media & Services)	69,150
648	PDD Holdings, Inc. ADR* (Broadline Retail)	73,516
440,850	People’s Insurance Co. Group of China Ltd. Class H (Insurance)	338,691
113,850	PICC Property & Casualty Co. Ltd. Class H (Insurance)	236,305
357,000	Ping An Bank Co. Ltd. Class A (Banks)	605,018
57,000	Pop Mart International Group Ltd.(a) (Specialty Retail)	1,778,050
4,643	Qifu Technology, Inc. ADR (Consumer Finance)	159,394
53,000	SAIC Motor Corp. Ltd. Class A (Automobiles)	125,930
77,800	Sany Heavy Industry Co. Ltd. Class A (Machinery)	214,822
214,850	Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health Care Equipment & Supplies)	189,123
16,950	Shanghai Conant Optical Co. Ltd. Class H (Health Care Equipment & Supplies)	94,363
109,250	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	262,596
37,600	Sinotruk Hong Kong Ltd. (Machinery)	114,588
191,716	Tencent Holdings Ltd. (Interactive Media & Services)	13,422,459
9,300	Tencent Music Entertainment Group ADR (Entertainment)	195,207
64,650	TravelSky Technology Ltd. Class H (Hotels, Restaurants & Leisure)	102,786
3,900	Trip.com Group Ltd. (Hotels, Restaurants & Leisure)	242,122
64,950	Uni-President China Holdings Ltd. (Food Products)	82,056
17,167	Vipshop Holdings Ltd. ADR (Broadline Retail)	259,050
21,364	Weibo Corp. ADR (Interactive Media & Services)	205,949
56,200	Wuliangye Yibin Co. Ltd. Class A (Beverages)	942,930
12,800	XD, Inc. (Entertainment)	85,189
452,100	Xiaomi Corp. Class B*(a) (Technology Hardware, Storage & Peripherals)	3,041,706
6,000	Yealink Network Technology Corp. Ltd. Class A (Communications Equipment)	27,825
118,100	Zhejiang China Commodities City Group Co. Ltd. Class A (Distributors)	348,151

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
24,900	Zhejiang Leapmotor Technology Co. Ltd.*(a) (Automobiles)	$ 191,468
340,500	Zhejiang Zheneng Electric Power Co. Ltd. Class A (Independent Power and Renewable Electricity Producers)	244,913
61,150	Zhongsheng Group Holdings Ltd. (Specialty Retail)	102,861

		49,746,585

Colombia – 0.0%
1,180	Grupo Cibest SA (Banks)	51,236

Denmark – 0.4%
14,280	Carlsberg AS Class B (Beverages)	1,780,248
5,237	NKT AS* (Electrical Equipment)	460,713
84,829	Novo Nordisk AS Class B (Pharmaceuticals)	3,945,224
5,819	Royal Unibrew AS (Beverages)	436,108
3,059	Zealand Pharma AS* (Biotechnology)	158,266

		6,780,559

Finland – 0.0%
7,409	Hiab OYJ (Machinery)	505,622

France – 3.4%
20,429	Air Liquide SA (Chemicals)	4,019,129
193,051	Alstom SA* (Machinery)	4,528,267
13,130	AXA SA (Insurance)	637,713
56,066	BNP Paribas SA (Banks)	5,111,999
27,367	Capgemini SE (IT Services)	4,074,298
44,150	Cie de Saint-Gobain SA (Building Products)	5,064,760
28,873	Cie Generale des Etablissements Michelin SCA (Automobile Components)	1,027,199
22,892	Dassault Systemes SE (Software)	752,030
34,090	Edenred SE (Financial Services)	973,545
22,516	Elis SA (Commercial Services & Supplies)	620,767
108,362	Engie SA (Multi-Utilities)	2,435,784
4,214	EssilorLuxottica SA (Health Care Equipment & Supplies)	1,253,051
5,302	Gecina SA (Office REITs)	521,041
22,306	Kering SA (Textiles, Apparel & Luxury Goods)	5,477,133
10,195	Legrand SA (Electrical Equipment)	1,505,870
3,518	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,888,504
16,690	Pernod Ricard SA (Beverages)	1,715,210
14,548	Rexel SA (Trading Companies & Distributors)	439,705
10,183	Safran SA (Aerospace & Defense)	3,357,856
23,379	Sanofi SA (Pharmaceuticals)	2,098,748

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
15,261	Schneider Electric SE (Electrical Equipment)	$ 3,949,443
22,664	Societe Generale SA (Banks)	1,446,609
2,117	Sopra Steria Group (IT Services)	456,144
11,625	Technip Energies NV (Energy Equipment & Services)	501,983
21,510	Vallourec SACA (Energy Equipment & Services)	402,002
91,815	Worldline SA*(a) (Financial Services)	334,479

		54,593,269

Germany – 2.4%
16,815	Beiersdorf AG (Personal Products)	2,089,467
48,693	Deutsche Bank AG (Capital Markets)	1,603,778
16,120	Deutsche Boerse AG (Capital Markets)	4,664,922
56,388	Deutsche Telekom AG (Diversified Telecommunication Services)	2,022,406
44,044	E.ON SE (Multi-Utilities)	803,505
5,904	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	439,352
5,050	Gerresheimer AG (Life Sciences Tools & Services)	248,985
1,956	Heidelberg Materials AG (Construction Materials)	451,238
69,015	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	2,711,124
10,565	KION Group AG (Machinery)	649,482
53,584	Lanxess AG (Chemicals)	1,471,520
15,629	Merck KGaA (Pharmaceuticals)	1,953,381
2,797	MTU Aero Engines AG (Aerospace & Defense)	1,206,509
810	Rheinmetall AG (Aerospace & Defense)	1,603,392
34,174	SAP SE (Software)	9,772,244
3,014	Scout24 SE(a) (Interactive Media & Services)	402,796
52,152	Siemens Energy AG* (Electrical Equipment)	6,038,089
5,009	Stroeer SE & Co. KGaA (Media)	269,145
31,817	TAG Immobilien AG (Real Estate Management & Development)	511,555
44,404	thyssenkrupp AG (Metals & Mining)	513,983

		39,426,873

Greece – 0.2%
75,250	Alpha Bank SA (Banks)	281,671
147,476	Eurobank Ergasias Services & Holdings SA (Banks)	541,290

Shares	Description	Value

Common Stocks – (continued)
Greece – (continued)
75,820	National Bank of Greece SA (Banks)	$ 1,057,579
88,158	Piraeus Financial Holdings SA (Banks)	677,885

		2,558,425

Hong Kong – 0.2%
288,800	AIA Group Ltd. (Insurance)	2,692,819
18,700	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,012,022
9,650	Orient Overseas International Ltd. (Marine Transportation)	173,625

		3,878,466

Hungary – 0.1%
19,579	OTP Bank Nyrt (Banks)	1,588,755

India – 1.6%
46,404	Bajaj Finance Ltd. (Consumer Finance)	464,382
3,450	Bajaj Holdings & Investment Ltd. (Financial Services)	547,801
156,700	Bank of Baroda (Banks)	423,416
307,535	Bharat Electronics Ltd. (Aerospace & Defense)	1,336,024
40,697	Bharti Airtel Ltd. (Wireless Telecommunication Services)	885,939
8,992	BSE Ltd. (Capital Markets)	247,576
315,050	Canara Bank (Banks)	383,409
18,300	Cipla Ltd. (Pharmaceuticals)	323,182
272,400	Coal India Ltd. (Oil, Gas & Consumable Fuels)	1,164,904
15,050	Coforge Ltd. (IT Services)	298,214
7,300	Coromandel International Ltd. (Chemicals)	223,223
5,032	Divi’s Laboratories Ltd. (Life Sciences Tools & Services)	376,819
2,630	Dixon Technologies India Ltd. (Household Durables)	502,498
64,810	DLF Ltd. (Real Estate Management & Development)	576,398
55,900	Fortis Healthcare Ltd. (Health Care Providers & Services)	544,340
406,000	GAIL India Ltd. (Gas Utilities)	1,039,911
13,702	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Chemicals)	84,212
4,050	HDFC Asset Management Co. Ltd.(a) (Capital Markets)	260,282
75,808	HDFC Bank Ltd. (Banks)	1,739,665
34,900	Hindalco Industries Ltd. (Metals & Mining)	270,182
39,900	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	189,439
63,916	ICICI Bank Ltd. ADR (Banks)	2,153,969
63,796	ICICI Bank Ltd. (Banks)	1,074,280

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
24,750	Indian Bank (Banks)	$ 174,986
44,004	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	370,121
421,850	Indian Oil Corp. Ltd.* (Oil, Gas & Consumable Fuels)	696,911
20,750	Infosys Ltd. (IT Services)	352,894
20,238	InterGlobe Aviation Ltd.*(a) (Passenger Airlines)	1,358,140
19,100	LIC Housing Finance Ltd. (Financial Services)	127,197
26,400	Lupin Ltd. (Pharmaceuticals)	577,029
16,215	Mahindra & Mahindra Ltd. (Automobiles)	590,689
4,330	MakeMyTrip Ltd.* (Hotels, Restaurants & Leisure)	405,245
27,746	Max Healthcare Institute Ltd. (Health Care Providers & Services)	393,648
1,650	Mphasis Ltd. (IT Services)	52,096
11,050	Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	241,030
291,450	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	798,497
17,500	One 97 Communications Ltd.* (Financial Services)	216,261
53,900	Paradeep Phosphates Ltd.(a) (Chemicals)	131,672
9,102	PB Fintech Ltd.* (Insurance)	186,782
9,450	PNB Housing Finance Ltd.*(a) (Financial Services)	105,939
24,187	Power Finance Corp. Ltd. (Financial Services)	112,587
457,500	Punjab National Bank (Banks)	547,141
38,273	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	604,426
1,350	Solar Industries India Ltd. (Chemicals)	218,172
35,346	Tata Consultancy Services Ltd. (IT Services)	1,218,958
10,827	TVS Motor Co. Ltd. (Automobiles)	344,855
139,650	Union Bank of India Ltd. (Banks)	207,396
132,800	Vedanta Ltd. (Metals & Mining)	641,339

		25,784,076

Indonesia – 0.0%
2,239,600	Aneka Tambang Tbk. PT (Metals & Mining)	387,529
333,100	Bank Central Asia Tbk. PT (Banks)	166,948
156,000	United Tractors Tbk. PT (Oil, Gas & Consumable Fuels)	228,590

		783,067

Ireland – 1.0%
7,162	Accenture PLC Class A (IT Services)	1,912,970
200,626	AIB Group PLC (Banks)	1,582,668

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
15,481	Aon PLC Class A (Insurance)	$ 5,506,746
6,919	Linde PLC (Chemicals)	3,184,539
17,665	Medtronic PLC (Health Care Equipment & Supplies)	1,594,090
45,081	Ryanair Holdings PLC ADR (Passenger Airlines)	2,807,194

		16,588,207

Israel – 0.2%
28,246	Cellebrite DI Ltd.* (Software)	394,879
7,831	Check Point Software Technologies Ltd.* (Software)	1,458,132
1,484	Nova Ltd.* (Semiconductors & Semiconductor Equipment)	389,684
11,541	Phoenix Financial Ltd. (Insurance)	393,237

		2,635,932

Italy – 0.7%
32,437	Banca Mediolanum SpA (Financial Services)	572,149
3,893	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	436,571
7,039	Buzzi SpA (Construction Materials)	367,574
163,508	Enel SpA (Electric Utilities)	1,441,860
94,459	Eni SpA (Oil, Gas & Consumable Fuels)	1,612,163
3,891	Ferrari NV (Automobiles)	1,706,232
99,908	Hera SpA (Multi-Utilities)	427,502
380,833	Intesa Sanpaolo SpA (Banks)	2,294,618
31,859	UniCredit SpA (Banks)	2,343,987
11,278	Wizz Air Holdings PLC*(a) (Passenger Airlines)	186,320

		11,388,976

Japan – 4.1%
18,600	ADEKA Corp. (Chemicals)	367,076
26,900	Air Water, Inc. (Chemicals)	397,386
16,901	Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	530,860
13,300	Amano Corp. (Electronic Equipment, Instruments & Components)	371,120
16,400	Asics Corp. (Textiles, Apparel & Luxury Goods)	385,552
10,500	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	379,347
72,600	Concordia Financial Group Ltd. (Banks)	481,427
15,600	Credit Saison Co. Ltd. (Consumer Finance)	411,583
31,500	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	485,083

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
14,000	Daikin Industries Ltd. (Building Products)	$ 1,721,381
111,500	Denso Corp. (Automobile Components)	1,512,767
98,900	FANUC Corp. (Machinery)	2,753,074
10,700	Food & Life Cos. Ltd. (Hotels, Restaurants & Leisure)	538,921
60,500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,254,905
14,800	Fujitsu Ltd. (IT Services)	322,402
13,300	Fuso Chemical Co. Ltd. (Chemicals)	376,850
6,200	GMO Payment Gateway, Inc. (Financial Services)	345,543
140,300	Hitachi Ltd. (Industrial Conglomerates)	4,293,270
5,700	Hoya Corp. (Health Care Equipment & Supplies)	719,127
1,240	Invincible Investment Corp. (Hotel & Resort REITs)	551,514
8,500	Japan Steel Works Ltd. (Machinery)	524,259
7,600	JINS Holdings, Inc. (Specialty Retail)	402,964
16,100	JMDC, Inc. (Health Care Technology)	416,019
57,300	JVCKenwood Corp. (Household Durables)	453,124
16,100	Kajima Corp. (Construction & Engineering)	403,316
15,600	Kamigumi Co. Ltd. (Transportation Infrastructure)	438,414
19,000	Kandenko Co. Ltd. (Construction & Engineering)	450,091
508	KDX Realty Investment Corp. (Diversified REITs)	545,929
15,300	Kinden Corp. (Construction & Engineering)	481,746
13,100	Kose Corp. (Personal Products)	502,736
25,800	Kotobuki Spirits Co. Ltd. (Food Products)	344,266
17,000	Kyushu Railway Co. (Ground Transportation)	411,106
467,200	LY Corp. (Interactive Media & Services)	1,707,693
103,300	Mebuki Financial Group, Inc. (Banks)	560,099
39,100	Menicon Co. Ltd. (Health Care Equipment & Supplies)	302,431
101,700	Mitsubishi Electric Corp. (Electrical Equipment)	2,287,460
148,900	Mitsubishi Heavy Industries Ltd. (Machinery)	3,555,196
17,000	Monogatari Corp. (Hotels, Restaurants & Leisure)	441,232

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
138,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	$ 2,059,956
20,400	Nifco, Inc. (Automobile Components)	497,760
33,900	Nintendo Co. Ltd. (Entertainment)	2,833,324
28,600	NOF Corp. (Chemicals)	569,280
83,100	Olympus Corp. (Health Care Equipment & Supplies)	992,800
7,900	Organo Corp. (Machinery)	486,762
318,800	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	3,877,581
5,100	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	397,851
105,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	1,394,782
61,800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,778,413
9,400	SMC Corp. (Machinery)	3,270,950
20,400	Sojitz Corp. (Trading Companies & Distributors)	485,517
95,100	Sompo Holdings, Inc. (Insurance)	2,804,216
112,700	Sony Group Corp. (Household Durables)	2,710,807
107,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,711,860
12,800	Sumitomo Osaka Cement Co. Ltd. (Construction Materials)	333,161
105,700	Suzuki Motor Corp. (Automobiles)	1,161,386
8,900	SWCC Corp. (Electrical Equipment)	532,798
66,400	Terumo Corp. (Health Care Equipment & Supplies)	1,125,963
12,500	TIS, Inc. (IT Services)	398,774
62,800	Tohoku Electric Power Co., Inc. (Electric Utilities)	440,586
29,000	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	485,311
7,700	Toyo Suisan Kaisha Ltd. (Food Products)	491,942
27,300	U-Next Holdings Co. Ltd. (Diversified Telecommunication Services)	367,133
16,800	Yamazaki Baking Co. Ltd. (Food Products)	358,887
115,500	ZOZO, Inc. (Specialty Retail)	1,143,377

		66,138,446

Jordan – 0.0%
15,352	Hikma Pharmaceuticals PLC (Pharmaceuticals)	396,807

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Luxembourg – 0.1%
35,280	ArcelorMittal SA (Metals & Mining)	$ 1,099,895

Macau – 0.0%
320,000	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	675,598

Malaysia – 0.1%
250,500	AMMB Holdings Bhd. (Banks)	295,987
28,500	CIMB Group Holdings Bhd. (Banks)	43,566
201,593	RHB Bank Bhd. (Banks)	289,425
59,950	Tenaga Nasional Bhd. (Electric Utilities)	182,604

		811,582

Mexico – 0.1%
16,750	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	222,176
12,600	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	381,934
31,600	Grupo Financiero Banorte SAB de CV Class O (Banks)	281,611
2,310	Southern Copper Corp. (Metals & Mining)	217,510
6,750	Vista Energy SAB de CV ADR* (Oil, Gas & Consumable Fuels)	301,725

		1,404,956

Netherlands – 1.1%
1,399	Adyen NV*(a) (Financial Services)	2,399,496
45,150	Akzo Nobel NV (Chemicals)	2,835,482
1,346	Argenx SE ADR* (Biotechnology)	902,264
2,822	ASM International NV (Semiconductors & Semiconductor Equipment)	1,366,009
2,810	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,952,135
7,719	ASR Nederland NV (Insurance)	512,726
27,073	Heineken NV (Beverages)	2,125,005
158,517	ING Groep NV (Banks)	3,694,306
80,802	Koninklijke Philips NV (Health Care Equipment & Supplies)	2,110,171
18,284	SBM Offshore NV (Energy Equipment & Services)	476,833

		18,374,427

Philippines – 0.0%
21,950	International Container Terminal Services, Inc. (Transportation Infrastructure)	168,541

Shares	Description	Value

Common Stocks – (continued)
Poland – 0.1%
4,400	Bank Polska Kasa Opieki SA (Banks)	$ 238,935
40,600	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	130,722
53,100	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	1,162,704

		1,532,361

Portugal – 0.1%
715,720	Banco Comercial Portugues SA Class R (Banks)	587,710
64,190	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	1,225,723

		1,813,433

Puerto Rico – 0.0%
3,589	EVERTEC, Inc. (Financial Services)	129,742

Qatar – 0.0%
406,600	Al Rayan Bank (Banks)	265,616
14,450	Qatar Islamic Bank QPSC (Banks)	97,353

		362,969

Romania – 0.0%
3,900	NEPI Rockcastle NV (Real Estate Management & Development)	29,808

Russia*(b) – 0.0%
61,284	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—
5,200	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	—
2,390	Magnit PJSC (Consumer Staples Distribution & Retail)	—
3,393	Novolipetsk Steel PJSC GDR (Metals & Mining)	—
5,614	PhosAgro PJSC GDR (Chemicals)	—
36	PhosAgro PJSC (Chemicals)	—
19,000	Surgutneftegas PJSC ADR (Oil, Gas & Consumable Fuels)	—
23,847	VTB Bank PJSC GDR (Banks)	—

		—

Singapore – 0.6%
48,050	DBS Group Holdings Ltd. (Banks)	1,763,650
55,500	Grab Holdings Ltd. Class A* (Ground Transportation)	271,395
269,600	Keppel DC REIT (Specialized REITs)	490,624
36,513	Sea Ltd. ADR* (Entertainment)	5,719,761
72,900	Sembcorp Industries Ltd. (Multi-Utilities)	433,470
49,500	United Overseas Bank Ltd. (Banks)	1,375,245

		10,054,145

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – 0.3%
1,969	Capitec Bank Holdings Ltd. (Banks)	$ 381,688
36,581	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	766,933
117,150	FirstRand Ltd. (Financial Services)	497,484
12,311	Gold Fields Ltd. ADR (Metals & Mining)	299,896
11,082	Harmony Gold Mining Co. Ltd. ADR (Metals & Mining)	149,164
35,515	Investec Ltd. (Capital Markets)	260,790
94,600	MTN Group Ltd. (Wireless Telecommunication Services)	795,115
2,865	Naspers Ltd. Class N (Broadline Retail)	884,374

		4,035,444

South Korea – 1.8%
900	APR Corp. (Personal Products)	118,284
924	Chong Kun Dang Pharmaceutical Corp. (Pharmaceuticals)	56,144
138,602	Coupang, Inc.* (Broadline Retail)	4,079,057
3,800	Hana Financial Group, Inc. (Banks)	232,329
2,214	Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	1,579,583
34,550	Hanwha Life Insurance Co. Ltd.* (Insurance)	86,250
2,450	HD Hyundai Co. Ltd. (Oil, Gas & Consumable Fuels)	250,693
1,726	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	614,218
4,273	HD Hyundai Heavy Industries Co. Ltd. (Machinery)	1,499,649
3,816	HD Hyundai Marine Solution Co. Ltd. (Machinery)	558,143
800	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)	205,586
120	Hyosung Heavy Industries Corp. (Electrical Equipment)	104,606
5,500	Hyundai Motor Co. (Automobiles)	836,700
3,000	Hyundai Rotem Co. Ltd. (Machinery)	433,675
2,900	Kakao Corp. (Interactive Media & Services)	120,287
17,176	KB Financial Group, Inc. (Banks)	1,364,602
12,321	Kia Corp. (Automobiles)	901,537
11,931	Korea Electric Power Corp. (Electric Utilities)	329,556
4,400	Korea Investment Holdings Co. Ltd. (Capital Markets)	450,446
800	Krafton, Inc.* (Entertainment)	188,365
6,866	KT Corp. ADR (Diversified Telecommunication Services)	138,625
8,350	KT Corp. (Diversified Telecommunication Services)	331,327
4,950	LG Electronics, Inc. (Household Durables)	273,979

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
2,300	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	$ 256,623
817	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	624,210
14,050	Samsung E&A Co. Ltd. (Construction & Engineering)	266,418
55,571	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,832,117
3,982	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	4,982,955
2,105	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	664,526
40,171	Shinhan Financial Group Co. Ltd. (Banks)	1,956,082
12,048	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	2,335,093
1	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	77
41,505	Woori Financial Group, Inc. (Banks)	736,431

		29,408,173

Spain – 0.2%
28,386	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	2,279,219
4,562	Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals)	281,598
45,404	Merlin Properties Socimi SA (Diversified REITs)	628,666

		3,189,483

Sweden – 0.2%
140,316	Electrolux AB Class B* (Household Durables)	854,609
83,046	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	912,516
28,203	Securitas AB Class B (Commercial Services & Supplies)	418,570
11,393	Trelleborg AB Class B (Machinery)	413,962

		2,599,657

Switzerland – 0.9%
4,787	Aryzta AG* (Food Products)	449,274
17,339	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	2,831,046
24,893	Novartis AG (Pharmaceuticals)	2,834,990
1,100	Sika AG (Chemicals)	259,577
2,576	Sonova Holding AG (Health Care Equipment & Supplies)	701,208

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
19,586	Sportradar Group AG Class A* (Hotels, Restaurants & Leisure)	$ 579,158
121,898	UBS Group AG (Capital Markets)	4,530,218
3,221	Zurich Insurance Group AG (Insurance)	2,197,064

		14,382,535

Taiwan – 2.4%
73,900	Accton Technology Corp. (Communications Equipment)	2,182,576
8,800	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,332,678
21,950	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	481,833
851,950	AUO Corp. (Electronic Equipment, Instruments & Components)	339,648
7,344	Bizlink Holding, Inc. (Electrical Equipment)	220,883
28,700	Cathay Financial Holding Co. Ltd. (Insurance)	58,170
13,100	Chenbro Micom Co. Ltd. (Technology Hardware, Storage & Peripherals)	222,049
791,500	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	774,564
15,350	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	289,165
320,050	Far Eastern New Century Corp. (Industrial Conglomerates)	306,750
205,900	First Financial Holding Co. Ltd. (Banks)	203,395
86,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	505,721
2,450	King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	215,722
44,850	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,031,013
370,350	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	985,935
200,750	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	188,787
34,800	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	665,406
146,160	Taiwan Business Bank (Banks)	78,531
505,205	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	19,450,015

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
28,914	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	$ 6,986,201
17,050	United Integrated Services Co. Ltd. (Construction & Engineering)	447,634

		37,966,676

Thailand – 0.2%
50,000	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	444,238
58,150	Advanced Info Service PCL (Wireless Telecommunication Services)	516,648
189,350	Bangkok Bank PCL (Banks)	855,875
816,950	Charoen Pokphand Foods PCL (Food Products)	569,756
788,800	Krung Thai Bank PCL (Banks)	530,344
4,924,150	TMBThanachart Bank PCL (Banks)	290,463

		3,207,324

Turkey – 0.0%
114,671	Aselsan Elektronik Sanayi Ve Ticaret AS (Aerospace & Defense)	527,403
319,350	Oyak Cimento Fabrikalari AS* (Construction Materials)	187,701
8,900	Turk Hava Yollari AO (Passenger Airlines)	63,009

		778,113

United Arab Emirates – 0.3%
143,472	Abu Dhabi Commercial Bank PJSC (Banks)	634,877
208,300	ADNOC Drilling Co. PJSC (Energy Equipment & Services)	331,189
158,281	Aldar Properties PJSC (Real Estate Management & Development)	409,020
648,676	Emaar Properties PJSC (Real Estate Management & Development)	2,686,362
71,800	Emirates NBD Bank PJSC (Banks)	522,903
5,850	Yalla Group Ltd. ADR* (Interactive Media & Services)	45,688

		4,630,039

United Kingdom – 4.7%
55,707	3i Group PLC (Capital Markets)	3,043,948
849	4imprint Group PLC (Media)	40,214
13,150	Anglogold Ashanti PLC (Metals & Mining)	597,939
37,784	AstraZeneca PLC (Pharmaceuticals)	5,512,369
104,784	B&M European Value Retail SA (Broadline Retail)	309,728
71,175	Balfour Beatty PLC (Construction & Engineering)	508,652

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
831,287	Barclays PLC (Banks)	$ 4,063,346
41,775	Beazley PLC (Insurance)	492,223
11,993	Bellway PLC (Household Durables)	392,507
19,493	Berkeley Group Holdings PLC (Household Durables)	937,453
475,431	BP PLC (Oil, Gas & Consumable Fuels)	2,548,443
79,589	Breedon Group PLC (Construction Materials)	381,126
55,411	British American Tobacco PLC (Tobacco)	2,968,773
114,061	British Land Co. PLC (Diversified REITs)	524,217
151,124	Compass Group PLC (Hotels, Restaurants & Leisure)	5,310,416
12,882	Computacenter PLC (IT Services)	389,335
147,707	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	455,089
6,446	Cranswick PLC (Food Products)	451,433
933	Croda International PLC (Chemicals)	32,112
111,591	Diageo PLC (Beverages)	2,704,692
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	1,209
30,048	Gamma Communications PLC (Diversified Telecommunication Services)	431,750
120,795	GSK PLC (Pharmaceuticals)	2,221,901
21,020	ICG PLC (Capital Markets)	601,856
33,622	IG Group Holdings PLC (Capital Markets)	500,659
19,515	IMI PLC (Machinery)	570,129
19,261	JET2 PLC (Passenger Airlines)	412,558
134,331	Kingfisher PLC (Specialty Retail)	477,655
14,111	London Stock Exchange Group PLC (Capital Markets)	1,720,060
138,547	National Grid PLC (Multi-Utilities)	1,946,872
316,512	NatWest Group PLC (Banks)	2,197,092
13,833	Nomad Foods Ltd. (Food Products)	232,948
236,029	Prudential PLC (Insurance)	2,994,306
59,713	Reckitt Benckiser Group PLC (Household Products)	4,475,236
79,697	RELX PLC (Professional Services)	4,140,270
15,694	Rio Tinto PLC (Metals & Mining)	934,725
899,078	Rolls-Royce Holdings PLC (Aerospace & Defense)	12,760,588
142,298	Segro PLC REIT (Industrial REITs)	1,212,768
81,719	Smith & Nephew PLC (Health Care Equipment & Supplies)	1,248,907
11,867	Smiths Group PLC (Industrial Conglomerates)	367,594
63,556	Standard Chartered PLC (Banks)	1,139,366
281,715	Tesco PLC (Consumer Staples Distribution & Retail)	1,582,793

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
60,334	Tritax Big Box REIT PLC (Industrial REITs)	$ 112,229
15,466	Weir Group PLC (Machinery)	543,334
82,575	WH Smith PLC (Specialty Retail)	1,114,626
8,997	Whitbread PLC (Hotels, Restaurants & Leisure)	361,416

		75,966,862

United States – 25.9%
40,307	Abbott Laboratories (Health Care Equipment & Supplies)	5,086,340
3,337	Abercrombie & Fitch Co. Class A* (Specialty Retail)	320,419
5,150	ABM Industries, Inc. (Commercial Services & Supplies)	237,569
5,356	Academy Sports & Outdoors, Inc. (Specialty Retail)	272,031
2,142	Addus HomeCare Corp.* (Health Care Providers & Services)	228,723
22,592	Adeia, Inc. (Software)	292,566
7,155	Adobe, Inc.* (Software)	2,559,272
2,010	Adtalem Global Education, Inc.* (Diversified Consumer Services)	229,683
4,946	Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	687,098
4,875	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	859,511
1,698	Affirm Holdings, Inc.* (Financial Services)	116,415
12,886	Agios Pharmaceuticals, Inc.* (Biotechnology)	479,617
7,971	Agree Realty Corp. (Retail REITs)	571,521
19,720	Alkami Technology, Inc.* (Software)	439,559
51,299	Alphabet, Inc. Class A (Interactive Media & Services)	9,844,278
64,702	Amazon.com, Inc.* (Broadline Retail)	15,147,385
77,809	American International Group, Inc. (Insurance)	6,040,313
13,502	Ameris Bancorp (Banks)	922,862
27,450	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	2,923,699
29,535	Amrize Ltd.* (Construction Materials)	1,509,829
3,173	Appfolio, Inc. Class A* (Software)	848,397
52,441	Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,885,178
2,487	AppLovin Corp. Class A* (Software)	971,671
9,444	Archrock, Inc. (Energy Equipment & Services)	220,612

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
25,369	Arcutis Biotherapeutics, Inc.* (Biotechnology)	$ 369,880
3,436	ARES Management Corp. Class A (Capital Markets)	637,481
14,857	Arista Networks, Inc.* (Communications Equipment)	1,830,680
2,044	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	237,104
18,412	Artivion, Inc.* (Health Care Equipment & Supplies)	569,115
2,434	Asbury Automotive Group, Inc.* (Specialty Retail)	540,640
6,490	Atlassian Corp. Class A* (Software)	1,244,652
5,196	Atmus Filtration Technologies, Inc. (Machinery)	202,176
18,904	AtriCure, Inc.* (Health Care Equipment & Supplies)	663,530
18,400	Avient Corp. (Chemicals)	580,888
5,772	Avnet, Inc. (Electronic Equipment, Instruments & Components)	305,570
3,366	Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	227,845
2,708	Axos Financial, Inc.* (Banks)	233,836
7,121	Azenta, Inc.* (Life Sciences Tools & Services)	232,857
1,827	AZZ, Inc. (Building Products)	200,057
4,489	Balchem Corp. (Chemicals)	684,438
13,296	Baldwin Insurance Group, Inc.* (Insurance)	489,825
60,700	Bank of America Corp. (Banks)	2,869,289
5,309	BankUnited, Inc. (Banks)	193,619
4,421	Bath & Body Works, Inc. (Specialty Retail)	128,032
9,138	Beazer Homes USA, Inc.* (Household Durables)	214,743
2,522	Belden, Inc. (Electronic Equipment, Instruments & Components)	311,845
2,915	BellRing Brands, Inc.* (Personal Products)	159,101
3,815	Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	146,878
16,261	Berkshire Hathaway, Inc. Class B* (Financial Services)	7,673,241
37,637	BGC Group, Inc. Class A (Capital Markets)	348,895
47,340	BioCryst Pharmaceuticals, Inc.* (Biotechnology)	385,348
50,373	Block, Inc.* (Financial Services)	3,891,818
5,413	Boeing Co.* (Aerospace & Defense)	1,200,820
382	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	2,102,551

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,510	Boot Barn Holdings, Inc.* (Specialty Retail)	$ 603,369
2,612	Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	221,759
3,710	Brink’s Co. (Commercial Services & Supplies)	324,031
16,741	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,916,832
12,774	Builders FirstSource, Inc.* (Building Products)	1,623,959
7,532	Byline Bancorp, Inc. (Banks)	198,092
5,003	Cadence Bank (Banks)	174,355
17,420	Cadre Holdings, Inc. (Aerospace & Defense)	576,079
31,402	Capital One Financial Corp. (Consumer Finance)	6,751,430
6,620	Cargurus, Inc.* (Interactive Media & Services)	217,268
45,064	CarMax, Inc.* (Specialty Retail)	2,551,073
86,619	Carnival Corp.* (Hotels, Restaurants & Leisure)	2,578,648
9,232	Catalyst Pharmaceuticals, Inc.* (Biotechnology)	196,919
4,095	Caterpillar, Inc. (Machinery)	1,793,692
13,017	Cathay General Bancorp (Banks)	588,629
428	Cavco Industries, Inc.* (Household Durables)	172,771
12,346	CBIZ, Inc.* (Professional Services)	754,588
23,773	Central Garden & Pet Co. Class A* (Household Products)	844,417
11,936	Champion Homes, Inc.* (Household Durables)	726,902
2,523	Chart Industries, Inc.* (Machinery)	501,648
20,440	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	876,467
4,906	Chord Energy Corp. (Oil, Gas & Consumable Fuels)	541,279
3,861	Cigna Group (Health Care Providers & Services)	1,032,354
1,548	Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	155,899
1,622	Coca-Cola Consolidated, Inc. (Beverages)	181,259
6,520	Cohen & Steers, Inc. (Capital Markets)	479,611
53,249	Colgate-Palmolive Co. (Household Products)	4,464,929
9,442	Columbia Banking System, Inc. (Banks)	224,720
4,442	Concentrix Corp. (Professional Services)	230,851
40,234	ConocoPhillips (Oil, Gas & Consumable Fuels)	3,835,910
8,317	Cousins Properties, Inc. (Office REITs)	225,391

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
11,922	Crinetics Pharmaceuticals, Inc.* (Biotechnology)	$ 340,850
979	CyberArk Software Ltd.* (Software)	402,829
3,168	Danaher Corp. (Life Sciences Tools & Services)	624,603
13,102	Dayforce, Inc.* (Professional Services)	755,592
3,055	Deere & Co. (Machinery)	1,601,950
17,249	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,564,236
5,355	DNOW, Inc.* (Trading Companies & Distributors)	83,324
65	DoorDash, Inc. Class A* (Hotels, Restaurants & Leisure)	16,266
6,912	Ducommun, Inc.* (Aerospace & Defense)	628,854
11,152	Dynatrace, Inc.* (Software)	586,707
5,960	Eaton Corp. PLC (Electrical Equipment)	2,292,931
21,497	Ecovyst, Inc.* (Chemicals)	185,089
3,350	Eli Lilly & Co. (Pharmaceuticals)	2,479,234
3,764	Employers Holdings, Inc. (Insurance)	155,378
12,865	Enerpac Tool Group Corp. (Machinery)	495,431
2,962	EnerSys (Electrical Equipment)	273,600
15,314	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,201,536
3,963	Equifax, Inc. (Professional Services)	952,031
6,854	Essent Group Ltd. (Financial Services)	383,755
337	Evercore, Inc. Class A (Capital Markets)	101,484
13,686	Expand Energy Corp. (Oil, Gas & Consumable Fuels)	1,434,019
79,205	Experian PLC (Professional Services)	4,173,369
14,197	Extra Space Storage, Inc. (Specialized REITs)	1,907,509
11,525	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,286,651
270	Fair Isaac Corp.* (Software)	387,914
3,562	Federal Agricultural Mortgage Corp. Class C (Financial Services)	613,626
11,459	Ferguson Enterprises, Inc. (Trading Companies & Distributors)	2,559,138
20,446	First Advantage Corp.* (Professional Services)	353,511
6,134	First American Financial Corp. (Insurance)	368,347
2,906	First Industrial Realty Trust, Inc. (Industrial REITs)	141,580
5,152	First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	900,209

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
40,406	First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	$ 698,620
4,704	FirstCash Holdings, Inc. (Consumer Finance)	626,996
6,386	Fiserv, Inc.* (Financial Services)	887,271
6,420	Frontdoor, Inc.* (Diversified Consumer Services)	375,570
21,725	Gates Industrial Corp. PLC* (Machinery)	538,780
58,890	General Mills, Inc. (Food Products)	2,884,432
48,174	General Motors Co. (Automobiles)	2,569,601
7,647	Glacier Bancorp, Inc. (Banks)	335,168
11,633	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	612,245
6,316	Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,065,067
4,581	Granite Construction, Inc. (Construction & Engineering)	432,767
4,657	Griffon Corp. (Building Products)	378,474
945	Group 1 Automotive, Inc. (Specialty Retail)	389,482
6,511	Guardian Pharmacy Services, Inc. Class A* (Consumer Staples Distribution & Retail)	136,080
2,745	Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	477,987
4,791	Hackett Group, Inc. (IT Services)	112,061
4,136	Haemonetics Corp.* (Health Care Equipment & Supplies)	306,229
12,795	Halozyme Therapeutics, Inc.* (Biotechnology)	767,316
5,865	Hancock Whitney Corp. (Banks)	350,258
3,798	Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	133,614
11,807	Hartford Insurance Group, Inc. (Insurance)	1,468,673
5,050	HCA Healthcare, Inc. (Health Care Providers & Services)	1,787,649
7,361	HealthEquity, Inc.* (Health Care Providers & Services)	714,017
11,676	Heritage Commerce Corp. (Banks)	108,003
58,161	Hillman Solutions Corp.* (Machinery)	458,890
5,635	Home BancShares, Inc. (Banks)	158,682
18,130	Horace Mann Educators Corp. (Insurance)	771,069
5,269	Houlihan Lokey, Inc. (Capital Markets)	1,004,588
9,404	Howmet Aerospace, Inc. (Aerospace & Defense)	1,690,557
1,634	HubSpot, Inc.* (Software)	849,108
1,276	Huron Consulting Group, Inc.* (Professional Services)	168,534
5,123	IDACORP, Inc. (Electric Utilities)	642,066

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
27,260	Independence Realty Trust, Inc. (Residential REITs)	$ 457,150
7,285	Independent Bank Corp. (Banks)	462,962
7,160	Ingersoll Rand, Inc. (Machinery)	605,951
2,381	Ingredion, Inc. (Food Products)	313,197
8,109	Insmed, Inc.* (Biotechnology)	869,934
1,056	Installed Building Products, Inc. (Household Durables)	213,618
18,244	Intapp, Inc.* (Software)	730,672
10,460	Intercontinental Exchange, Inc. (Capital Markets)	1,933,322
2,861	InterDigital, Inc. (Software)	738,710
41,061	International Paper Co. (Containers & Packaging)	1,919,191
5,168	Intuit, Inc. (Software)	4,057,552
5,072	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,440,088
4,552	ITT, Inc. (Machinery)	773,658
27,772	Janus International Group, Inc.* (Building Products)	238,006
40,625	JBS NV* (Food Products)	557,841
8,795	JPMorgan Chase & Co. (Banks)	2,605,431
3,938	KBR, Inc. (Professional Services)	184,062
14,435	Kelly Services, Inc. Class A (Professional Services)	176,829
5,153	Kemper Corp. (Insurance)	317,373
88,909	KeyCorp (Banks)	1,593,249
2,658	Knife River Corp.* (Construction Materials)	219,232
2,602	Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	144,827
7,004	L3Harris Technologies, Inc. (Aerospace & Defense)	1,924,839
11,063	Labcorp Holdings, Inc. (Health Care Providers & Services)	2,877,265
1,213	Landstar System, Inc. (Ground Transportation)	161,778
3,963	Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	282,126
10,854	Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	540,855
19,198	Laureate Education, Inc.* (Diversified Consumer Services)	433,875
9,121	La-Z-Boy, Inc. (Household Durables)	328,082
1,981	LCI Industries (Automobile Components)	188,195
1,841	Lear Corp. (Automobile Components)	173,588
8,025	LiveRamp Holdings, Inc.* (Software)	263,380
6,377	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,278,780

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
9,415	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	$ 1,291,173
30,817	Magnite, Inc.* (Media)	709,099
25,903	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	617,009
4,481	Martin Marietta Materials, Inc. (Construction Materials)	2,576,037
14,594	Masterbrand, Inc.* (Building Products)	160,972
7,811	Mastercard, Inc. Class A (Financial Services)	4,424,697
14,685	Matador Resources Co. (Oil, Gas & Consumable Fuels)	732,488
2,329	Matson, Inc. (Marine Transportation)	248,691
3,184	Maximus, Inc. (Professional Services)	235,170
1,668	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	712,570
13,729	Meta Platforms, Inc. Class A (Interactive Media & Services)	10,618,558
33,658	MetLife, Inc. (Insurance)	2,556,325
44,948	Microsoft Corp. (Software)	23,979,758
9,987	Minerals Technologies, Inc. (Chemicals)	580,744
1,534	Modine Manufacturing Co.* (Automobile Components)	206,415
7,073	Monday.com Ltd.* (Software)	1,855,177
17,990	Mondelez International, Inc. Class A (Food Products)	1,163,773
2,805	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,995,028
4,185	Motorola Solutions, Inc. (Communications Equipment)	1,837,131
359	Murphy USA, Inc. (Specialty Retail)	130,130
16,631	Nasdaq, Inc. (Capital Markets)	1,600,235
6,880	Natera, Inc.* (Biotechnology)	919,581
6,778	National Health Investors, Inc. (Health Care REITs)	473,511
12,607	NCR Voyix Corp.* (Software)	171,707
36,297	NeoGenomics, Inc.* (Health Care Providers & Services)	175,677
30,020	Nestle SA (Food Products)	2,623,059
2,427	Netflix, Inc.* (Entertainment)	2,813,864
1,457	Nicolet Bankshares, Inc. (Banks)	187,953
2,307	Northeast Bank (Banks)	228,785
13,404	Northwestern Energy Group, Inc. (Multi-Utilities)	719,795
5,572	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	685,467
12,540	Nucor Corp. (Metals & Mining)	1,794,098

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
122,398	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	$ 21,770,932
255	NVR, Inc.* (Household Durables)	1,925,120
27,730	OceanFirst Financial Corp. (Banks)	465,309
3,578	OGE Energy Corp. (Electric Utilities)	162,513
14,278	Old National Bancorp (Banks)	301,409
7,558	Option Care Health, Inc.* (Health Care Providers & Services)	221,827
23,430	O’Reilly Automotive, Inc.* (Specialty Retail)	2,303,638
1,019	OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	225,209
6,053	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	231,104
15,770	Pacific Premier Bancorp, Inc. (Banks)	341,736
6,606	PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	401,513
7,783	Patrick Industries, Inc. (Automobile Components)	756,819
5,662	Peapack-Gladstone Financial Corp. (Banks)	144,268
14,167	Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	173,546
3,218	PennyMac Financial Services, Inc. (Financial Services)	299,725
12,566	PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	148,153
9,518	Perdoceo Education Corp. (Diversified Consumer Services)	273,928
19,375	Perella Weinberg Partners (Capital Markets)	386,337
123,643	Pfizer, Inc. (Pharmaceuticals)	2,879,645
22,212	Philip Morris International, Inc. (Tobacco)	3,643,879
7,842	Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	159,663
23,024	Phreesia, Inc.* (Health Care Technology)	620,727
3,978	Preferred Bank (Banks)	361,282
2,468	PriceSmart, Inc. (Consumer Staples Distribution & Retail)	265,310
17,074	Primoris Services Corp. (Construction & Engineering)	1,607,859
21,122	Qiagen NV (Life Sciences Tools & Services)	1,047,348
1,794	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	149,978
3,072	RBC Bearings, Inc.* (Machinery)	1,189,908

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
28,217	Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	$ 154,065
12,585	Regal Rexnord Corp. (Electrical Equipment)	1,923,995
9,705	Revolve Group, Inc.* (Specialty Retail)	201,379
19,991	Roche Holding AG (Pharmaceuticals)	6,238,652
6,156	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	585,189
9,869	Salesforce, Inc. (Software)	2,549,459
9,967	SBA Communications Corp. (Specialized REITs)	2,239,784
14,811	Schlumberger NV (Energy Equipment & Services)	500,612
11,225	Schneider National, Inc. Class B (Ground Transportation)	274,451
26,631	Seacoast Banking Corp. of Florida (Banks)	750,728
8,934	Sensata Technologies Holding PLC (Electrical Equipment)	274,810
3,837	ServiceNow, Inc.* (Software)	3,618,751
4,760	Sherwin-Williams Co. (Chemicals)	1,574,989
1,604	Shift4 Payments, Inc. Class A* (Financial Services)	165,212
16,401	Silgan Holdings, Inc. (Containers & Packaging)	763,139
7,676	Simply Good Foods Co.* (Food Products)	233,811
23,098	SLM Corp. (Consumer Finance)	734,516
21,353	Smurfit WestRock PLC (Containers & Packaging)	947,646
12,180	Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)	397,921
9,176	Spotify Technology SA* (Entertainment)	5,749,131
7,062	SPX Technologies, Inc.* (Machinery)	1,288,038
22,419	SS&C Technologies Holdings, Inc. (Professional Services)	1,916,376
24,468	STAG Industrial, Inc. (Industrial REITs)	839,986
32,877	Stagwell, Inc.* (Media)	188,385
21,297	Starbucks Corp. (Hotels, Restaurants & Leisure)	1,898,841
7,368	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	143,381
2,185	STERIS PLC (Health Care Equipment & Supplies)	494,881
6,902	Sterling Infrastructure, Inc.* (Construction & Engineering)	1,846,906
8,232	Stifel Financial Corp. (Capital Markets)	939,436

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,279	StoneX Group, Inc.* (Capital Markets)	$ 416,090
4,520	Stryker Corp. (Health Care Equipment & Supplies)	1,775,140
21,826	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	766,093
44,219	Sysco Corp. (Consumer Staples Distribution & Retail)	3,519,832
24,051	Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	374,715
12,710	Target Corp. (Consumer Staples Distribution & Retail)	1,277,355
4,222	Taylor Morrison Home Corp.* (Household Durables)	250,280
18,968	TEGNA, Inc. (Media)	316,766
5,447	Texas Capital Bancshares, Inc.* (Banks)	457,385
24,813	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,492,642
4,785	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	885,847
2,708	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,266,477
12,628	Thermon Group Holdings, Inc.* (Electrical Equipment)	357,120
2,780	Tidewater, Inc.* (Energy Equipment & Services)	139,028
4,985	TopBuild Corp.* (Household Durables)	1,846,594
5,708	Tradeweb Markets, Inc. Class A (Capital Markets)	790,843
1,046	TransDigm Group, Inc. (Aerospace & Defense)	1,682,449
17,274	Tri Pointe Homes, Inc.* (Household Durables)	532,039
7,711	U.S. Physical Therapy, Inc. (Health Care Providers & Services)	564,060
7,448	UFP Industries, Inc. (Building Products)	729,904
9,355	Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	255,579
6,471	UMB Financial Corp. (Banks)	711,745
19,734	Under Armour, Inc. Class A* (Textiles, Apparel & Luxury Goods)	131,034
14,406	Union Pacific Corp. (Ground Transportation)	3,197,700
3,310	United Rentals, Inc. (Trading Companies & Distributors)	2,922,531
5,871	UnitedHealth Group, Inc. (Health Care Providers & Services)	1,465,167
3,107	Urban Outfitters, Inc.* (Specialty Retail)	233,895

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
37,444	Utz Brands, Inc. (Food Products)	$ 487,895
23,293	Veracyte, Inc.* (Biotechnology)	547,618
8,315	Verint Systems, Inc.* (Software)	176,943
56,880	Viavi Solutions, Inc.* (Communications Equipment)	571,644
13,616	Viper Energy, Inc. (Oil, Gas & Consumable Fuels)	512,779
14,113	Visa, Inc. Class A (Financial Services)	4,875,618
16,221	Vita Coco Co., Inc.* (Beverages)	571,952
5,488	Voya Financial, Inc. (Financial Services)	384,160
34,055	Walt Disney Co. (Entertainment)	4,056,291
7,690	Waste Connections, Inc. (Commercial Services & Supplies)	1,435,492
13,931	Waste Management, Inc. (Commercial Services & Supplies)	3,192,428
1,171	WEX, Inc.* (Financial Services)	198,695
224	White Mountains Insurance Group Ltd. (Insurance)	400,467
2,674	Wintrust Financial Corp. (Banks)	342,219
12,879	World Kinect Corp. (Oil, Gas & Consumable Fuels)	351,210
3,554	WSFS Financial Corp. (Banks)	194,901
2,144	Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	184,384
13,215	Xylem, Inc. (Machinery)	1,911,153
4,895	Zions Bancorp NA (Banks)	262,470
8,820	Zoetis, Inc. (Pharmaceuticals)	1,285,868

		417,513,787

Uruguay* – 0.3%
1,695	MercadoLibre, Inc. (Broadline Retail)	4,023,744

TOTAL COMMON STOCKS (Cost $708,620,768)		$ 954,936,707

Shares	Dividend Rate	Value

Preferred Stocks – 0.2%
Brazil – 0.2%
Banco Bradesco SA (Banks)
173,300	8.012%	$ 480,637
Itausa SA (Banks)
499,090	8.472	922,499
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels)
231,600	10.499	1,350,006

TOTAL PREFERRED STOCKS (Cost $2,745,498)		$ 2,753,142

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 32.5%
5,000	iShares Core MSCI Emerging Markets ETF	$ 301,650
45,955	iShares MSCI Saudi Arabia ETF	1,726,070
4,556,933	SPDR Portfolio S&P 500 ETF	338,762,399
314,408	Vanguard S&P 500 ETF	182,677,336

TOTAL EXCHANGE TRADED FUNDS (Cost $500,075,226)		$ 523,467,455

Shares	Dividend Rate	Value

Investment Companies(c) – 7.9%
Goldman Sachs Financial Square Government Fund — Class R6
62,859,223	4.191%	$ 62,859,223
Goldman Sachs Financial Square Government Fund — Institutional Shares
64,887,922	4.191	64,887,922

TOTAL INVESTMENT COMPANIES – 7.9% (Cost $ 127,747,145)		$ 127,747,145

TOTAL INVESTMENTS – 99.8% (Cost $ 1,339,188,637)		$1,608,904,449

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,435,325

NET ASSETS – 100.0%		$1,611,339,774

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JULY 31, 2025
Sector	% of Total Market Value
Exchange Traded Funds	32.5%
Information Technology	12.4
Financials	11.5
Industrials	9.6
Investment Companies	7.9
Consumer Discretionary	7.0
Health Care	5.1
Communication Services	4.3
Consumer Staples	3.3
Materials	2.6
Energy	1.9
Real Estate	1.1
Utilities	0.8
100.0%

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	USD	9,708,635	AUD	14,950,000	08/05/25	$100,398
	USD	9,726,201	AUD	14,950,000	09/02/25	112,690
	USD	14,117,559	CHF	11,340,000	08/04/25	149,373
	USD	14,203,732	CHF	11,340,000	09/02/25	184,448
	USD	3,445,935	DKK	22,110,000	08/04/25	64,560
	USD	3,458,354	DKK	22,110,000	09/02/25	69,470
	USD	51,331,275	EUR	44,160,000	08/04/25	922,636
	USD	51,533,108	EUR	44,160,000	09/02/25	1,026,953
	USD	21,320,298	GBP	15,670,000	08/04/25	625,071
	USD	21,049,480	GBP	15,670,000	09/02/25	348,214
	USD	2,596,392	HKD	20,310,000	08/04/25	8,028
	USD	2,595,439	HKD	20,310,000	09/02/25	128
	USD	812,259	ILS	2,720,000	09/02/25	11,455
	USD	30,755,591	JPY	4,468,000,000	08/04/25	1,112,172
	USD	30,284,832	JPY	4,468,000,000	09/02/25	546,847
	USD	894,270	NOK	9,100,000	08/04/25	14,062
	USD	895,660	NOK	9,100,000	09/02/25	15,295
	USD	270,825	NZD	450,000	08/04/25	5,695
	USD	269,364	NZD	450,000	09/02/25	3,957
	USD	4,458,381	SEK	42,450,000	08/04/25	120,886
	USD	4,446,156	SEK	42,450,000	09/02/25	100,513
	USD	1,900,189	SGD	2,430,000	08/04/25	28,096
	USD	1,896,415	SGD	2,430,000	09/02/25	20,084
Brown Brothers Harriman & Co.	USD	57,447	ZAR	1,043,999	08/05/25	156
JPMorgan Securities, Inc.	USD	2,552,170	AUD	3,930,000	08/05/25	26,392
	USD	3,052,796	AUD	4,700,000	09/02/25	30,488
	USD	3,722,355	CHF	2,990,000	08/04/25	39,385
	USD	3,745,076	CHF	2,990,000	09/02/25	48,633
	USD	1,412,038	DKK	9,060,000	08/04/25	26,455
	USD	1,417,127	DKK	9,060,000	09/02/25	28,467
	USD	12,890,938	EUR	11,090,000	08/04/25	231,704
	USD	15,636,446	EUR	13,440,000	09/02/25	265,008
	USD	5,571,578	GBP	4,095,000	08/04/25	163,348
	USD	6,559,764	GBP	4,895,000	09/02/25	93,096
	USD	622,572	HKD	4,870,000	08/04/25	1,925
	USD	622,343	HKD	4,870,000	09/02/25	31
	USD	249,615	ILS	840,000	09/02/25	2,308
	USD	8,797,145	JPY	1,278,000,000	08/04/25	318,119
	USD	9,475,751	JPY	1,400,000,000	09/02/25	157,671
	USD	226,024	NOK	2,300,000	08/04/25	3,554
	USD	270,099	NOK	2,750,000	09/02/25	4,054
	USD	66,202	NZD	110,000	08/04/25	1,392
	USD	83,573	NZD	140,000	09/02/25	1,001
	USD	1,244,566	SEK	11,850,000	08/04/25	33,746
	USD	1,364,330	SEK	13,050,000	09/02/25	28,391
	USD	437,904	SGD	560,000	08/04/25	6,475
	USD	622,434	SGD	800,000	09/02/25	4,713

TOTAL						$7,107,543

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	14,950,000	USD	9,721,175	08/05/25	$(112,938)
	CHF	11,340,000	USD	14,152,003	08/04/25	(183,817)
	DKK	22,110,000	USD	3,450,699	08/04/25	(69,324)
	EUR	44,160,000	USD	51,433,245	08/04/25	(1,024,601)
	GBP	15,670,000	USD	21,043,368	08/04/25	(348,141)
	HKD	20,310,000	USD	2,588,584	08/04/25	(220)
	ILS	2,720,000	USD	811,995	08/04/25	(11,374)
	JPY	4,468,000,000	USD	30,186,497	08/04/25	(543,079)
	NOK	9,100,000	USD	895,504	08/04/25	(15,297)
	NZD	450,000	USD	269,098	08/04/25	(3,968)
	SEK	42,450,000	USD	4,437,709	08/04/25	(100,214)
	SGD	2,430,000	USD	1,892,149	08/04/25	(20,056)
	USD	799,826	ILS	2,720,000	08/04/25	(794)
JPMorgan Securities, Inc.	AUD	3,930,000	USD	2,555,466	08/05/25	(29,689)
	CHF	2,990,000	USD	3,731,436	08/04/25	(48,467)
	DKK	9,060,000	USD	1,413,991	08/04/25	(28,407)
	DKK	3,270,000	USD	502,684	09/02/25	(1,479)
	EUR	11,090,000	USD	12,916,546	08/04/25	(257,312)
	GBP	4,095,000	USD	5,499,208	08/04/25	(90,979)
	HKD	4,870,000	USD	620,699	08/04/25	(53)
	ILS	520,000	USD	155,234	08/04/25	(2,174)
	JPY	1,278,000,000	USD	8,634,365	08/04/25	(155,339)
	NOK	2,300,000	USD	226,336	08/04/25	(3,866)
	NZD	110,000	USD	65,779	08/04/25	(970)
	SEK	11,850,000	USD	1,238,795	08/04/25	(27,975)
	SGD	560,000	USD	436,051	08/04/25	(4,622)
	USD	444,876	CHF	360,000	09/02/25	(181)
	USD	259,302	HKD	2,030,000	09/02/25	(101)
	USD	152,908	ILS	520,000	08/04/25	(152)

TOTAL						$(3,085,589)

FUTURES CONTRACTS — At July 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	273	09/19/25	$87,008,513	$3,876,834
S&P Toronto Stock Exchange 60 Index	188	09/18/25	43,996,016	941,887

TOTAL FUTURES CONTRACTS				$4,818,721

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
MSCI	— Morgan Stanley Capital International
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 38.8%
Brazil Real – 2.4%
Brazil Notas do Tesouro Nacional
BRL	99,158,000	10.000%		01/01/29	$ 16,079,607
	72,225,000	10.000		01/01/31	11,117,175
	12,032,000	10.000		01/01/33	1,784,062
	61,254,686	6.000		05/15/35	9,891,928

					38,872,772

Chilean Peso – 0.5%
Bonos de la Tesoreria de la Republica
CLP	78,358,020	2.000		03/01/35	76,640
Bonos de la Tesoreria de la Republica en pesos
	165,000,000	4.500		03/01/26	169,411
	550,000,000	5.000		10/01/28	563,789
	2,835,000,000	4.700		09/01/30	2,823,316
	945,000,000	6.000		04/01/33	995,648
	2,520,000,000	5.000		03/01/35	2,479,263
	480,000,000	5.100		07/15/50	462,837

					7,570,904

Chinese Yuan Renminbi – 1.0%
China Government Bonds
CNY	10,070,000	1.450		04/25/30	1,387,283
	9,340,000	2.270		05/25/34	1,350,621
	35,690,000	2.110		08/25/34	5,099,105
	740,000	3.530		10/18/51	134,077
	2,630,000	3.120		10/25/52	448,357
	10,240,000	3.000		10/15/53	1,740,148
	1,120,000	3.000		10/15/53	190,329
	32,280,000	2.570		05/20/54	5,030,048
	1,750,000	1.880		04/25/55	239,694

					15,619,662

Colombia Peso – 1.2%
Colombia TES
COP	10,700,800,000	6.000		04/28/28	2,326,405
	8,156,300,000	13.250		02/09/33	2,072,114
	1,815,100,000	7.250		10/18/34	323,798
	47,087,100,000	6.250		07/09/36	7,426,522
	25,321,700,000	9.250		05/28/42	4,818,258
	13,887,800,000	7.250		10/26/50	2,046,803

					19,013,900

Czech Republic Koruna – 0.6%
Czech Republic Government Bonds
CZK	28,330,000	0.950		05/15/30	1,147,936
	5,510,000	5.000		09/30/30	267,559
	69,960,000	1.200		03/13/31	2,796,131
	55,720,000	1.750		06/23/32	2,221,955
	82,500,000	1.500		04/24/40	2,540,011

					8,973,592

Dominican Peso – 0.2%
Dominican Republic International Bonds(a)
DOP	21,450,000	13.625		02/03/33	419,800
	149,200,000	10.750	(b)	06/01/36	2,578,411

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Dominican Peso – (continued)
Dominican Republic International Bonds(a) – (continued)
DOP	36,400,000	10.500	%(b)	03/15/37	$ 620,023

					3,618,234

Egyptian Pound – 0.3%
Egypt Treasury Bills(c)
EGP	41,675,000	0.000		10/21/25	805,271
	43,725,000	0.000		12/16/25	812,180
	43,900,000	0.000		01/20/26	801,146
	149,525,000	0.000		07/14/26	2,465,854

					4,884,451

Hungarian Forint – 0.4%
Hungary Government Bonds
HUF	111,430,000	2.750		12/22/26	303,857
	111,610,000	4.750		11/24/32	279,370
	1,093,690,000	2.250		04/20/33	2,252,684
	1,181,140,000	7.000		10/24/35	3,321,500

					6,157,411

Indian Rupee – 2.1%
India Government Bonds
INR	194,240,000	6.750		12/23/29	2,279,104
	208,000,000	7.020		06/18/31	2,467,189
	663,960,000	7.180		08/14/33	7,926,115
	1,390,810,000	7.100		04/08/34	16,543,229
	120,310,000	6.790		10/07/34	1,407,907
	320,300,000	7.090		08/05/54	3,678,566

					34,302,110

Indonesia Rupiah – 3.5%
Indonesia Treasury Bonds
IDR	16,306,000,000	6.375		08/15/28	1,003,998
	21,730,000,000	9.000		03/15/29	1,444,705
	150,961,000,000	6.875		04/15/29	9,414,216
	166,947,000,000	6.500		07/15/30	10,280,930
	71,498,000,000	7.000		09/15/30	4,495,521
	57,176,000,000	6.625		02/15/34	3,477,918
	303,323,000,000	6.750		07/15/35	18,635,802
	6,255,000,000	7.125		06/15/38	390,657
	77,668,000,000	7.125		08/15/40	4,823,057
	22,008,000,000	7.125		08/15/45	1,366,664
	12,498,000,000	6.875		08/15/51	747,525

					56,080,993

Malaysia Ringgit – 3.2%
Malaysia Government Bonds
MYR	29,937,000	3.955		09/15/25	7,027,930
	21,950,000	3.906		07/15/26	5,196,309
	12,294,000	3.519		04/20/28	2,917,151
	11,024,000	3.733		06/15/28	2,628,339
	8,566,000	3.885		08/15/29	2,063,090
	21,517,000	2.632		04/15/31	4,865,768
	22,622,000	3.582		07/15/32	5,376,796
	5,863,000	4.642		11/07/33	1,494,467
	1,900,000	4.254		05/31/35	475,116

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Malaysia Ringgit – (continued)
Malaysia Government Bonds – (continued)
MYR	23,919,000	4.762%	04/07/37	$ 6,235,484
	24,177,000	4.893	06/08/38	6,407,897
	10,087,000	4.054	04/18/39	2,474,851
	3,746,000	3.757	05/22/40	885,966
	7,455,000	4.065	06/15/50	1,791,359
	5,988,000	4.457	03/31/53	1,526,308

				51,366,831

Mexican Peso – 2.0%
Mexico Bonos
MXN	136,069,200	7.750	05/29/31	6,850,307
	112,408,500	7.500	05/26/33	5,414,213
	163,491,500	7.750	11/23/34	7,857,320
	19,674,700	10.000	11/20/36	1,088,361
	61,657,300	8.500	11/18/38	2,990,412
	130,661,900	7.750	11/13/42	5,697,749
	34,500,000	8.000	11/07/47	1,509,940
	3,000,000	8.000	11/07/47	131,299

				31,539,601

Nigerian Naira–1.0%
Nigeria OMO Bills(c)
NGN	1,120,000,000	0.000	09/16/25	706,971
	14,200,000,000	0.000	12/02/25	8,510,999
	8,700,000,000	0.000	12/09/25	5,211,598
	151,000,000	0.000	01/06/26	88,909
	75,496,000	0.000	01/20/26	44,029
	189,944,000	0.000	01/20/26	110,776
	1,120,000,000	0.000	01/20/26	653,185

				15,326,467

Peru Nuevo Sol – 1.3%
Peru Government Bonds
PEN	358,000	7.300	08/12/33	108,452
	11,600,000	6.850	08/12/35	3,307,372
	7,642,000	7.600	08/12/39	2,249,168
	11,285,000	5.350	08/12/40	2,681,338
Peru Government International Bonds
	7,390,000	7.300	08/12/33	2,238,718
	21,245,000	6.900	08/12/37	5,989,895
	12,924,000	7.600	08/12/39	3,811,488

				20,386,431

Philippine Peso – 0.6%
Philippines Government Bonds
PHP	18,170,000	6.750	09/15/32	320,838
	252,130,000	6.250	01/25/34	4,314,063
	330,260,000	6.375	04/28/35	5,690,121

				10,325,022

Polish Zloty – 2.0%
Republic of Poland Government Bonds
PLN	40,026,000	5.000	01/25/30	10,760,816
	10,162,000	1.250	10/25/30	2,266,509
	22,411,000	1.750	04/25/32	4,864,094

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Polish Zloty – (continued)
Republic of Poland Government Bonds – (continued)
PLN	3,598,000	6.000%	10/25/33	$ 1,005,633
	49,240,000	5.000	10/25/34	12,781,141

				31,678,193

Romania New Leu – 1.0%
Romania Government Bonds
RON	6,480,000	5.800	07/26/27	1,420,329
	11,120,000	4.150	01/26/28	2,331,521
	21,315,000	6.300	04/26/28	4,662,634
	11,495,000	6.300	04/25/29	2,494,184
	8,300,000	7.650	07/27/31	1,894,244
	10,200,000	6.700	02/25/32	2,216,774
	4,010,000	7.200	10/30/33	896,738
	5,115,000	4.750	10/11/34	963,981

				16,880,405

South African Rand – 3.4%
Republic of South Africa Government Bonds
ZAR	45,500,000	10.500	12/21/26	2,587,164
	61,450,000	8.000	01/31/30	3,347,946
	24,299,535	7.000	02/28/31	1,245,403
	59,325,161	8.250	03/31/32	3,153,870
	53,600,000	10.000	03/31/33	3,091,967
	179,514,587	8.875	02/28/35	9,399,750
	79,306,915	6.250	03/31/36	3,322,346
	188,538,879	8.500	01/31/37	9,204,098
	35,900,000	10.875	03/31/38	2,058,533
	265,730,717	9.000	01/31/40	12,933,152
	76,456,045	8.750	01/31/44	3,520,355

				53,864,584

Thailand Baht – 1.3%
Thailand Government Bonds
THB	23,201,000	2.400	11/17/27	725,777
	69,929,000	2.650	06/17/28	2,216,041
	111,504,000	1.600	12/17/29	3,446,712
	41,626,000	2.000	12/17/31	1,321,224
	50,415,000	3.350	06/17/33	1,760,900
	62,107,000	3.300	06/17/38	2,240,974
	218,732,000	3.450	06/17/43	8,120,459
	7,250,000	2.980	06/17/45	253,819
	10,225,000	2.750	06/17/52	353,956
	18,885,000	4.000	06/17/55	814,300

				21,254,162

Turkish Lira – 0.5%
Turkiye Government Bonds
TRY	22,395,313	31.080	11/08/28	517,683
	178,983,535	30.000	09/12/29	4,043,633
	119,610,000	27.700	09/27/34	2,776,835

				7,338,151

Ugandan Shilling – 0.3%
Republic of Uganda Government Bonds
UGX	16,385,500,000	16.250	11/08/35	4,427,673

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ugandan Shilling – (continued)
Republic of Uganda Government Bonds – (continued)
UGX	2,464,500,000	16.000%		05/14/37	$ 649,009

					5,076,682

United States Dollar – 10.0%
Abu Dhabi Government International Bonds
	$4,419,000	1.700		03/02/31	3,878,755
	4,713,000	3.125		09/30/49	3,241,224
Angola Government International Bonds
	781,000	8.000		11/26/29	728,040
	1,091,000	8.750		04/14/32	990,421
	209,000	9.125		11/26/49	165,436
Argentina Republic Government International Bonds(a)(d)
	793,384	0.750		07/09/30	609,760
	6,155,199	4.125		07/09/35	4,041,504
	340,141	3.500		07/09/41	206,466
Bahrain Government International Bonds
	545,000	7.000		10/12/28	562,883
	1,438,000	6.750		09/20/29	1,476,193
Barbados Government International Bonds(a)(b)
	614,000	8.000		06/26/35	612,530
Benin Government International Bonds(b)
	275,000	8.375		01/23/41	270,463
Bolivia Government International Bonds
	409,000	4.500		03/20/28	312,272
Brazil Government International Bonds
	6,011,000	6.625		03/15/35	6,041,055
CBB International Sukuk Programme Co. WLL
	3,319,000	3.950		09/16/27	3,200,777
	363,000	6.250	(b)	07/07/33	364,771
Chile Government International Bonds(a)
	3,761,140	4.950		01/05/36	3,682,156
China Government International Bonds
	3,320,000	1.250		10/26/26	3,214,955
	200,000	4.125		11/20/27	202,314
Colombia Government International Bonds
	4,644,000	8.500	(a)	04/25/35	4,922,640
	338,000	6.125		01/18/41	282,906
	421,000	5.200	(a)	05/15/49	290,730
	1,096,000	4.125	(a)	05/15/51	653,216
Costa Rica Government International Bonds(a)
	1,950,000	6.550		04/03/34	2,035,800
Dominican Republic International Bonds(a)
	338,000	7.050		02/03/31	355,576
	4,786,000	6.950		03/15/37	4,897,274
Ecuador Government International Bonds
	498,099	0.000	(c)	07/31/30	357,137
	614,898	6.900	(d)	07/31/30	538,036
	2,621,448	6.900	(d)	07/31/35	1,950,357
Egypt Government International Bonds
	600,000	8.625		02/04/30	610,500
	1,092,000	8.625	(b)	02/04/30	1,111,110
	4,018,000	8.500		01/31/47	3,279,391
El Salvador Government International Bonds(a)
	450,000	9.500		07/15/52	454,163
	1,085,000	9.650		11/21/54	1,111,311

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Ethiopia International Bonds
$200,000	6.625%		12/11/24	$ 184,000
Export-Import Bank of India
1,723,000	2.250		01/13/31	1,515,241
Gabon Government International Bonds(a)
200,000	7.000	(b)	11/24/31	163,250
400,000	7.000		11/24/31	326,500
Ghana Government International Bonds(d)
398,000	5.000	(b)	07/03/29	377,105
1,399,000	5.000		07/03/29	1,325,553
Guatemala Government Bonds(a)
1,646,000	6.600		06/13/36	1,685,265
494,000	6.600	(b)	06/13/36	505,784
739,000	6.875	(b)	08/15/55	732,996
Hazine Mustesarligi Varlik Kiralama AS
281,000	8.509		01/14/29	300,143
1,166,000	8.509	(b)	01/14/29	1,245,434
1,739,000	6.750	(b)	09/01/30	1,745,956
Hungary Government International Bonds
1,088,000	6.125		05/22/28	1,123,360
930,000	5.375	(b)	09/26/30	940,044
344,000	5.500		03/26/36	332,340
3,030,000	6.750	(b)	09/23/55	3,068,451
Indonesia Government International Bonds
771,000	4.550	(a)	01/11/28	776,783
629,000	2.850		02/14/30	589,373
1,167,000	3.550	(a)	03/31/32	1,086,487
1,792,000	5.650	(a)	01/11/53	1,784,832
Ivory Coast Government International Bonds
200,000	8.075		04/01/36	196,800
780,000	8.075	(b)	04/01/36	767,520
233,000	8.250	(b)	01/30/37	229,682
271,000	8.250		01/30/37	267,141
Jordan Government International Bonds
605,000	7.500	(b)	01/13/29	624,172
384,000	7.500		01/13/29	396,169
355,000	5.850		07/07/30	344,861
Kazakhstan Government International Bonds(b)
2,311,000	5.000		07/01/32	2,311,000
Lebanon Government International Bonds(e)
1,084,000	6.600		11/27/26	200,540
1,730,000	7.000		03/20/28	320,050
1,259,000	6.650		11/03/28	232,915
Mexico Government International Bonds(a)
1,421,000	7.375		05/13/55	1,463,316
Mongolia Government International Bonds(b)
400,000	6.625		02/25/30	399,415
Nigeria Government International Bonds
1,671,000	7.375		09/28/33	1,541,915
2,297,000	10.375		12/09/34	2,465,692
Oman Government International Bonds
2,810,000	6.750		10/28/27	2,933,415
Pakistan Government International Bonds
1,750,000	6.875		12/05/27	1,710,625

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Panama Government International Bonds(a)
$766,000	3.875%		03/17/28	$ 743,020
2,656,000	2.252		09/29/32	2,034,496
2,321,000	8.000		03/01/38	2,511,032
Paraguay Government International Bonds(a)
783,000	4.950		04/28/31	777,519
695,000	5.850		08/21/33	710,985
Peru Government International Bonds(a)
1,251,000	2.783		01/23/31	1,124,027
1,492,000	5.500		03/30/36	1,486,032
1,955,000	6.200		06/30/55	1,960,865
Perusahaan Penerbit SBSN Indonesia III(b)
4,198,000	4.550		07/23/30	4,206,396
Philippines Government International Bonds
2,564,000	5.170		10/13/27	2,605,024
3,485,000	1.950		01/06/32	2,950,749
647,000	2.650		12/10/45	420,550
Republic of Azerbaijan International Bonds
33,000	5.125		09/01/29	32,914
382,000	5.125		09/01/29	381,007
628,000	3.500		09/01/32	571,402
Republic of Cameroon International Bonds
217,000	9.500		07/31/31	203,776
Republic of Kenya Government International Bonds
498,000	9.750		02/16/31	512,940
485,000	9.500	(b)	03/05/36	466,512
811,000	9.500		03/05/36	780,085
Republic of Poland Government International Bonds
1,728,000	4.875		02/12/30	1,764,582
2,632,000	5.375	(a)	02/12/35	2,684,640
1,400,000	5.500	(a)	03/18/54	1,307,250
Republic of South Africa Government International Bonds
1,488,000	4.300		10/12/28	1,438,278
888,000	7.100		11/19/36	881,562
2,137,000	5.750		09/30/49	1,598,540
827,000	7.950	(b)	11/19/54	787,304
437,000	7.950		11/19/54	416,024
Republic of Uzbekistan International Bonds
1,213,000	3.900		10/19/31	1,076,849
527,000	6.947	(b)	05/25/32	545,748
Romania Government International Bonds
1,282,000	5.750	(b)	09/16/30	1,287,769
1,278,000	3.000		02/14/31	1,114,256
2,734,000	7.500		02/10/37	2,901,457
Saudi Government International Bonds
748,000	4.750		01/16/30	755,712
4,254,000	4.750	(b)	01/16/30	4,297,859
4,290,000	5.000		01/18/53	3,702,828
Senegal Government International Bonds
285,000	7.750		06/10/31	232,811
588,000	6.250		05/23/33	437,143
Serbia International Bonds
1,300,000	2.125		12/01/30	1,110,684
Sri Lanka Government International Bonds(b)(d)
1,139,661	3.600		06/15/35	809,159

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Sri Lanka Government International Bonds(b)(d) – (continued)
	$296,609	3.600%		05/15/36	$ 248,039
	1,049,469	3.600		02/15/38	877,618
Turkiye Government International Bonds
	1,733,000	9.875		01/15/28	1,893,844
	1,317,000	7.250		05/29/32	1,340,047
Turkiye Ihracat Kredi Bankasi AS(b)
	613,000	6.875		07/03/28	616,721
Ukraine Government International Bonds(d)
	2,226,000	0.000		02/01/35	1,051,785
	528,556	0.000	(b)	02/01/35	249,743
	2,146,000	1.750	(b)	02/01/35	1,099,825
Uruguay Government International Bonds(a)
	2,871,340	5.750		10/28/34	3,014,907
	1,044,378	5.442		02/14/37	1,066,832
Venezuela Government International Bonds(e)
	1,860,200	7.750		10/13/19	288,331
	1,277,300	12.750		08/23/22	249,074
	1,400,800	9.000		05/07/23	252,144
	850,500	11.950		08/05/31	174,353
Zambia Government International Bonds(d)
	351,409	5.750		06/30/33	325,675
	222,963	5.750	(b)	06/30/33	206,635

					159,451,606

Uruguayan Peso(a) – 0.0%
Uruguay Government International Bonds
UYU	10,463,571	9.750		07/20/33	279,876

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $600,382,581)					$ 619,862,040

Corporate Obligations – 30.4%
Advertising(a)(b) – 0.1%
CMG Media Corp.
	$830,308	8.875%		06/18/29	$808,380
Summer BC Holdco A SARL
EUR	282,930	9.250		10/31/27	323,138

					1,131,518

Aerospace & Defense(a)(b) – 0.3%
Bombardier, Inc.
	$555,000	7.875		04/15/27	556,787
	325,000	7.250		07/01/31	339,339
	340,000	7.000		06/01/32	351,873
	295,000	6.750		06/15/33	304,626
Rolls-Royce PLC
GBP	620,000	5.750		10/15/27	839,076
Spirit AeroSystems, Inc.
	$820,000	9.750		11/15/30	903,156
TransDigm, Inc.
	1,550,000	7.125		12/01/31	1,614,356

					4,909,213

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Agriculture(a)(f) – 0.1%
Roquette Freres SA (5 yr. EURIBOR ICE Swap + 3.252%)
EUR	800,000	5.494%		11/25/29	$ 931,630

Airlines(b) – 0.3%
Allegiant Travel Co.(a)
	$551,000	7.250		08/15/27	551,336
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	175,000	5.500		04/20/26	174,804
Avianca Midco 2 PLC(a)
	684,000	9.625		02/14/30	636,298
JetBlue Airways Corp./JetBlue Loyalty LP (a)
	570,000	9.875		09/20/31	551,276
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(a)(g)
(PIK 4.000%, Cash 8.000%)
	896,295	11.000		03/12/30	579,616
United Airlines, Inc.(a)
	730,000	4.625		04/15/29	712,480
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)
	156,000	9.500		06/01/28	160,282
	1,285,000	6.375		02/01/30	1,213,952

					4,580,044

Apparel(a)(b) – 0.1%
Hanesbrands, Inc.
	580,000	9.000		02/15/31	611,001
Under Armour, Inc.
	800,000	7.250		07/15/30	819,232

					1,430,233

Auto Parts & Equipment(a)(b) – 0.0%
Grupo Antolin-Irausa SA
EUR	200,000	3.500		04/30/28	141,545

Automotive – 0.7%
Allison Transmission, Inc.(a)(b)
	$910,000	4.750		10/01/27	901,255
Clarios Global LP/Clarios U.S. Finance Co.(a)(b)
	330,000	6.750		02/15/30	339,689
EUR	500,000	4.750		06/15/31	577,304
Dana Financing Luxembourg SARL(a)
	454,000	8.500		07/15/31	561,330
Dealer Tire LLC/DT Issuer LLC(a)(b)
	$556,000	8.000		02/01/28	544,880
Ford Motor Credit Co. LLC
	490,000	7.350	(a)	11/04/27	507,562
(Secured Overnight Financing Rate + 2.030%)
	1,836,000	6.381	(f)	03/20/28	1,832,016
Nissan Motor Acceptance Co. LLC(a)(b)
	2,173,000	1.850		09/16/26	2,084,537
Nissan Motor Co. Ltd.(a)(b)
	105,000	7.500		07/17/30	108,394
	105,000	7.750		07/17/32	108,486
EUR	596,000	6.375		07/17/33	692,622
	$573,000	8.125		07/17/35	601,896
Schaeffler AG(a)
EUR	500,000	5.375		04/01/31	589,874

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Tenneco, Inc.(a)(b)
	$1,501,000	8.000%		11/17/28	$ 1,490,073

					10,939,918

Banks – 1.6%
Banca Monte dei Paschi di Siena SpA(a)(f) (5 yr. EURIBOR ICE Swap + 5.005%)
EUR	680,000	7.708		01/18/28	852,647
Banco Bilbao Vizcaya Argentaria SA(a)(f) (5 yr. CMT + 3.249%)
	$800,000	7.750		01/14/32	831,496
Banco de Sabadell SA(a)(f) (5 yr. EUR Swap + 6.830%)
EUR	1,000,000	9.375		07/18/28	1,298,617
Banco Mercantil del Norte SA(a)(f) (5 yr. CMT + 4.072%)
	$590,000	8.375		05/20/31	602,934
Barclays PLC(a)(f)
(5 yr. GBP Swap + 4.881%)
GBP	1,072,000	8.500		06/15/30	1,490,063
(5 yr. GBP Swap + 5.639%)
	978,000	9.250		09/15/28	1,398,152
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(a)(b)(f) (5 yr. CMT + 4.214%)
	$484,000	8.125		01/08/39	504,618
CaixaBank SA(a)(f)
(-1X 5 yr. EUR Swap + 3.857%)
EUR	800,000	3.625		09/14/28	876,386
(5 yr. EURIBOR ICE Swap + 5.295%)
	600,000	7.500		01/16/30	761,881
Commerzbank AG(a)(f) (5 yr. EURIBOR ICE Swap + 5.129%)
	600,000	7.875		10/09/31	772,110
Deutsche Bank AG(a)(f)
(5 yr. EURIBOR ICE Swap + 5.692%)
	600,000	6.750		10/30/28	713,820
(5 yr. EURIBOR ICE Swap + 6.940%)
	1,000,000	10.000		12/01/27	1,275,325
Freedom Mortgage Corp.(a)(b)
	$1,050,000	6.625		01/15/27	1,050,420
	1,392,000	12.000		10/01/28	1,488,299
Intesa Sanpaolo SpA(a)(f)
(1 yr. CMT + 2.750%)
	1,760,000	4.950	(b)	06/01/42	1,447,530
(-1X 5 yr. EUR Swap + 5.848%)
EUR	621,000	5.500		03/01/28	730,172
(-1X 5 yr. EUR Swap + 6.086%)
	1,020,000	5.875		09/01/31	1,223,354
Metro Bank Holdings PLC(a)(b)(f) (1 yr. U.K. Government Bond + 7.814%)
GBP	820,000	12.000		04/30/29	1,237,153
Societe Generale SA(a)(f)
(5 yr. CMT + 4.514%)
	$810,000	5.375		11/18/30	750,635
(5 yr. CMT + 5.385%)
	602,000	9.375		11/22/27	643,117
(5 yr. EUR Swap + 5.228%)
EUR	800,000	7.875		01/18/29	997,408

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
TC Ziraat Bankasi AS(b)
	$1,126,000	7.250%		02/04/30	$ 1,134,797
UBS Group AG (a)(b)(f) (5 yr. USD SOFR ICE Swap + 3.179%)
	1,700,000	7.125		08/10/34	1,720,162
UniCredit SpA(a)(f)
(-1X 5 yr. EUR Swap + 4.606%)
EUR	300,000	4.450		12/03/27	342,788
(5 yr. USD ICE Swap + 3.703%)
	$1,200,000	5.861	(b)	06/19/32	1,209,288

					25,353,172

Biotechnology(a) – 0.1%
Biocon Biologics Global PLC(b)
	738,000	6.670		10/09/29	693,720
Cidron Aida Finco SARL
EUR	700,000	7.000		10/27/31	826,519
GBP	400,000	9.125		10/27/31	543,828

					2,064,067

Building Materials(a) – 0.6%
AmeriTex HoldCo Intermediate LLC(b)
	$1,370,000	10.250		10/15/28	1,454,543
	675,000	7.625		08/15/33	686,421
Builders FirstSource, Inc.(b)
	787,000	6.375		03/01/34	798,506
CP Atlas Buyer, Inc.(b)
	196,000	9.750		07/15/30	197,809
(PIK 5.750%, Cash 7.000%)
	1,160,000	12.750	(g)	01/15/31	1,101,490
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
	542,000	6.625		12/15/30	552,959
JH North America Holdings, Inc.(b)
	560,000	6.125		07/31/32	566,339
Martin Marietta Materials, Inc.
	480,000	4.250		12/15/47	386,827
Quikrete Holdings, Inc.(b)
	565,000	6.375		03/01/32	579,871
	475,000	6.750		03/01/33	487,260
Smyrna Ready Mix Concrete LLC(b)
	875,000	8.875		11/15/31	921,235
Standard Industries, Inc.(b)
	1,150,000	4.375		07/15/30	1,088,843
Wilsonart LLC(b)
	1,125,000	11.000		08/15/32	1,034,516

					9,856,619

Chemicals(a) – 1.3%
ASP Unifrax Holdings, Inc.(b)(g) (PIK 1.250%, Cash 5.850%)
	1,169,651	7.100		09/30/29	603,189
Avient Corp.(b)
	329,000	6.250		11/01/31	330,158
Axalta Coating Systems Dutch Holding B BV(b)
	2,045,000	7.250		02/15/31	2,125,634
Axalta Coating Systems LLC(b)
	5,000	3.375		02/15/29	4,684

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(b)
	$533,000	4.750%		06/15/27	$ 528,358
Braskem Netherlands Finance BV(b)
	415,000	8.000		10/15/34	294,131
Celanese U.S. Holdings LLC
	394,000	6.750		04/15/33	397,534
Cerdia Finanz GmbH(b)
	1,100,000	9.375		10/03/31	1,152,404
Chemours Co.(b)
	722,000	5.750		11/15/28	668,529
	540,000	4.625		11/15/29	457,601
Cornerstone Chemical Co. LLC(b)(g)(h)
	2,810,346	10.000		05/07/29	2,810,346
FMC Corp.(f) (5 yr. CMT + 4.366%)
	470,000	8.450		11/01/55	485,853
Herens Midco SARL(b)
EUR	400,000	5.250		05/15/29	323,635
Innophos Holdings, Inc.(b)
	$846,500	11.500		06/15/29	856,692
Itelyum Regeneration SpA(b)
EUR	500,000	5.750		04/15/30	585,378
Ma’aden Sukuk Ltd.
	$426,000	5.250	(b)	02/13/30	433,651
	297,000	5.250		02/13/30	302,334
OCI NV(b)
	1,346,000	6.700		03/16/33	1,491,543
OCP SA
	1,342,000	7.500	(b)	05/02/54	1,356,902
	200,000	7.500		05/02/54	202,221
Rain Carbon, Inc.(b)
	1,155,000	12.250		09/01/29	1,243,369
SCIH Salt Holdings, Inc.(b)
	1,197,000	4.875		05/01/28	1,162,275
	223,000	6.625		05/01/29	220,407
Tronox, Inc.(b)
	1,833,000	4.625		03/15/29	1,421,656
WR Grace Holdings LLC(b)
	625,000	4.875		06/15/27	621,513
	747,000	5.625		08/15/29	689,429

					20,769,426

Commercial Services(a) – 0.9%
Albion Financing 1 SARL/Aggreko Holdings, Inc.(b)
EUR	500,000	5.375		05/21/30	589,966
	$780,000	7.000		05/21/30	803,127
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
	875,000	6.875		06/15/30	896,490
Amber Finco PLC(b)
EUR	400,000	6.625		07/15/29	483,061
Avis Budget Finance PLC
	500,000	7.250		07/31/30	584,340
BCP V Modular Services Finance II PLC (b)
	415,000	4.750		11/30/28	463,079

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
BCP V Modular Services Finance PLC(b)
EUR	280,000	6.750%	11/30/29	$ 278,242
Boels Topholding BV(b)
	475,000	5.750	05/15/30	565,948
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV
GBP	554,000	8.500	01/15/31	788,342
Garda World Security Corp.(b)
	$542,000	8.375	11/15/32	558,417
Kapla Holding SAS(b)
EUR	450,000	5.000	04/30/31	521,910
Korn Ferry(b)
	$265,000	4.625	12/15/27	260,691
Neptune Bidco U.S., Inc.(b)
	598,000	9.290	04/15/29	578,846
OT Midco, Inc.(b)
	912,000	10.000	02/15/30	751,196
Q-Park Holding I BV(b)
EUR	600,000	5.125	03/01/29	709,342
Service Corp. International
	$680,000	5.750	10/15/32	681,530
StoneMor, Inc.(b)
	975,000	8.500	05/15/29	924,788
Techem Verwaltungsgesellschaft 675 GmbH(b)
EUR	500,000	5.375	07/15/29	592,340
United Rentals North America, Inc.
	$250,000	4.875	01/15/28	248,478
	595,000	4.000	07/15/30	563,340
Verisure Holding AB(b)
EUR	100,000	3.250	02/15/27	113,831
	100,000	5.500	05/15/30	119,180
Wand NewCo 3, Inc.(b)
	$1,392,550	7.625	01/30/32	1,463,486
WEX, Inc.(b)
	185,000	6.500	03/15/33	187,427

				13,727,397

Computers(a)(b) – 0.1%
CA Magnum Holdings
	915,000	5.375	10/31/26	907,794
Lutech SpA
EUR	500,000	5.000	05/15/27	569,282
McAfee Corp.
	$988,000	7.375	02/15/30	916,963

				2,394,039

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co.
	700,000	6.125	09/30/32	704,543

Distribution & Wholesale(a)(b) – 0.1%
American Builders & Contractors Supply Co., Inc.
	1,002,000	4.000	01/15/28	975,657
Green Bidco SA
EUR	295,000	10.250	07/15/28	151,939

				1,127,596

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 1.4%
Bread Financial Holdings, Inc.(a)(b)
	$626,000	9.750%		03/15/29	$ 671,567
(5 yr. CMT + 4.300%)
	567,000	8.375	(f)	06/15/35	585,881
CI Financial Corp.(a)(b)
	1,780,000	7.500		05/30/29	1,881,157
Coinbase Global, Inc.(a)(b)
	425,000	3.375		10/01/28	400,154
Credicorp Capital Sociedad Titulizadora SA(a)
PEN	3,260,000	10.100		12/15/43	941,475
Finance of America Funding LLC(b)
	$1,034,285	7.875		11/30/27	941,654
	775,000	10.000		11/30/29	918,212
Focus Financial Partners LLC(a)(b)
	1,538,000	6.750		09/15/31	1,571,544
Freedom Mortgage Holdings LLC(a)(b)
	494,000	9.250		02/01/29	516,556
	281,000	8.375		04/01/32	287,013
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b)
	774,000	5.000		08/15/28	746,569
	795,000	6.625		10/15/31	791,518
Jerrold Finco PLC(a)
GBP	600,000	7.500		06/15/31	810,219
Kane Bidco Ltd.(a)(b)
	350,000	7.750		07/15/31	469,415
Midcap Financial Issuer Trust(a)(b)
	$2,273,000	6.500		05/01/28	2,253,657
	1,100,000	5.625		01/15/30	1,033,296
Navient Corp.
	568,000	7.875	(a)	06/15/32	591,663
	900,000	5.625		08/01/33	809,874
OneMain Finance Corp.(a)
	377,000	3.500		01/15/27	367,862
	1,175,000	3.875		09/15/28	1,120,668
	91,000	9.000		01/15/29	95,388
	1,565,000	5.375		11/15/29	1,534,232
	700,000	4.000		09/15/30	640,381
PennyMac Financial Services, Inc.(a)(b)
	555,000	4.250		02/15/29	531,990
Planet Financial Group LLC(a)(b)
	899,000	10.500		12/15/29	917,888
PRA Group, Inc.(a)(b)
	1,094,000	8.875		01/31/30	1,135,824

					22,565,657

Electrical – 1.3%
AES Corp.(a)(f) (5 yr. CMT + 3.201%)
	967,000	7.600		01/15/55	980,006
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy(a)(b)
	692,000	7.875		02/15/39	733,451
Calpine Corp.(a)(b)
	1,000,000	5.125		03/15/28	995,110
	1,080,000	4.625		02/01/29	1,061,543

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Edison International(a)(f)
(5 yr. CMT + 3.901%)
	$893,000	5.000%		12/15/26	$ 786,295
(5 yr. CMT + 4.698%)
	2,535,000	5.375		03/09/26	2,414,233
Electricite de France SA(a)(f) (-1X 5 yr. EUR Swap + 3.970%)
EUR	400,000	3.375		06/15/30	438,390
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA(a)(b)
	$439,000	5.375		12/30/30	398,546
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU(a)(b)
	439,000	8.499		06/30/32	444,630
Eskom Holdings SOC Ltd. (i)
ZAR	17,000,000	7.500		09/15/33	776,459
Mazoon Assets Co. SAOC(b)
	$716,000	5.250		10/09/31	718,123
NRG Energy, Inc.(a)
	500,000	5.750		01/15/28	500,820
	3,665,000	3.625	(b)	02/15/31	3,354,684
	200,000	6.250	(b)	11/01/34	202,654
PG&E Corp.(a)
	1,300,000	5.250		07/01/30	1,245,426
(5 yr. CMT + 3.883%)
	819,000	7.375	(f)	03/15/55	790,147
Saavi Energia SARL(a)(b)
	637,000	8.875		02/10/35	664,391
Vistra Corp.(a)(b)(f) (5 yr. CMT + 5.740%)
	1,395,000	7.000		12/15/26	1,408,029
Vistra Operations Co. LLC(a)(b)
	1,000,000	5.000		07/31/27	995,010
	400,000	4.375		05/01/29	387,656
	29,000	4.300		07/15/29	28,543
	800,000	7.750		10/15/31	846,832
	155,000	6.875		04/15/32	161,070
XPLR Infrastructure Operating Partners LP(a)(b)
	592,000	8.375		01/15/31	621,014
	570,000	8.625		03/15/33	603,516

					21,556,578

Electrical Components & Equipment(a)(b) – 0.0%
Energizer Gamma Acquisition BV
EUR	300,000	3.500		06/30/29	332,435

Electronics(a)(b) – 0.1%
Coherent Corp.
	$455,000	5.000		12/15/29	445,208
Sensata Technologies BV
	1,365,000	4.000		04/15/29	1,297,392

					1,742,600

Energy-Alternate Sources(a)(b) – 0.2%
Cullinan Holdco SCSp
EUR	700,000	4.625		10/15/26	635,373

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy-Alternate Sources(a)(b) – (continued)
FS Luxembourg SARL
	$347,000	8.875%		02/12/31	$ 357,618
	788,000	8.625		06/25/33	785,538
TerraForm Power Operating LLC
	1,102,000	5.000		01/31/28	1,085,668
	250,000	4.750		01/15/30	239,785

					3,103,982

Engineering & Construction(a)(b) – 0.1%
Artera Services LLC
	275,000	8.500		02/15/31	227,959
Assemblin Caverion Group AB
EUR	225,000	6.250		07/01/30	268,661
(3 mo. EUR EURIBOR + 3.500%)
	246,000	5.437	(f)	07/01/31	281,605
Kingston Airport Revenue Finance Ltd.
	$722,000	6.750		12/15/36	726,440

					1,504,665

Entertainment(a) – 0.8%
888 Acquisitions Ltd.(b)
EUR	1,546,000	7.558		07/15/27	1,784,866
Banijay Entertainment SAS(b)
	475,000	7.000		05/01/29	565,910
Boyne USA, Inc.(b)
	$601,000	4.750		05/15/29	583,168
Caesars Entertainment, Inc.(b)
	600,000	7.000		02/15/30	618,960
Churchill Downs, Inc.(b)
	1,082,000	4.750		01/15/28	1,067,523
Cirsa Finance International SARL(b)
EUR	400,000	6.500		03/15/29	477,670
Flutter Treasury DAC(b)
	509,000	5.000		04/29/29	602,142
Jacobs Entertainment, Inc.(b)
	$970,000	6.750		02/15/29	945,343
	150,000	6.750		02/15/29	146,658
LHMC Finco 2 SARL(b)(g) (PIK 9.375%, Cash 8.625%)
EUR	470,000	8.625		05/15/30	564,029
Loarre Investments SARL(b)
	800,000	6.500		05/15/29	943,955
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.(b)
	$852,000	8.000		08/01/30	861,721
Pinewood Finco PLC(b)
GBP	400,000	6.000		03/27/30	529,919
Resorts World Las Vegas LLC/RWLV Capital, Inc.(b)
	$760,000	4.625		04/16/29	675,351
	40,000	4.625		04/06/31	33,114
Voyager Parent LLC(b)
	529,000	9.250		07/01/32	559,730
Warnermedia Holdings, Inc.
	1,118,000	5.050		03/15/42	747,338

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
	$500,000	6.250%	03/15/33	$ 501,275

				12,208,672

Environmental(a)(b) – 0.2%
Ambipar Lux SARL
	814,000	10.875	02/05/33	738,705
Clean Harbors, Inc.
	398,000	4.875	07/15/27	394,689
GFL Environmental, Inc.
	450,000	3.500	09/01/28	433,273
	700,000	4.375	08/15/29	676,956
Madison IAQ LLC
	903,000	4.125	06/30/28	874,005
Waste Pro USA, Inc.
	320,000	7.000	02/01/33	332,128

				3,449,756

Food & Drug Retailing – 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
	1,394,000	3.500	03/15/29	1,315,518
Bellis Acquisition Co. PLC(a)(b)
GBP	1,190,000	8.125	05/14/30	1,495,242
EUR	253,000	8.000	07/01/31	291,568
C&S Group Enterprises LLC(a)(b)
	$350,000	5.000	12/15/28	312,827
Iceland Bondco PLC(a)(b)(f) (3 mo. EUR EURIBOR + 5.500%)
EUR	200,000	7.643	12/15/27	229,205
Minerva Luxembourg SA(a)(b)
	$564,000	8.875	09/13/33	612,645
New Albertsons LP
	1,050,000	8.700	05/01/30	1,158,938
	387,000	8.000	05/01/31	418,014
Nomad Foods Bondco PLC(a)(b)
EUR	807,000	2.500	06/24/28	904,831
Performance Food Group, Inc.(a)(b)
	$415,000	4.250	08/01/29	398,985
	720,000	6.125	09/15/32	731,808
Picard Groupe SAS(a)(b)
EUR	550,000	6.375	07/01/29	657,122
Post Holdings, Inc.(a)(b)
	$1,036,000	6.250	10/15/34	1,037,098
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(a)(b)
	580,000	4.625	03/01/29	548,964
Tyson Foods, Inc.(a)
	579,000	5.100	09/28/48	516,410

				10,629,175

Forest Products & Paper(a)(b) – 0.2%
Ahlstrom Holding 3 OYJ
EUR	350,000	3.625	02/04/28	395,078
Domtar Corp.
	$2,761,000	6.750	10/01/28	2,404,693

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Forest Products & Paper(a)(b) – (continued)
WEPA Hygieneprodukte GmbH
EUR	566,000	5.625%		01/15/31	$ 677,679

					3,477,450

Gaming(a)(b) – 0.0%
Station Casinos LLC
	$335,000	6.625		03/15/32	341,747
Wynn Macau Ltd.
	85,000	5.625		08/26/28	84,052

					425,799

Gas(a) – 0.3%
AltaGas Ltd. (b)(f) (5 yr. CMT + 3.573%)
	1,010,000	7.200		10/15/54	1,016,423
AmeriGas Partners LP/AmeriGas Finance Corp.(b)
	886,000	9.500		06/01/30	930,256
Northwest Natural Holding Co.(f) (5 yr. CMT + 2.701%)
	817,000	7.000		09/15/55	830,317
Venture Global Plaquemines LNG LLC(b)
	1,000,000	7.500		05/01/33	1,079,850
	632,000	7.750		05/01/35	693,089

					4,549,935

Hand/Machine Tools(a)(b) – 0.0%
Dynamo Newco II GmbH
EUR	350,000	6.250		10/15/31	416,974

Health Care Providers & Services(a)(b) – 0.1%
Kedrion SpA
	$1,250,000	6.500		09/01/29	1,211,525

Healthcare Providers & Services(a) – 1.5%
Akumin, Inc.(b)
	15,000	8.000		08/01/28	13,461
(PIK 9.000%, Cash 8.000%)
	1,590,000	9.000	(g)	08/01/27	1,485,934
Avantor Funding, Inc.(b)
EUR	195,000	3.875		07/15/28	222,656
CAB SELAS(b)
	835,000	3.375		02/01/28	912,680
Cerba Healthcare SACA
	971,000	3.500		05/31/28	795,065
Charles River Laboratories International, Inc.(b)
	$850,000	4.000		03/15/31	779,985
CHS/Community Health Systems, Inc.(b)
	1,000,000	5.625		03/15/27	1,001,670
	903,000	10.875		01/15/32	947,283
	552,000	9.750		01/15/34	555,555
DaVita, Inc.(b)
	1,100,000	3.750		02/15/31	997,876
Embecta Corp.(b)
	900,000	5.000		02/15/30	816,201
Ephios Subco 3 SARL(b)
EUR	300,000	7.875		01/31/31	369,386
Fortrea Holdings, Inc.(b)
	$734,000	7.500		07/01/30	670,399

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
Global Medical Response, Inc.(b)(g)
	$1,728,726	10.000%		10/31/28	$ 1,723,730
HCA, Inc.
	390,000	5.250		06/15/49	344,409
IQVIA, Inc.(b)
EUR	600,000	2.250		03/15/29	662,925
LifePoint Health, Inc.(b)
	$1,745,000	9.875		08/15/30	1,882,785
	349,000	8.375		02/15/32	371,497
	372,000	10.000		06/01/32	386,266
Medline Borrower LP(b)
	1,911,000	3.875		04/01/29	1,822,406
	300,000	5.250		10/01/29	294,366
Mehilainen Yhtiot OYJ(b)
EUR	463,000	5.125		06/30/32	531,968
Molina Healthcare, Inc.(b)
	$893,000	4.375		06/15/28	855,280
	650,000	3.875		11/15/30	587,074
Radiology Partners, Inc.(b)
	709,743	9.781	(g)	02/15/30	703,242
	2,650,000	8.500		07/15/32	2,677,639
RAY Financing LLC(b)
EUR	500,000	6.500		07/15/31	585,504
Team Health Holdings, Inc.(b)
	$250,000	8.375		06/30/28	251,218
(PIK 4.500%, Cash 9.000%)
	1,124,750	13.500	(g)	06/30/28	1,212,559

					24,461,019

Home Builders(a)(b) – 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
	500,000	5.000		06/15/29	465,915

Home Furnishings(a)(b) – 0.0%
Flos B&b Italia SpA
EUR	240,000	10.000		11/15/28	288,294

Housewares(a)(b) – 0.0%
Newell Brands, Inc.
	$570,000	8.500		06/01/28	597,936

Insurance – 0.9%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
	479,000	8.250		02/01/29	494,788
	200,000	7.500		11/06/30	206,596
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b)
	159,000	4.250		10/15/27	155,656
	3,000,000	6.750		10/15/27	3,007,500
	1,323,000	7.000		01/15/31	1,360,203
	1,250,000	7.375		10/01/32	1,285,225
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b)
	868,000	7.875		11/01/29	894,457
Ardonagh Finco Ltd.(a)(b)
	775,000	7.750		02/15/31	808,007

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Ardonagh Group Finance Ltd.(a)(b)
	$521,000	8.875%		02/15/32	$ 548,160
Arthur J Gallagher & Co.(a)
	1,057,000	5.550		02/15/55	997,966
Athora Holding Ltd.(a)
EUR	640,000	5.875		09/10/34	781,917
Genworth Holdings, Inc.
	$940,000	6.500		06/15/34	938,515
(3 mo. USD Term SOFR + 2.264%)
	1,000,000	6.590	(a)(f)	11/15/66	888,630
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b)
	1,250,000	7.250		02/15/31	1,294,462
Ryan Specialty LLC(a)(b)
	320,000	5.875		08/01/32	320,906
SBL Holdings, Inc.(a)(b)
	550,000	5.125		11/13/26	545,952
	630,000	7.200		10/30/34	613,217

					15,142,157

Internet – 0.5%
ANGI Group LLC(a)(b)
	667,000	3.875		08/15/28	621,237
Cablevision Lightpath LLC(a)(b)
	550,000	5.625		09/15/28	547,751
Cerved Group SpA(a)
EUR	300,000	6.000		02/15/29	322,332
Gen Digital, Inc.(a)(b)
	$1,137,000	6.250		04/01/33	1,159,353
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(a)(b)
	655,000	3.500		03/01/29	615,038
GrubHub Holdings, Inc.(a)(b)
	735,000	5.500		07/01/27	719,198
Rakuten Group, Inc.(b)
	937,000	9.750		04/15/29	1,030,260
Snap, Inc. (a)(b)
	900,000	6.875		03/01/33	922,347
United Group BV(a)
EUR	500,000	3.625	(b)	02/15/28	561,133
	757,000	5.250	(b)	02/01/30	858,454
(3 mo. EUR EURIBOR + 4.250%)
	610,000	6.393	(f)	02/15/31	697,002

					8,054,105

Investment Companies – 0.3%
Abu Dhabi Developmental Holding Co. PJSC(a)(b)
	$1,169,000	4.500		05/06/30	1,163,401
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(a)
	675,000	5.250		05/15/27	657,666
	700,000	9.000		06/15/30	679,581
Khazanah Capital Ltd.
	942,000	4.876		06/01/33	947,303

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies – (continued)
Khazanah Global Sukuk Bhd.
	$926,000	4.687%		06/01/28	$ 930,510

					4,378,461

Iron/Steel – 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(a)(b)
	860,000	8.750		07/15/26	811,848
Cleveland-Cliffs, Inc.(a)(b)
	750,000	7.000		03/15/32	731,490
CSN Resources SA(a)
	535,000	8.875		12/05/30	530,613
Mineral Resources Ltd.(a)(b)
	365,000	8.125		05/01/27	366,077
	500,000	8.000		11/01/27	506,195
	492,000	9.250		10/01/28	511,178
	511,000	8.500		05/01/30	519,539
Samarco Mineracao SA(a)(g) (PIK 9.049%, Cash 9.000%)
	1,753,008	9.500		06/30/31	1,733,287
Tacora Resources, Inc.(h)
	27,984	13.000		09/18/31	27,984

					5,738,211

Leisure Time(a)(b) – 0.2%
Carnival Corp.
	350,000	4.000		08/01/28	339,980
	400,000	6.000		05/01/29	403,500
Deuce Finco PLC
GBP	250,000	5.500		06/15/27	328,990
(3 mo. EUR EURIBOR + 4.750%)
EUR	200,000	6.725	(f)	06/15/27	229,781
NCL Corp. Ltd.
	$200,000	8.125		01/15/29	210,252
Pinnacle Bidco PLC
GBP	350,000	10.000		10/11/28	488,006
Sabre GLBL, Inc.
	$1,050,000	10.750		11/15/29	1,081,426
Viking Ocean Cruises Ship VII Ltd.
	370,000	5.625		02/15/29	368,416

					3,450,351

Lodging(a) – 0.6%
Genting New York LLC/GENNY Capital, Inc.(b)
	1,200,000	7.250		10/01/29	1,236,552
Hilton Domestic Operating Co., Inc.(b)
	1,215,000	4.000		05/01/31	1,133,388
Melco Resorts Finance Ltd.(b)
	1,450,000	5.375		12/04/29	1,381,125
	967,000	7.625		04/17/32	992,384
MGM Resorts International
	369,000	6.500		04/15/32	375,026
Station Casinos LLC(b)
	403,000	4.625		12/01/31	377,152
Studio City Co. Ltd.
	1,240,000	7.000		02/15/27	1,247,750

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – (continued)
Studio City Finance Ltd.(b)
	$1,550,000	5.000%		01/15/29	$ 1,451,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)
	1,030,000	5.250		05/15/27	1,028,671
Wynn Macau Ltd.(b)
	1,090,000	5.125		12/15/29	1,047,632

					10,270,867

Machinery - Construction & Mining(a)(b) – 0.1%
BWX Technologies, Inc.
	1,334,000	4.125		06/30/28	1,291,112

Machinery-Diversified(a)(b) – 0.2%
Chart Industries, Inc.
	250,000	7.500		01/01/30	261,898
	565,000	9.500		01/01/31	604,465
Mangrove Luxco III SARL(f) (3 mo. EUR EURIBOR + 5.000%)
EUR	1,368,000	7.026		07/15/29	1,563,112

					2,429,475

Media(a) – 2.2%
Altice Financing SA
	$625,000	9.625	(b)	07/15/27	573,744
EUR	589,000	3.000		01/15/28	523,174
	$2,380,000	5.000	(b)	01/15/28	1,908,260
	767,000	5.750	(b)	08/15/29	587,177
AMC Networks, Inc.(b)
	611,000	10.250		01/15/29	627,864
Beasley Mezzanine Holdings LLC(b)
	1,112,000	9.200		08/01/28	428,253
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
	560,000	5.125		05/01/27	555,397
	410,000	5.000		02/01/28	402,489
	1,025,000	5.375		06/01/29	1,007,237
	1,218,000	6.375		09/01/29	1,228,877
	2,590,000	4.500		08/15/30	2,423,955
	650,000	4.250		02/01/31	593,151
	820,000	4.250		01/15/34	707,430
CSC Holdings LLC(b)
	721,000	5.500		04/15/27	698,094
	425,000	7.500		04/01/28	343,855
	1,080,000	11.750		01/31/29	1,010,113
	1,701,000	6.500		02/01/29	1,344,658
	2,293,000	5.750		01/15/30	1,128,752
	94,000	4.125		12/01/30	63,152
Directv Financing LLC(b)
	648,000	8.875		02/01/30	631,146
Discovery Communications LLC
	1,361,000	5.000		09/20/37	986,004
DISH DBS Corp.(b)
	2,843,000	5.250		12/01/26	2,674,040
	1,190,000	5.750		12/01/28	1,062,075
Fox Corp.
	350,000	5.476		01/25/39	339,874
	350,000	5.576		01/25/49	327,383

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – (continued)
Gray Media, Inc.(b)
	$1,171,000	10.500%		07/15/29	$ 1,267,268
	1,162,000	4.750		10/15/30	867,410
	665,000	5.375		11/15/31	491,003
McGraw-Hill Education, Inc.(b)
	450,000	5.750		08/01/28	448,587
Nexstar Media, Inc.(b)
	246,000	4.750		11/01/28	239,046
Paramount Global(f) (5 yr. CMT + 3.999%)
	1,347,000	6.375		03/30/62	1,327,805
Scripps Escrow II, Inc.(b)
	1,074,000	3.875		01/15/29	953,615
Sinclair Television Group, Inc.(b)
	805,000	5.500		03/01/30	664,833
	499,000	8.125		02/15/33	510,327
Sirius XM Radio LLC(b)
	892,000	3.125		09/01/26	872,207
	450,000	4.125		07/01/30	410,341
Spanish Broadcasting System, Inc.(b)
	1,225,000	9.750		03/01/26	814,527
Telenet Finance Luxembourg Notes SARL(b)
	1,000,000	5.500		03/01/28	985,930
Urban One, Inc.(b)
	1,215,000	7.375		02/01/28	716,850
Virgin Media Secured Finance PLC(b)
	222,000	4.500		08/15/30	206,180
Virgin Media Vendor Financing Notes III DAC(b)
GBP	635,000	4.875		07/15/28	811,710
Virgin Media Vendor Financing Notes IV DAC(b)
	$600,000	5.000		07/15/28	580,824
Ziggo BV(b)
EUR	600,000	2.875		01/15/30	645,451

					34,990,068

Metal Fabricate & Hardware(a)(b) – 0.1%
Vallourec SACA
	$995,000	7.500		04/15/32	1,052,929

Mining(a) – 1.0%
Aris Mining Corp.(b)
	875,000	8.000		10/31/29	899,063
Constellium SE(b)
	700,000	3.750		04/15/29	657,097
Corp. Nacional del Cobre de Chile
	801,000	6.780	(b)	01/13/55	819,615
	1,670,000	6.780		01/13/55	1,708,811
Eldorado Gold Corp.(b)
	1,450,000	6.250		09/01/29	1,445,084
Endeavour Mining PLC(b)
	411,000	7.000		05/28/30	417,938
First Quantum Minerals Ltd.(b)
	1,450,000	9.375		03/01/29	1,531,562
	1,150,000	8.625		06/01/31	1,193,125
Fortescue Treasury Pty. Ltd.(b)
	179,000	4.500		09/15/27	175,733

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining(a) – (continued)
Fortescue Treasury Pty. Ltd.(b) – (continued)
$737,000	4.375%		04/01/31	$ 691,151
Freeport-McMoRan, Inc.
795,000	5.400		11/14/34	803,133
Mountain Province Diamonds, Inc.(b)(h)
2,861,000	9.000		12/15/27	2,586,344
Northwest Acquisitions ULC/Dominion Finco, Inc.(b)(e)
1,260,000	7.125		11/01/22	13
Novelis Corp. (b)
1,000,000	3.250		11/15/26	983,840
400,000	4.750		01/30/30	383,228
Vedanta Resources Finance II PLC(b)
569,000	11.250		12/03/31	592,471
747,000	9.850		04/24/33	750,735
WE Soda Investments Holding PLC
880,000	9.375		02/14/31	921,668

				16,560,611

Miscellaneous Manufacturing(a)(b) – 0.1%
Amsted Industries, Inc.
357,000	4.625		05/15/30	341,860
401,000	6.375		03/15/33	407,011
LSB Industries, Inc.
360,000	6.250		10/15/28	354,092

				1,102,963

Oil Field Services – 2.9%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
444,000	6.250		04/01/28	445,447
457,000	6.625		09/01/32	463,869
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(b)
178,000	6.625		10/15/32	181,108
660,000	6.625		07/15/33	669,636
Baytex Energy Corp.(a)(b)
500,000	7.375		03/15/32	483,290
Chesapeake Energy Corp.(j)
195,000	7.000		10/01/24	624
935,000	7.500		10/01/26	2,992
CITGO Petroleum Corp.(a)(b)
1,559,000	8.375		01/15/29	1,620,175
Civitas Resources, Inc.(a)(b)
460,000	8.625		11/01/30	469,637
CNX Resources Corp.(a)(b)
1,175,000	6.000		01/15/29	1,174,060
Comstock Resources, Inc.(a)(b)
1,329,000	6.750		03/01/29	1,308,480
EDO Sukuk Ltd.
923,000	5.662	(b)	07/03/31	946,998
968,000	5.662		07/03/31	993,168
Greenfire Resources Ltd.(a)(b)
2,199,000	12.000		10/01/28	2,314,404
Kosmos Energy Ltd.(a)(b)
1,565,000	7.750		05/01/27	1,475,012
Kraken Oil & Gas Partners LLC(a)(b)
522,000	7.625		08/15/29	511,393

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Long Ridge Energy LLC(a)(b)
	$1,725,000	8.750%		02/15/32	$ 1,789,912
Moss Creek Resources Holdings, Inc.(a)(b)
	1,022,000	8.250		09/01/31	997,584
Nabors Industries, Inc.(a)(b)
	593,000	9.125		01/31/30	587,432
	586,000	8.875		08/15/31	470,118
Northern Oil & Gas, Inc.(a)(b)
	273,000	8.125		03/01/28	275,779
Permian Resources Operating LLC(a)(b)
	500,000	8.000		04/15/27	511,060
	323,000	9.875		07/15/31	352,070
Petroleos de Venezuela SA(e)
	2,236,900	5.375		04/12/27	309,811
	1,031,200	5.500		04/12/37	139,212
Petroleos del Peru SA
	2,126,000	5.625		06/19/47	1,421,231
Petroleos Mexicanos
	800,000	6.875		08/04/26	802,720
	3,581,000	6.375		01/23/45	2,690,226
	5,386,000	6.750		09/21/47	4,155,299
Petronas Capital Ltd.(a)
	1,570,000	5.848	(b)	04/03/55	1,581,006
	200,000	5.848		04/03/55	201,402
	2,417,000	3.404		04/28/61	1,583,570
Raizen Fuels Finance SA(a)(b)
	293,000	6.250		07/08/32	288,898
Saudi Arabian Oil Co.(a)(b)
	534,000	5.875		07/17/64	496,753
SM Energy Co.(a)(b)
	149,000	6.750		08/01/29	149,116
Sunoco LP(a)(b)
	345,000	7.250		05/01/32	361,719
	333,000	6.250		07/01/33	337,163
TGNR Intermediate Holdings LLC(a)(b)
	1,217,000	5.500		10/15/29	1,186,027
Transocean Poseidon Ltd.(a)(b)
	315,000	6.875		02/01/27	315,032
Transocean, Inc.
	704,000	8.250	(a)(b)	05/15/29	665,224
	600,000	8.750	(a)(b)	02/15/30	621,852
	2,074,000	8.500	(a)(b)	05/15/31	1,908,578
	1,536,000	6.800		03/15/38	1,152,046
Valaris Ltd.(a)(b)
	2,090,000	8.375		04/30/30	2,157,089
Var Energi ASA(a)(f) (5 yr. EURIBOR ICE Swap + 4.765%)
EUR	1,160,000	7.862		11/15/83	1,459,917
Vista Energy Argentina SAU(a)(b)
	$522,000	7.625		12/10/35	510,229
Vital Energy, Inc.(a)(b)
	1,363,000	7.875		04/15/32	1,196,973
Wintershall Dea Finance 2 BV(a)(f) (-1X 5 yr. EUR Swap + 3.319%)
EUR	1,100,000	3.000		07/20/28	1,201,968

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
YPF SA(a)(b)
	$1,355,000	9.500%		01/17/31	$ 1,429,945

					46,367,254

Packaging(a) – 0.7%
ARD Finance SA(b)(g)
(PIK 5.750%, Cash 5.000%)
EUR	286,806	5.000		06/30/27	13,590
(PIK 7.250%, Cash 6.500%)
	$144,964	6.500		06/30/27	10,579
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
EUR	400,000	2.000		09/01/28	434,076
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(b)
	$953,000	4.125		08/15/26	941,240
	453,000	5.250		08/15/27	224,280
	328,000	5.250		08/15/27	163,203
Ball Corp.
EUR	1,065,000	1.500		03/15/27	1,193,865
	$1,074,000	2.875		08/15/30	965,043
Canpack SA/Canpack U.S. LLC(b)
EUR	532,000	2.375		11/01/27	597,623
Fedrigoni SpA(b)
	250,000	6.125		06/15/31	276,028
(3 mo. EUR EURIBOR + 4.000%)
	250,000	5.980	(f)	01/15/30	282,122
Graphic Packaging International LLC(b)
	$375,000	3.750		02/01/30	350,381
LABL, Inc.(b)
	764,000	8.625		10/01/31	633,868
OI European Group BV(b)
	185,000	4.750		02/15/30	175,267
Sealed Air Corp.(b)
	850,000	4.000		12/01/27	825,409
Sealed Air Corp./Sealed Air Corp. U.S.(b)
	324,000	6.125		02/01/28	327,104
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
EUR	460,000	8.250		05/15/30	537,881
	$848,000	9.500	(b)	05/15/30	867,623
Trident TPI Holdings, Inc.(b)
	1,061,000	12.750		12/31/28	1,134,453
Trivium Packaging Finance BV(b)
	877,000	8.250		07/15/30	923,981

					10,877,616

Pharmaceuticals – 0.5%
1261229 BC Ltd.(a)(b)
	1,350,000	10.000		04/15/32	1,374,165
Bausch Health Cos., Inc.(b)
	850,000	11.000		09/30/28	873,298
Bayer AG (a)(f) (5 yr. EUR Swap + 3.432%)
EUR	700,000	6.625		09/25/83	856,756
Cheplapharm Arzneimittel GmbH(a)(b)
	500,000	7.500		05/15/30	588,654

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Dolcetto Holdco SpA(a)(b)
EUR	333,000	5.625%		07/14/32	$ 387,236
Endo Finance Holdings, Inc.(a)(b)
	$350,000	8.500		04/15/31	372,428
Grifols SA (a)(b)
	590,000	4.750		10/15/28	568,194
EUR	500,000	7.125		05/01/30	602,165
Nidda Healthcare Holding GmbH(a)(b)
	110,000	5.625		02/21/30	129,461
	182,000	5.375		10/23/30	212,010
(3 mo. EUR EURIBOR + 3.750%)
	440,000	5.900	(f)	10/23/30	504,814
Option Care Health, Inc.(a)(b)
	$700,000	4.375		10/31/29	669,018
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b)
	685,000	5.125		04/30/31	592,518
Par Pharmaceutical, Inc.(b)(e)(h)(j)
	344,000	7.500		04/01/27	—
Teva Pharmaceutical Finance Netherlands III BV
	700,000	3.150		10/01/26	685,272

					8,415,989

Pipelines(a) – 1.0%
CNX Midstream Partners LP(b)
	500,000	4.750		04/15/30	471,770
Delek Logistics Partners LP/Delek Logistics Finance Corp.(b)
	911,000	7.375		06/30/33	899,931
Genesis Energy LP/Genesis Energy Finance Corp.
	650,000	8.875		04/15/30	687,524
	325,000	7.875		05/15/32	336,333
ITT Holdings LLC(b)
	890,000	6.500		08/01/29	846,853
NFE Financing LLC(b)
	800,000	12.000		11/15/29	282,256
ONEOK, Inc.
	71,000	5.600		04/01/44	64,871
	549,000	5.450		06/01/47	487,386
Summit Midstream Holdings LLC(b)
	700,000	8.625		10/31/29	712,425
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
	522,000	7.375		02/15/29	535,347
	2,122,000	6.000		12/31/30	2,079,433
TransMontaigne Partners LLC(b)
	1,260,000	8.500		06/15/30	1,316,687
Venture Global Calcasieu Pass LLC(b)
	350,000	3.875		08/15/29	330,169
	2,380,000	3.875		11/01/33	2,076,574
Venture Global LNG, Inc.(b)
	693,000	9.500		02/01/29	755,606
	719,000	8.375		06/01/31	743,245
	200,000	9.875		02/01/32	215,794
(5 yr. CMT + 5.440%)
	1,031,000	9.000	(f)	09/30/29	1,030,856
Venture Global Plaquemines LNG LLC(b)
	581,000	6.500		01/15/34	597,605

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
Venture Global Plaquemines LNG LLC(b) – (continued)
	$581,000	6.750%		01/15/36	$ 597,611
Western Midstream Operating LP
	1,305,000	5.250		02/01/50	1,094,973

					16,163,249

Real Estate(a) – 0.3%
Adler Financing SARL(g)
EUR	629,793	8.250		12/31/28	756,610
Howard Hughes Corp.(b)
	$710,000	4.375		02/01/31	654,435
Kennedy-Wilson, Inc.
	535,000	4.750		03/01/29	502,076
Neinor Homes SA(b)
EUR	143,000	5.875		02/15/30	170,614
Port of Spain Waterfront Development(b)
	$886,000	7.875		02/19/40	868,280
Samhallsbyggnadsbolaget I Norden Holding AB
EUR	1,600,000	2.250		07/12/27	1,678,531

					4,630,546

Real Estate Investment Trust(a) – 1.1%
Apollo Commercial Real Estate Finance, Inc.(b)
	$1,750,000	4.625		06/15/29	1,661,887
Arbor Realty SR, Inc.(b)
	760,000	7.875		07/15/30	776,150
Blackstone Mortgage Trust, Inc.(b)
	210,000	7.750		12/01/29	222,207
Brandywine Operating Partnership LP
	997,000	8.300		03/15/28	1,061,336
	546,000	8.875		04/12/29	586,453
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(b)
	1,318,000	4.500		04/01/27	1,281,610
Diversified Healthcare Trust
	700,000	4.750		02/15/28	648,781
	2,505,000	4.375		03/01/31	2,091,951
Iron Mountain U.K. PLC(b)
GBP	400,000	3.875		11/15/25	525,006
Iron Mountain, Inc.(b)
	$935,000	4.875		09/15/29	914,430
	175,000	4.500		02/15/31	165,547
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
	200,000	4.250		02/01/27	196,422
	650,000	4.750		06/15/29	631,052
MPT Operating Partnership LP/MPT Finance Corp.
	905,000	5.000		10/15/27	830,211
	325,000	8.500	(b)	02/15/32	338,081
RLJ Lodging Trust LP(b)
	757,000	3.750		07/01/26	745,456
	249,000	4.000		09/15/29	232,491
Service Properties Trust
	1,480,000	5.500		12/15/27	1,458,806
	350,000	3.950		01/15/28	326,372
	485,000	4.375		02/15/30	413,540

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Starwood Property Trust, Inc.(b)
	$700,000	3.625%		07/15/26	$ 686,714
	300,000	6.500		10/15/30	308,619
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(b)
	510,000	6.000		01/15/30	482,343
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
	1,544,000	6.500		02/15/29	1,501,911

					18,087,376

Retailing – 0.9%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
	281,000	5.625		09/15/29	283,110
Advance Auto Parts, Inc.(a)(b)
	556,000	7.375		08/01/33	558,524
Asbury Automotive Group, Inc.(a)
	782,000	4.500		03/01/28	767,345
	138,000	4.625	(b)	11/15/29	132,450
Bath & Body Works, Inc.
	145,000	5.250		02/01/28	145,290
	795,000	6.875		11/01/35	818,079
	250,000	6.750		07/01/36	253,282
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.(a)(b)
	600,000	9.500		07/01/32	618,036
BCPE Ulysses Intermediate, Inc.(a)(b)(g) (PIK 8.500%, Cash 7.750%)
	644,667	7.750		04/01/27	644,557
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(a)(b)
	905,000	5.125		04/15/29	843,306
Carvana Co.(a)(b)(g)
(PIK 12.000%, Cash 9.000%)
	446,897	9.000		12/01/28	457,779
(PIK 13.000%, Cash 11.000%)
	461,000	9.000		06/01/30	482,247
CD&R Firefly Bidco PLC(a)(b)
GBP	100,000	8.625		04/30/29	136,942
Cougar JV Subsidiary LLC(a)(b)
	$361,000	8.000		05/15/32	381,624
eG Global Finance PLC(a)(b)
EUR	900,000	11.000		11/30/28	1,137,532
Ferrellgas LP/Ferrellgas Finance Corp.(a)(b)
	$274,000	5.375		04/01/26	271,844
	282,000	5.875		04/01/29	260,413
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(a)(b)
	1,070,000	4.625		01/15/29	1,016,832
	345,000	6.750		01/15/30	324,597
Gap, Inc.(a)(b)
	1,000,000	3.625		10/01/29	921,470
LBM Acquisition LLC(a)(b)
	259,000	6.250		01/15/29	227,340
LCM Investments Holdings II LLC(a)(b)
	1,399,000	4.875		05/01/29	1,359,618
Macy’s Retail Holdings LLC(a)(b)
	562,000	7.375		08/01/33	564,085

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Neiman Marcus Group Ltd. LLC(e)(h)(j)
	$605,000	8.000%		10/15/21	$ —
Papa John’s International, Inc.(a)(b)
	404,000	3.875		09/15/29	387,315
PetSmart, Inc./PetSmart Finance Corp.(a)(b)
	500,000	4.750		02/15/28	491,060
Rite Aid Corp.
	348,000	7.500	(b)(e)(h)(j)	07/01/25	—
	97,124	8.000	(b)(e)(h)(j)	10/18/25	—
	104,492	15.000	(e)	08/30/31	31,370
	49,571	15.000	(e)	08/30/31	4,161
	34,147	0.000	(c)(h)	08/30/34	—
(-1X 3 mo. USD Term SOFR + 7.000%)
	36,240	0.000	(b)(e)	08/30/31	2,356
Specialty Building Products Holdings LLC/SBP Finance Corp.(a)(b)
	330,000	7.750		10/15/29	323,225
Victoria’s Secret & Co.(a)(b)
	914,000	4.625		07/15/29	850,057

					14,695,846

Semiconductors(a)(b) – 0.3%
BE Semiconductor Industries NV
EUR	400,000	4.500		07/15/31	477,213
Entegris, Inc.
	$653,000	4.750		04/15/29	639,515
	145,000	3.625		05/01/29	136,006
Kioxia Holdings Corp.
	700,000	6.250		07/24/30	697,585
	1,350,000	6.625		07/24/33	1,338,349
ON Semiconductor Corp.
	751,000	3.875		09/01/28	724,760
Synaptics, Inc.
	866,000	4.000		06/15/29	816,647

					4,830,075

Software(a) – 0.7%
Asmodee Group AB(b)
EUR	177,600	5.750		12/15/29	213,893
Central Parent, Inc./CDK Global, Inc.(b)
	$375,000	7.250		06/15/29	309,019
Cloud Software Group, Inc.(b)
	1,978,000	6.500		03/31/29	1,997,740
	1,838,000	9.000		09/30/29	1,902,109
	945,000	8.250		06/30/32	1,006,463
Elastic NV(b)
	819,000	4.125		07/15/29	778,779
PTC, Inc.(b)
	702,000	4.000		02/15/28	683,895
Rocket Software, Inc.(b)
	1,891,000	9.000		11/28/28	1,951,342
SS&C Technologies, Inc.(b)
	1,000,000	6.500		06/01/32	1,029,220

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
X.AI LLC/X.AI Co. Issuer Corp.
	$571,000	12.500%		06/30/30	$ 576,853

					10,449,313

Sovereign(a)(b) – 0.3%
Eagle Funding Luxco SARL
	4,240,000	5.500		08/17/30	4,268,408

Telecommunication Services(a) – 1.7%
Altice France SA
EUR	472,000	5.875		02/01/27	494,068
	$485,000	8.125	(b)	02/01/27	451,748
	1,726,000	5.500	(b)	01/15/28	1,534,811
	2,058,000	5.500	(b)	10/15/29	1,788,176
C&W Senior Finance Ltd.(b)
	840,000	9.000		01/15/33	866,040
CommScope LLC(b)
	740,000	8.250		03/01/27	740,392
	902,000	4.750		09/01/29	876,212
	500,000	9.500		12/15/31	526,045
Connect Finco SARL/Connect U.S. Finco LLC(b)
	475,000	9.000		09/15/29	479,646
Digicel International Finance Ltd./Difl U.S. LLC(b)
	1,415,000	8.625		08/01/32	1,429,546
EchoStar Corp.
	716,000	10.750		11/30/29	754,471
Iliad Holding SASU(b)
EUR	500,000	5.625		10/15/28	581,190
	$1,300,000	7.000		10/15/28	1,319,461
EUR	100,000	5.375		04/15/30	118,016
Kaixo Bondco Telecom SA(b)
	200,000	5.125		09/30/29	231,677
Level 3 Financing, Inc.(b)
	$1,788,000	4.875		06/15/29	1,680,952
	585,000	3.750		07/15/29	490,312
	603,623	11.000		11/15/29	685,686
	270,000	4.500		04/01/30	242,943
	1,231,730	3.875		10/15/30	1,065,902
	300,000	10.750		12/15/30	338,619
Lorca Telecom Bondco SA(b)
EUR	450,000	4.000		09/18/27	514,351
Lumen Technologies, Inc.(b)
	$750,000	4.125		04/15/29	730,253
Odido Group Holding BV(b)
EUR	500,000	5.500		01/15/30	576,540
Odido Holding BV(b)
	170,000	3.750		01/15/29	193,546
SoftBank Group Corp.
	1,379,000	3.375		07/06/29	1,504,565
	542,000	3.875		07/06/32	576,019
TDC Net AS
	921,000	6.500		06/01/31	1,172,009
Telesat Canada/Telesat LLC(b)
	$552,000	5.625		12/06/26	351,790

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services(a) – (continued)
Viasat, Inc. (b)
	$685,000	7.500%	05/30/31	$ 596,724
Vmed O2 U.K. Financing I PLC(b)
	1,215,000	4.250	01/31/31	1,107,910
	1,059,000	7.750	04/15/32	1,103,986
Zayo Group Holdings, Inc.(b)
	1,565,000	4.000	03/01/27	1,487,939

				26,611,545

Transportation(a) – 0.1%
SGL Group ApS(f) (3 mo. EUR EURIBOR + 4.750%)
EUR	340,000	6.745	04/22/30	391,038
Yinson Bergenia Production BV(b)
	$1,835,000	8.498	01/31/45	1,897,390

				2,288,428

Water Utilities(a)(b) – 0.1%
Aegea Finance SARL
	921,000	9.000	01/20/31	983,167

TOTAL CORPORATE OBLIGATIONS (Cost $476,989,014)				$ 486,179,449

Bank Loans(k) – 24.7%
Aerospace & Defense – 0.7%
Air Comm Corp. LLC
(3 mo. USD Term SOFR + 3.000%)
	$1,381,154	7.300%	12/11/31	$ 1,381,154
(3 mo. USD Term SOFR + 1.000%)
	26,923	7.058	12/11/31	26,517
Barnes Group, Inc.(1 mo. USD Term SOFR + 3.000%)
	1,870,312	7.356	01/27/32	1,871,323
Cobham Ultra SeniorCo SARL(6 mo. USD Term SOFR + 3.500%)
	920,386	8.177	08/03/29	921,206
Dynasty Acquisition Co., Inc. (1 mo. USD Term SOFR + 2.000%)
	992,507	6.356	10/31/31	994,680
Kaman Corp.
(3 mo. USD Term SOFR + 1.000%)
	16,421	7.079	02/26/32	16,338
(3 mo. USD Term SOFR + 2.750%)
	1,813,210	7.083–7.097	02/26/32	1,813,772
Propulsion (BC) Finco SARL(3 mo. USD Term SOFR + 2.750%)
	477,709	7.041	09/14/29	479,237
Spirit Aerosystems, Inc.(3 mo. USD Term SOFR + 4.250%)
	677,882	8.808	01/15/27	678,560
TransDigm, Inc.
(3 mo. USD Term SOFR + 2.500%)
	2,229,351	6.796	02/28/31	2,235,571
	243,138	6.796	01/19/32	243,799
(3 mo. USD Term SOFR + 2.750%)
	482,126	7.046	03/22/30	483,683

				11,145,840

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Airlines – 0.0%
American Airlines, Inc.(3 mo. USD Term SOFR + 2.250%)
$468,775	6.576%		04/20/28	$ 466,431

Auto Parts & Equipment – 0.1%
Autokiniton U.S. Holdings, Inc.(1 mo. USD Term SOFR + 4.000%)
258,434	8.471		04/06/28	249,061
Clarios Global LP
(1 mo. USD Term SOFR + 2.500%)
683,703	6.856		05/06/30	683,361
(1 mo. USD Term SOFR + 2.750%)
556,026	7.106		01/28/32	555,792
RealTruck Group, Inc.(1 mo. USD Term SOFR + 5.000%)
124,370	9.471		01/31/28	115,602

				1,603,816

Banks – 0.2%
AqGen Island Holdings, Inc.(1 mo. USD Term SOFR + 3.000%)
3,774,856	7.356		08/02/28	3,774,856

Beverages – 0.1%
Sazerac Co., Inc.(3 mo. USD Term SOFR + 2.500%)
1,250,000	6.840		07/09/32	1,253,912

Building & Construction(l) – 0.0%
AAL Delaware Holdco, Inc.
750,000	0.000		07/30/31	750,000

Building Materials – 0.6%
Chamberlain Group, Inc.
125,000	0.000	(l)	09/08/32	124,948
(1 mo. USD Term SOFR + 3.250%)
3,810,805	7.706		11/03/28	3,810,195
CP Atlas Buyer, Inc.(1 mo. USD Term SOFR + 5.250%)
750,000	9.606		07/08/30	714,750
Emrld Borrower LP(1 mo. USD Term SOFR + 2.500%)
417,032	6.856		08/04/31	417,061
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.500%)
1,352,813	8.057		12/22/28	1,356,519
(3 mo. USD Term SOFR + 6.750%)
1,500,000	11.307		12/21/29	1,516,875
Quikrete Holdings, Inc.(1 mo. USD Term SOFR + 2.250%)
1,640,887	6.606		02/10/32	1,638,836
Wilsonart LLC(3 mo. USD Term SOFR + 4.250%)
451,370	8.546		08/05/31	438,746

				10,017,930

Chemicals – 0.4%
Aruba Investments Holdings LLC
(1 mo. USD Term SOFR + 4.000%)
1,594,237	8.456		11/24/27	1,530,468
(1 mo. USD Term SOFR + 7.750%)
329,676	12.206		11/24/28	307,917
Chemours Co.(1 mo. USD Term SOFR + 3.000%)
260,877	7.356		08/18/28	260,551

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Chemicals – (continued)
Flexsys Holdings, Inc.
(1 mo. USD Term SOFR + 6.250%)
	$1,090,085	10.606%		08/01/29	$ 933,386
(1 mo. USD Term SOFR + 5.250%)
	1,435,029	9.721		08/01/29	574,012
Lonza Group AG(3 mo. USD Term SOFR + 3.925%)
	698,849	8.321		07/03/28	620,976
Nouryon Finance BV(l)
	300,000	0.000		04/03/28	299,814
SCIH Salt Holdings, Inc.(6 mo. USD Term SOFR + 3.000%)
	1,005,024	7.197		01/31/29	1,006,169
Tronox Finance LLC(l)
	21,894	0.000		04/04/29	19,967
USALCO LLC
	400,000	0.000	(l)	09/30/31	399,500

					5,952,760

Commercial Services – 2.0%
AlixPartners LLP(1 mo. USD Term SOFR + 2.500%)
	1,241,596	6.971		02/04/28	1,241,770
Allied Universal Holdco LLC(1 mo. USD Term SOFR + 3.750%)
	3,334,171	8.206		05/12/28	3,339,539
American Auto Auction Group LLC(3 mo. USD Term SOFR + 4.500%)
	422,259	8.830		05/28/32	425,426
Amspec Parent LLC
(3 mo. USD Term SOFR + 1.000%)
	16,000	7.818		12/22/31	15,910
(3 mo. USD Term SOFR + 3.500%)
	260,000	7.796		12/22/31	260,975
Anticimex International AB (3 mo. USD Term SOFR + 3.400%)
	2,585,658	7.660		11/16/28	2,588,027
Archkey Solutions LLC(3 mo. USD Term SOFR + 4.750%)
	643,903	9.046		11/01/31	647,226
Armorica Lux SARL(3 mo. EUR EURIBOR + 4.925%)
EUR	600,000	6.951		07/28/28	664,178
Belfor Holdings, Inc.(1 mo. USD Term SOFR + 3.000%)
	$675,607	7.356		11/01/30	676,877
Belron Finance 2019 LLC
	1,500,000	0.000	(l)	10/16/31	1,505,250
(3 mo. USD Term SOFR + 2.750%)
	298,842	7.049		10/16/31	299,888
Boost Newco Borrower LLC(3 mo. USD Term SOFR + 2.000%)
	1,161,489	6.296		01/31/31	1,163,185
Citrin Cooperman Advisors LLC(3 mo. USD Term SOFR + 3.000%)
	469,697	7.296		04/01/32	469,697
Conservice Midco LLC
	87,000	0.000	(l)	05/13/30	87,000
(1 mo. USD Term SOFR + 3.000%)
	1,489,434	7.356		05/13/30	1,489,434
Corporation Service Co.(1 mo. USD Term SOFR + 2.000%)
	512,917	6.356		11/02/29	511,763
Creative Artists Agency LLC(1 mo. USD Term SOFR + 2.500%)
	1,004,801	6.856		10/01/31	1,005,012

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Commercial Services – (continued)
Eagle Parent Corp.(3 mo. USD Term SOFR + 4.250%)
$791,568	8.546%	04/02/29	$ 788,473
Ensemble RCM LLC(3 mo. USD Term SOFR + 3.000%)
1,114,616	7.308	08/01/29	1,119,108
Fugue Finance LLC(1 mo. USD Term SOFR + 2.750%)
886,752	7.097	01/09/32	889,758
Grant Thornton Advisors LLC
(1 mo. USD Term SOFR + 2.500%)
1,507,016	6.856	06/02/31	1,507,287
(1 mo. USD Term SOFR + 3.000%)
255,000	7.356	06/02/31	255,352
Holding Socotec SAS(3 mo. USD Term SOFR + 3.750%)
539,550	8.040	06/30/28	539,831
Learning Care Group (U.S.) No. 2, Inc.(l)
406,633	0.000	08/11/28	406,295
Lernen U.S. Finco LLC(6 mo. USD Term SOFR + 3.500%)
448,875	7.840	10/27/31	451,492
Mavis Tire Express Services Corp.(3 mo. USD Term SOFR + 3.000%)
3,225,730	7.333	05/04/28	3,228,407
Mister Car Wash Holdings, Inc.(1 mo. USD Term SOFR + 2.500%)
521,365	6.856	03/27/31	521,735
OMNIA Partners LLC(3 mo. USD Term SOFR + 2.750%)
570,688	6.814	07/25/30	571,606
PG Investment Co. 59 SARL(3 mo. USD Term SOFR + 2.750%)
2,117,795	7.046	03/26/31	2,123,090
Spring Education Group, Inc.(3 mo. USD Term SOFR + 4.000%)
591,864	8.296	10/04/30	594,823
Wand NewCo 3, Inc.(1 mo. USD Term SOFR + 2.500%)
1,846,846	6.856	01/30/31	1,842,340
Xplor T1 LLC(3 mo. USD Term SOFR + 3.500%)
353,621	7.796	06/24/31	354,505

			31,585,259

Computers – 0.5%
Access CIG LLC(6 mo. USD Term SOFR + 4.250%)
1,686,147	8.381	08/18/28	1,692,234
Idemia Group(3 mo. USD Term SOFR + 4.250%)
492,960	8.546	09/30/28	495,425
Imprivata, Inc.(3 mo. USD Term SOFR + 3.000%)
395,992	7.321	12/01/27	396,630
Ivanti Software, Inc.(3 mo. USD Term SOFR + 5.750%)
597,411	10.016	06/01/29	618,070
Magenta Security Holdings LLC
(3 mo. USD Term SOFR + 6.750%)
790,270	11.318	07/27/28	655,679
(3 mo. USD Term SOFR + 6.250%)
228,946	10.558	07/27/28	231,952
200,042	6.068	07/27/28	45,410
(3 mo. USD Term SOFR + 7.000%)
619,642	11.568	07/27/28	270,319
McAfee LLC(1 mo. USD Term SOFR + 3.000%)
443,087	7.327	03/01/29	427,486
Tempo Acquisition LLC(1 mo. USD Term SOFR + 1.750%)
229,152	6.106	08/31/28	228,471

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Computers – (continued)
Twitter, Inc.
(3 mo. USD Term SOFR + 6.500%)
$848,338	10.958%		10/26/29	$ 825,933
(Fixed + 9.500%)
525,000	9.500		10/26/29	508,667
Verifone Systems, Inc.(3 mo. USD Term SOFR + 5.500%)
1,518,468	10.070		08/18/28	1,463,803

				7,860,079

Cosmetics & Personal Care(l) – 0.1%
Opal Bidco SAS
1,820,513	0.000		04/28/32	1,826,666

Distribution & Wholesale – 0.4%
BCPE Empire Holdings, Inc.(1 mo. USD Term SOFR + 3.250%)
1,290,003	7.606		12/11/30	1,288,880
Core & Main LP(6 mo. USD Term SOFR + 2.000%)
306,590	6.270		07/27/28	307,228
Fluid-Flow Products, Inc.(3 mo. USD Term SOFR + 3.250%)
2,908,788	7.546		03/31/28	2,909,573
MRC Global U.S., Inc.(3 mo. USD Term SOFR + 3.500%)
498,750	7.796		10/29/31	499,997
Windsor Holdings III LLC(1 mo. USD Term SOFR + 2.750%)
1,715,804	7.103		08/01/30	1,715,272

				6,720,950

Diversified Financial Services – 1.5%
Apex Group Treasury LLC(1 mo. USD Term SOFR + 3.500%)
3,426,101	7.822		02/27/32	3,425,244
Avolon TLB Borrower 1 (U.S.) LLC(1 mo. USD Term SOFR + 1.750%)
409,828	6.099		06/24/30	409,869
CFC Bidco 2022 Ltd.(3 mo. USD Term SOFR + 3.750%)
2,205,000	8.041		07/01/32	2,198,120
Colossus Acquireco LLC(l)
2,250,000	0.000		06/11/32	2,237,153
Deerfield Dakota Holding LLC
1,375,000	0.000	(l)	04/09/27	1,361,498
(3 mo. USD Term SOFR + 6.750%)
3,797,000	11.307		04/07/28	3,733,704
Ditech Holding Corp.(e)(h)
183,350	0.000		06/30/27	—
Edelman Financial Center LLC
(1 mo. USD Term SOFR + 3.000%)
371,845	7.356		04/07/28	372,228
(1 mo. USD Term SOFR + 5.250%)
495,226	9.606		10/06/28	497,083
FNZ Group Services Ltd.(3 mo. USD Term SOFR + 5.000%)
621,875	9.260		11/05/31	501,231
Focus Financial Partners LLC(1 mo. USD Term SOFR + 2.750%)
696,500	7.106		09/15/31	696,660
GC Ferry Acquisition I, Inc.
1,075,000	0.000	(l)	06/06/32	1,058,208
GEN II Fund Services LLC(6 mo. USD Term SOFR + 2.750%)
798,000	6.967		11/26/31	798,998

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Diversified Financial Services – (continued)
Hightower Holding LLC(3 mo. USD Term SOFR + 3.000%)
$944,157	7.260%		02/03/32	$ 944,157
Mariner Wealth Advisors LLC(3 mo. USD Term SOFR + 2.500%)
577,483	6.796		12/31/30	579,891
Mermaid Bidco, Inc.(l)
920,000	0.000		07/03/31	920,258
OID-OL Intermediate I LLC
(3 mo. USD Term SOFR + 6.000%)
416,128	10.308		02/01/29	428,462
(3 mo. USD Term SOFR + 4.250%)
1,943,368	8.708		02/01/29	1,621,099
Orion U.S. Finco, Inc.(l)
545,000	0.000		05/20/32	547,442
Summit Acquisition, Inc.(3 mo. USD Term SOFR + 3.500%)
1,868,750	7.832		10/16/31	1,871,086

				24,202,391

Electric – 0.4%
Alpha Generation LLC(1 mo. USD Term SOFR + 2.000%)
410,151	6.356		09/30/31	409,385
Astoria Energy LLC(l)
500,000	0.000		06/23/32	501,170
Cogentrix Finance Holdco I LLC(1 mo. USD Term SOFR + 2.750%)
598,500	7.106		02/26/32	598,997
CPV Fairview LLC(1 mo. USD Term SOFR + 3.000%)
295,200	7.356		08/14/31	296,062
EFS Cogen Holdings I LLC(3 mo. USD Term SOFR + 3.000%)
498,237	7.308		10/03/31	499,482
Hamilton Projects Acquiror LLC(1 mo. USD Term SOFR + 2.500%)
405,000	6.856		05/30/31	405,441
Lackawanna Energy Center LLC
430,000	0.000	(l)	07/23/32	431,613
(1 mo. USD Term SOFR + 4.250%)
679,650	8.606		08/06/29	679,086
Lightstone Holdco LLC (1 mo. USD Term SOFR + 5.750%)
1,111,797	10.106		01/29/27	1,110,174
Potomac Energy Center LLC(h)(l)
356,221	0.000		03/14/32	356,221
South Field LLC (3 mo. USD Term SOFR + 3.250%)
584,910	7.546		08/29/31	586,617
Talen Energy Supply LLC(3 mo. USD Term SOFR + 2.500%)
126,712	6.808		05/17/30	126,811

				6,001,059

Energy-Alternate Sources – 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.(3 mo. USD Term SOFR + 8.500%)
887,568	12.816		12/06/29	906,429
Esdec Solar Group BV(h) (3 mo. USD Term SOFR + 5.000%)
143,254	9.557		08/30/28	38,679

				945,108

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Engineering & Construction – 0.4%
Artera Services LLC(3 mo. USD Term SOFR + 4.500%)
	$373,820	8.796%		02/15/31	$ 309,149
Brown Group Holding LLC
	500,000	0.000	(l)	07/01/31	500,000
(1 mo. USD Term SOFR + 2.500%)
	998,900	7.106		07/01/31	999,890
KKR Apple Bidco LLC(1 mo. USD Term SOFR + 2.500%)
	1,812,826	6.856		09/23/31	1,816,923
Service Logic Acquisition, Inc.(1 mo. USD Term SOFR + 3.000%)–(3 mo. USD Term SOFR + 3.000%)
	1,215,433	7.308–7.356		10/29/27	1,216,442
Wrench Group LLC(3 mo. USD Term SOFR + 4.000%)
	1,051,811	8.557		10/30/28	1,048,529

					5,890,933

Entertainment – 0.3%
Caesars Entertainment, Inc.(1 mo. USD Term SOFR + 2.250%)
	421,012	6.606		02/06/30	420,309
CE Intermediate I LLC(3 mo. USD Term SOFR + 3.000%)
	666,650	7.450		03/25/32	667,903
East Valley Tourist Development Authority(h) (1 mo. USD Term SOFR + 7.500%)
	981,663	11.971		11/23/26	971,846
EOC Borrower LLC(1 mo. USD Term SOFR + 3.000%)
	461,275	7.356		03/24/32	461,566
Motion Finco SARL(3 mo. USD Term SOFR + 3.500%)
	499,438	7.796		11/12/29	456,986
Ontario Gaming GTA LP(3 mo. USD Term SOFR + 4.250%)
	498,734	8.546		08/01/30	495,772
Route 66 Development Authority(h) (1 mo. USD Term SOFR + 9.000%)
	1,000,000	13.356		10/10/30	995,000
UFC Holdings LLC(l)
	498,750	0.000		11/21/31	499,897

					4,969,279

Environmental – 0.3%
Filtration Group Corp.(1 mo. USD Term SOFR + 3.000%)
	2,909,590	7.356		10/21/28	2,914,769
Madison IAQ LLC
(6 mo. USD Term SOFR + 2.500%)
	1,122,085	6.702		06/21/28	1,121,962
(6 mo. USD Term SOFR + 3.250%)
	1,000,000	7.452		05/06/32	1,003,500
WIN Waste Innovations Holdings, Inc.(1 mo. USD Term SOFR + 2.750%)
	550,510	7.221		03/24/28	549,607

					5,589,838

Food – 0.2%
Chobani LLC(1 mo. USD Term SOFR + 2.500%)
	1,047,211	6.856		10/25/27	1,050,489
Labeyrie Fine Foods SAS(3 mo. EUR EURIBOR + 4.250%)
EUR	500,000	6.230		07/30/26	537,573

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Food – (continued)
Nomad Foods U.S. LLC (6 mo. USD Term SOFR + 2.500%)
$637,013	6.535%	11/12/29	$ 637,096
Quirch Foods Holdings LLC (3 mo. USD Term SOFR + 5.000%)
438,172	9.574	10/27/27	426,122

			2,651,280

Food Service – 0.1%
Aramark Services, Inc. (1 mo. USD Term SOFR + 2.000%)
692,129	6.356	06/22/30	692,253
Golden State Foods LLC (1 mo. USD Term SOFR + 4.250%)
536,904	8.586	12/04/31	538,918

			1,231,171

Hand/Machine Tools – 0.0%
Alliance Laundry Systems LLC (1 mo. USD Term SOFR + 2.500%)
887,514	6.858	08/19/31	886,014

Health Care Products – 0.9%
Agiliti Health, Inc. (3 mo. USD Term SOFR + 3.000%)–(6 mo. USD Term SOFR + 3.000%)
581,320	7.216–7.291	05/01/30	562,909
Bausch & Lomb Corp.
(1 mo. USD Term SOFR + 4.000%)
2,463,626	8.356	09/29/28	2,461,581
(1 mo. USD Term SOFR + 4.250%)
2,855,983	8.606	01/15/31	2,863,837
Carestream Health, Inc. (3 mo. USD Term SOFR + 7.500%)
1,199,701	11.896	09/30/27	538,366
Confluent Medical Technologies, Inc. (3 mo. USD Term SOFR + 3.000%)
861,651	7.314	02/16/29	860,212
ICU Medical, Inc. (3 mo. USD Term SOFR + 2.500%)
653,094	6.946	01/08/29	653,447
Lifescan Global Corp.(l)
2,276,935	0.000	12/31/26	1,912,626
Maravai Intermediate Holdings LLC (3 mo. USD Term SOFR + 3.000%)
639,785	7.326	10/19/27	608,595
Medline Borrower LP (1 mo. USD Term SOFR + 2.250%)
4,007,680	6.606	10/23/28	4,010,204
Resonetics LLC (3 mo. USD Term SOFR + 2.750%)
831,889	7.064	06/18/31	830,941

			15,302,718

Health Care Services – 0.9%
Charlotte Buyer, Inc. (1 mo. USD Term SOFR + 4.250%)
329,305	8.596	02/11/28	328,929
Electron BidCo, Inc. (1 mo. USD Term SOFR + 2.750%)
1,107,425	7.106	11/01/28	1,109,639
Envision Healthcare Corp.(l)
903,488	0.000	12/30/27	905,368
Envision Healthcare Operating, Inc. (1 mo. USD Term SOFR + 6.500%)
1,994,817	10.856	06/25/30	2,006,048
Global Medical Response, Inc. (3 mo. USD Term SOFR + 4.750%)
1,208,412	9.079	10/31/28	1,208,980

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Health Care Services – (continued)
HomeVI SAS (3 mo. EUR EURIBOR + 4.750%)
EUR	500,000	6.776%		10/31/29	$ 570,423
LifePoint Health, Inc. (3 mo. USD Term SOFR + 3.500%)
	$92,038	7.820		05/19/31	91,477
MDVIP, Inc. (1 mo. USD Term SOFR + 2.750%)
	911,519	7.106		10/16/28	911,747
Parexel International Corp. (1 mo. USD Term SOFR + 2.500%)
	611,987	6.856		11/15/28	612,599
Pluto Acquisition I, Inc. (3 mo. USD Term SOFR + 5.500%)
	238,343	9.821		06/20/28	237,747
Precision Medicine Group LLC (1 mo. USD Term SOFR + 3.000%)
	788,410	7.456		11/18/27	788,655
Radiology Partners, Inc.(l)
	300,000	0.000		06/30/32	300,048
Radnet Management, Inc. (3 mo. USD Term SOFR + 2.250%)
	1,076,172	6.580		04/18/31	1,077,345
Surgery Center Holdings, Inc. (1 mo. USD Term SOFR + 2.750%)
	1,097,157	7.106		12/19/30	1,099,791
Team Health Holdings, Inc.
	830,000	0.000	(l)	06/23/28	829,651
(1 mo. USD Term SOFR + 5.250%)
	2,535,578	9.606		03/02/27	2,530,304

					14,608,751

Home Furnishings – 0.5%
AI Aqua Merger Sub, Inc. (1 mo. USD Term SOFR + 3.000%)
	2,055,181	7.322		07/31/28	2,053,352
Weber-Stephen Products LLC
(1 mo. USD Term SOFR + 3.250%)
	3,070,877	7.721		10/30/27	3,066,086
(1 mo. USD Term SOFR + 4.250%)
	2,684,730	8.706		10/30/27	2,674,662

					7,794,100

Insurance – 2.8%
Acrisure LLC (1 mo. USD Term SOFR + 3.000%)
	3,751,704	7.356		11/06/30	3,747,015
Alera Group, Inc.
(1 mo. USD Term SOFR + 3.250%)
	500,000	7.606		05/31/32	502,095
(1 mo. USD Term SOFR + 5.500%)
	3,100,000	9.856		05/30/33	3,212,375
Alliant Holdings Intermediate LLC
	1,597,227	0.000	(l)	09/19/31	1,597,227
(1 mo. USD Term SOFR + 2.750%)
	1,126,086	7.103		09/19/31	1,125,974
AmWINS Group, Inc. (1 mo. USD Term SOFR + 2.250%)
	617,836	6.606		01/30/32	618,083
Amynta Agency Borrower, Inc. (1 mo. USD Term SOFR + 3.000%)
	241,579	7.356		12/29/31	241,549
Ardonagh Midco 3 PLC (3 mo. USD Term SOFR + 2.750%)–(6 mo. USD Term SOFR + 2.750%)
	871,875	6.950–7.046		02/15/31	868,065
AssuredPartners, Inc. (1 mo. USD Term SOFR + 3.500%)
	2,758,240	7.858		02/14/31	2,763,509

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Insurance – (continued)
Asurion LLC
(1 mo. USD Term SOFR + 5.250%)
$184,027	9.721%	01/20/29	$ 172,611
(1 mo. USD Term SOFR + 3.250%)
165,860	7.721	07/31/27	165,770
(1 mo. USD Term SOFR + 4.250%)
625,754	8.606	09/19/30	612,144
Broadstreet Partners, Inc. (1 mo. USD Term SOFR + 2.750%)
4,701,172	7.106	06/13/31	4,703,852
Cross Financial Corp. (1 mo. USD Term SOFR + 2.750%)
639,110	7.106	10/31/31	641,110
Goosehead Insurance Holdings LLC (1 mo. USD Term SOFR + 3.000%)
1,745,625	7.336	01/08/32	1,754,353
Howden Group Holdings Ltd.
(1 mo. USD Term SOFR + 3.000%)
1,367,591	7.356	02/15/31	1,368,808
(1 mo. USD Term SOFR + 3.500%)
3,515,296	7.856	04/18/30	3,522,994
HUB International Ltd. (3 mo. USD Term SOFR + 2.500%)
860,963	6.826	06/20/30	861,652
IMA Financial Group, Inc. (1 mo. USD Term SOFR + 3.000%)
3,834,023	7.356	11/01/28	3,834,981
OneDigital Borrower LLC (1 mo. USD Term SOFR + 3.000%)
572,110	7.356	07/02/31	572,111
Ryan Specialty Group LLC (1 mo. USD Term SOFR + 2.250%)
768,554	6.606	09/15/31	767,916
Sedgwick Claims Management Services, Inc. (1 mo. USD Term SOFR + 2.500%)
1,036,575	6.856	07/31/31	1,037,435
Trucordia Insurance Holdings LLC (1 mo. USD Term SOFR + 3.250%)
2,000,000	7.606	06/17/32	2,010,000
Truist Insurance Holdings LLC (3 mo. USD Term SOFR + 4.750%)
5,250,000	9.046	05/06/32	5,353,688
USI, Inc.
(3 mo. USD Term SOFR + 2.250%)
854,376	6.546	11/21/29	853,444
1,263,601	6.546	09/29/30	1,260,833

			44,169,594

Internet – 0.7%
Arches Buyer, Inc.(l)
250,000	0.000	12/06/27	249,590
BEP Intermediate Holdco LLC (1 mo. USD Term SOFR + 2.750%)
706,873	7.100	07/25/31	710,853
CNT Holdings I Corp. (3 mo. USD Term SOFR + 2.250%)
1,685,250	6.558	11/08/32	1,687,457
Diamond Sports Group LLC
1,910	0.000	01/02/28	1,662
MH Sub I LLC (l)
611,450	0.000	05/03/28	581,795
342,880	0.000	12/31/31	304,879
Polaris Purchaser, Inc. (1 mo. USD Term SOFR + 3.500%)
766,466	7.856	03/03/31	766,466

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Internet – (continued)
Proofpoint, Inc. (1 mo. USD Term SOFR + 3.000%)
$3,772,927	7.356%	08/31/28	$ 3,777,228
PUG LLC (1 mo. USD Term SOFR + 4.750%)
1,223,723	9.106	03/15/30	1,210,727
Speedster Bidco GmbH (3 mo. USD Term SOFR + 3.250%)
1,032,413	7.546	12/10/31	1,033,269
team.blue Finco SARL (3 mo. USD Term SOFR + 3.250%)
509,091	7.530	07/12/32	509,412

		10,833,338

Investment Companies(l) – 0.1%
Nvent Electric PLC
1,000,000	0.000	01/30/32	1,004,380

Leisure Time – 0.4%
Alterra Mountain Co.
(1 mo. USD Term SOFR + 2.500%)
291,570	6.853	08/18/28	292,118
1,141,982	6.853	05/31/30	1,143,889
2,797,948	6.827	08/17/28	2,803,207
(1 mo. USD Term SOFR + 3.000%)
497,500	7.327	05/31/30	498,331
Bulldog Purchaser, Inc. (3 mo. USD Term SOFR + 3.750%)
938,780	8.036	06/27/31	942,770
Life Time Fitness, Inc. (1 mo. USD Term SOFR + 2.250%)
705,033	6.577	11/05/31	706,147
Recess Holdings, Inc. (3 mo. USD Term SOFR + 3.750%)
832,798	8.069	02/20/30	835,405
Sabre GLBL, Inc. (1 mo. USD Term SOFR + 5.000%)
94,072	9.456	06/30/28	93,602

			7,315,469

Lodging – 0.2%
Fertitta Entertainment LLC (1 mo. USD Term SOFR + 3.250%)
1,603,485	7.601	01/27/29	1,603,806
Four Seasons Hotels Ltd. (1 mo. USD Term SOFR + 1.750%)
715,209	6.106	11/30/29	718,706
Station Casinos LLC (1 mo. USD Term SOFR + 2.000%)
689,052	6.356	03/14/31	689,486

			3,011,998

Machinery - Construction & Mining – 0.1%
WEC U.S. Holdings Ltd. (1 mo. USD Term SOFR + 2.250%)
996,211	6.579	01/27/31	996,420

Machinery-Diversified – 1.1%
CD&R Hydra Buyer, Inc. (1 mo. USD Term SOFR + 4.000%)
1,016,876	8.456	03/25/31	1,015,290
Chart Industries, Inc. (3 mo. USD Term SOFR + 2.500%)
472,441	6.792	03/15/30	473,769
Engineered Machinery Holdings, Inc.
(3 mo. USD Term SOFR + 3.500%)
748,062	8.057	05/19/28	751,533
(3 mo. USD Term SOFR + 6.500%)
1,325,000	11.057	05/21/29	1,326,656

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Machinery-Diversified – (continued)
Fortna Group, Inc. (6 mo. USD Term SOFR + 5.500%)
$885,336	9.716%	06/01/29	$ 706,499
Oregon Tool, Inc. (3 mo. USD Term SOFR + 4.000%)
561,921	8.586	10/15/29	459,725
Pro Mach Group, Inc. (1 mo. USD Term SOFR + 2.750%)
2,107,411	7.106	08/31/28	2,112,448
Roper Industrial Products Investment Co. LLC (3 mo. USD Term SOFR + 2.750%)
3,342,997	7.046	11/22/29	3,347,008
SPX Flow, Inc. (1 mo. USD Term SOFR + 3.000%)
2,112,562	7.356	04/05/29	2,116,322
Titan Acquisition Ltd. (3 mo. USD Term SOFR + 4.500%)–(6 mo. USD Term SOFR + 4.500%)
1,185,069	8.666–8.796	02/15/29	1,184,227
TK Elevator Midco GmbH (6 mo. USD Term SOFR + 3.000%)
3,952,472	7.197	04/30/30	3,972,234
Victory Buyer LLC (1 mo. USD Term SOFR + 3.750%)
1,021,904	8.221	11/19/28	1,019,901

			18,485,612

Media – 0.5%
Century De Buyer LLC (3 mo. USD Term SOFR + 3.500%)
1,112,347	7.808	10/30/30	1,113,604
EW Scripps Co. (1 mo. USD Term SOFR + 5.750%)
728,222	10.208	06/30/28	735,504
Gray Television, Inc.
(1 mo. USD Term SOFR + 3.000%)
149,521	7.443	12/01/28	149,190
(1 mo. USD Term SOFR + 5.250%)
5,300	9.579	06/04/29	5,299
NEP Group, Inc.
(3 mo. USD Term SOFR + 4.000%)
580,647	8.594	08/19/26	549,193
(3 mo. USD Term SOFR + 3.250%)
1,772,417	7.844	08/19/26	1,675,820
Telenet Financing USD LLC (1 mo. USD Term SOFR + 2.000%)
769,231	6.456	04/30/28	753,077
Townsquare Media, Inc.(h) (3 mo. USD Term SOFR + 5.000%)
402,469	9.324	02/19/30	358,197
United Talent Agency LLC (1 mo. USD Term SOFR + 3.500%)
1,046,975	7.843	06/10/32	1,052,210
Virgin Media Bristol LLC (6 mo. USD Term SOFR + 3.175%)
775,000	7.373	03/31/31	759,500
WideOpenWest Finance LLC
(3 mo. USD Term SOFR + 3.000%)
284,637	7.582	12/11/28	243,314
(3 mo. USD Term SOFR + 7.000%)
399,114	11.582	12/11/28	409,690

			7,804,598

Metal Fabricate & Hardware – 0.3%
Crosby U.S. Acquisition Corp. (1 mo. USD Term SOFR + 3.500%)
4,441,727	7.856	08/16/29	4,461,182

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Mining(h) – 0.0%
Dominion Diamond(Fixed + 10.000%)
$467,153	10.000%	06/30/26	$ 467,153

Miscellaneous Manufacturing – 0.1%
LTI Holdings, Inc. (1 mo. USD Term SOFR + 4.250%)
473,308	8.606	07/29/29	473,663
Touchdown Acquirer, Inc. (3 mo. USD Term SOFR + 2.750%)
598,500	7.083	02/21/31	597,752

			1,071,415

Oil & Gas – 0.1%
Pasadena Performance Products LLC (3 mo. USD Term SOFR + 3.500%)
1,052,362	7.796	02/27/32	1,058,719

Packaging – 0.8%
Brook & Whittle Holding Corp. (3 mo. USD Term SOFR + 4.000%)
873,461	8.483	12/14/28	628,350
Charter NEX U.S., Inc. (1 mo. USD Term SOFR + 2.750%)
2,873,782	7.086	11/29/30	2,879,329
LABL, Inc. (1 mo. USD Term SOFR + 5.000%)
1,758,558	9.456	10/30/28	1,587,890
Pregis TopCo Corp. (1 mo. USD Term SOFR + 3.000%)
2,578,360	8.356	02/01/29	2,601,565
Pretium Packaging LLC (3 mo. USD Term SOFR + 3.899%)
1,782,898	8.158	10/02/28	973,908
Proampac PG Borrower LLC (3 mo. USD Term SOFR + 4.000%)
1,100,672	8.318–8.324	09/15/28	1,102,048
Trident TPI Holdings, Inc. (3 mo. USD Term SOFR + 3.750%)
2,733,471	8.046	09/15/28	2,669,836

			12,442,926

Pharmaceuticals – 0.6%
Bausch Health Cos., Inc. (1 mo. USD Term SOFR + 6.250%)
350,000	10.606	10/08/30	342,454
Covetrus, Inc. (3 mo. USD Term SOFR + 5.000%)
448,597	9.296	10/13/29	408,506
Curium Bidco SARL (3 mo. USD Term SOFR + 3.500%)
981,322	7.796	07/31/29	981,940
Gainwell Acquisition Corp. (3 mo. USD Term SOFR + 4.000%)
2,453,209	8.396	10/01/27	2,415,651
Grifols Worldwide Operations USA, Inc. (3 mo. USD Term SOFR + 2.000%)
562,931	6.483	11/15/27	561,788
Lannett Co., Inc.(h)
353,773	0.000	06/16/30	353,773
Option Care Health, Inc. (1 mo. USD Term SOFR + 2.250%)
600,565	6.606	10/27/28	603,316
Sharp Services LLC (3 mo. USD Term SOFR + 3.250%)
1,082,697	7.546	12/31/28	1,086,757
Southern Veterinary Partners LLC (3 mo. USD Term SOFR + 3.250%)
2,621,250	7.536	12/04/31	2,621,979

			9,376,164

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Pipelines – 0.6%
BCP Renaissance Parent LLC (3 mo. USD Term SOFR + 3.000%)
$722,618	7.296%		10/31/28	$ 723,651
CPPIB Capital, Inc. (3 mo. USD Term SOFR + 2.750%)
875,786	7.046		08/20/31	878,344
CQP Holdco LP (3 mo. USD Term SOFR + 2.000%)
632,742	6.296		12/31/30	632,983
Freeport LNG Investments LLLP
(3 mo. USD Term SOFR + 3.000%)
1,366,654	7.587		11/16/26	1,361,529
(3 mo. USD Term SOFR + 3.250%)
101,111	7.576		12/21/28	101,153
GIP Pilot Acquisition Partners LP (3 mo. USD Term SOFR + 2.000%)
953,877	6.286		10/04/30	952,685
M6 ETX Holdings II Midco LLC (1 mo. USD Term SOFR + 3.000%)
539,000	7.356		04/01/32	541,862
Oryx Midstream Services Permian Basin LLC (1 mo. USD Term SOFR + 2.250%)
918,897	6.603		10/05/28	919,871
Prairie Acquiror LP (1 mo. USD Term SOFR + 3.750%)
970,139	8.106		08/01/29	975,601
TransMontaigne Operating Co. LP (1 mo. USD Term SOFR + 3.250%)
641,688	6.856		11/17/28	643,189
Traverse Midstream Partners LLC (3 mo. USD Term SOFR + 3.000%)
1,234,907	7.308		02/16/28	1,236,450
Venture Global Plaquemines LNG LLC(l)
799,920	0.000		05/25/29	798,424
100,080	0.000	(h)	01/30/31	99,705

				9,865,447

Real Estate – 0.4%
CoreLogic, Inc.
(1 mo. USD Term SOFR + 6.500%)
1,375,000	10.971		06/04/29	1,342,344
(1 mo. USD Term SOFR + 3.500%)
2,944,823	7.971		06/02/28	2,935,635
Forest City Enterprises LP (1 mo. USD Term SOFR + 3.500%)
1,035,960	7.971		12/08/25	1,005,140
Hill Top Energy Center LLC (3 mo. USD Term SOFR + 3.250%)
550,000	7.546		06/26/32	551,375

				5,834,494

Real Estate Investment Trust – 0.1%
CHPPR Midco, Inc. (3 mo. USD Term SOFR + 8.750%)
847,616	13.052		12/31/29	855,388
RLJ Lodging Trust LP(h) (1 mo. USD Term SOFR + 1.750%)
596,230	6.188		05/10/26	572,381

				1,427,769

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Retail – 0.8%
1011778 BC Unlimited Liability Co. (1 mo. USD Term SOFR + 1.750%)
$154,888	6.106%	09/20/30	$ 154,380
Great Outdoors Group LLC (1 mo. USD Term SOFR + 3.250%)
819,060	7.606	01/23/32	818,855
IRB Holding Corp. (1 mo. USD Term SOFR + 2.500%)
1,056,335	6.856	12/15/27	1,055,849
Johnstone Supply LLC (1 mo. USD Term SOFR + 2.500%)
105,096	6.851	06/09/31	105,095
K-Mac Holdings Corp(h)(l)
500,000	0.000	07/21/28	501,875
Kodiak Building Partners, Inc. (3 mo. USD Term SOFR + 3.750%)
411,344	8.041	12/04/31	396,433
LBM Acquisition LLC
(1 mo. USD Term SOFR + 3.750%)
475,616	8.206	12/17/27	473,562
730,867	8.190	06/06/31	679,824
Les Schwab Tire Centers (1 mo. USD Term SOFR + 2.500%)–(3 mo. USD Term SOFR + 2.500%)
1,059,182	6.833–6.856	04/23/31	1,059,182
Peer Holding III BV(l)
580,609	0.000	10/28/30	581,514
PetSmart, Inc. (1 mo. USD Term SOFR + 3.750%)
1,816,493	8.206	02/11/28	1,810,444
Specialty Building Products Holdings LLC (1 mo. USD Term SOFR + 3.750%)
772,364	8.206	10/15/28	746,536
Tacala LLC (1 mo. USD Term SOFR + 3.500%)
1,994,975	7.856	01/31/31	2,004,172
Whatabrands LLC (1 mo. USD Term SOFR + 2.500%)
2,341,625	6.856	08/03/28	2,341,040

			12,728,761

Semiconductors – 0.0%
Instructure Holdings, Inc.
(6 mo. USD Term SOFR + 3.000%)
200,000	7.205	11/13/31	200,468
(6 mo. USD Term SOFR + 5.000%)
465,832	9.205	11/12/32	471,655

			672,123

Software – 3.6%
Applied Systems, Inc.
(3 mo. USD Term SOFR + 3.000%)
756,960	6.796	02/24/31	757,225
(3 mo. USD Term SOFR + 4.500%)
3,698,000	8.796	02/23/32	3,789,525
Athenahealth Group, Inc. (1 mo. USD Term SOFR + 2.750%)
4,140,215	7.106	02/15/29	4,134,129
Avalara, Inc. (3 mo. USD Term SOFR + 3.250%)
1,250,000	7.546	03/26/32	1,254,587
Avaya, Inc. (1 mo. USD Term SOFR + 7.500%)
2,670,158	11.856	08/01/28	2,074,152
BCPE Pequod Buyer, Inc. (1 mo. USD Term SOFR + 3.000%)
1,250,000	7.356	11/25/31	1,251,563

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Software – (continued)
Bending Spoons U.S., Inc. (1 mo. USD Term SOFR + 5.250%)
$917,561	9.577%	03/07/31	$ 915,653
Bracket Intermediate Holding Corp. (3 mo. USD Term SOFR + 4.250%)
1,098,178	8.546	05/08/28	1,102,988
Cast & Crew Payroll LLC (1 mo. USD Term SOFR + 3.750%)
518,656	8.106	12/29/28	492,433
CCC Intelligent Solutions, Inc. (1 mo. USD Term SOFR + 2.000%)
936,462	6.356	01/23/32	937,052
Central Parent, Inc. (3 mo. USD Term SOFR + 3.250%)
1,559,578	7.546	07/06/29	1,267,157
Clearwater Analytics LLC (6 mo. USD Term SOFR + 2.250%)
497,500	6.461	04/21/32	497,813
Cloud Software Group, Inc.
(3 mo. USD Term SOFR + 3.500%)
826,664	7.796	03/29/29	827,788
(3 mo. USD Term SOFR + 3.750%)
189,050	8.046	03/21/31	189,689
ConnectWise LLC (3 mo. USD Term SOFR + 3.500%)
964,488	8.057	09/29/28	967,072
Darktrace PLC
(3 mo. USD Term SOFR + 3.250%)
324,188	7.570	10/09/31	324,457
(3 mo. USD Term SOFR + 5.250%)
250,000	9.570	10/09/32	250,235
Databricks, Inc.(h) (1 mo. USD Term SOFR + 4.500%)
364,754	8.827	01/03/31	361,602
DTI Holdco, Inc. (1 mo. USD Term SOFR + 4.000%)
738,150	8.356	04/26/29	726,923
Dun & Bradstreet Corp. (1 mo. USD Term SOFR + 2.250%)
1,025,955	6.603	01/18/29	1,025,627
E2open LLC (1 mo. USD Term SOFR + 3.500%)
650,642	7.971	02/04/28	651,396
Ellucian Holdings, Inc.
(1 mo. USD Term SOFR + 2.750%)
1,039,310	7.106	10/09/29	1,039,798
(1 mo. USD Term SOFR + 4.750%)
4,645,294	9.106	11/22/32	4,773,040
Epicor Software Corp. (1 mo. USD Term SOFR + 2.750%)
2,957,420	7.106	05/30/31	2,961,117
EverCommerce, Inc. (1 mo. USD Term SOFR + 2.250%)
393,872	6.605	07/07/31	394,857
Flash Charm, Inc. (3 mo. USD Term SOFR + 3.500%)
450,394	7.776	03/02/28	421,118
Genesys Cloud Services Holdings II LLC (1 mo. USD Term SOFR + 2.500%)
497,500	6.856	01/30/32	496,789
Informatica LLC (1 mo. USD Term SOFR + 2.250%)
543,595	6.606	10/27/28	546,313
Inmar, Inc. (3 mo. USD Term SOFR + 4.500%)
428,925	8.802	10/30/31	430,889
Marcel Bidco LLC(h) (1 mo. USD Term SOFR + 3.000%)
1,018,327	7.310	11/12/30	1,024,691

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Software – (continued)
Mitnick Corporate Purchaser, Inc. (3 mo. USD Term SOFR + 4.500%)
$353,184	9.158%	05/02/29	$ 245,131
Modena Buyer LLC (3 mo. USD Term SOFR + 4.500%)
644,252	8.808	07/01/31	631,019
Motus LLC (3 mo. USD Term SOFR + 4.000%)
850,698	8.046	12/11/28	849,277
Particle Investments SARL (1 mo. USD Term SOFR + 4.000%)
285,166	8.106	03/28/31	287,128
Planview Parent, Inc. (3 mo. USD Term SOFR + 3.500%)
587,043	7.796	12/17/27	573,470
PointClickCare Technologies, Inc. (3 mo. USD Term SOFR + 2.750%)
1,082,711	7.082	11/03/31	1,082,711
Polaris Newco LLC (3 mo. USD Term SOFR + 3.750%)
3,994,298	8.320	06/02/28	3,912,415
Project Alpha Intermediate Holding, Inc. (3 mo. USD Term SOFR + 3.250%)
149,054	7.546	10/26/30	149,315
Project Boost Purchaser LLC (3 mo. USD Term SOFR + 3.000%)
788,069	7.069	07/16/31	787,580
Project Ruby Ultimate Parent Corp. (1 mo. USD Term SOFR + 2.750%)
1,376,746	7.215	03/10/28	1,378,467
PushPay USA, Inc. (3 mo. USD Term SOFR + 4.000%)
370,589	8.296	08/15/31	372,905
Quickbase, Inc. (1 mo. USD Term SOFR + 3.250%)
378,953	7.606	10/02/28	377,532
RealPage, Inc.
(3 mo. USD Term SOFR + 3.000%)
2,685,024	7.557	04/24/28	2,681,372
(3 mo. USD Term SOFR + 3.750%)
1,845,375	8.046	04/24/28	1,848,457
Rocket Software, Inc. (1 mo. USD Term SOFR + 3.750%)
302,651	8.106	11/28/28	303,220
SS&C Technologies, Inc. (1 mo. USD Term SOFR + 2.000%)
593,748	6.356	05/09/31	595,607
UKG, Inc. (3 mo. USD Term SOFR + 2.500%)
4,041,213	6.810	02/10/31	4,039,597
VS Buyer LLC (3 mo. USD Term SOFR + 2.250%)
555,807	6.560	04/12/31	555,807
Waystar Technologies, Inc. (1 mo. USD Term SOFR + 2.250%)
835,471	6.606	10/22/29	836,867
Zuora, Inc. (1 mo. USD Term SOFR + 3.500%)
352,914	7.856	02/14/32	351,482

			57,747,037

Telecommunications – 0.5%
Delta TopCo, Inc.
(3 mo. USD Term SOFR + 2.750%)
229,960	7.069–7.078	11/30/29	229,321
(3 mo. USD Term SOFR + 3.500%)
231,000	9.574	11/29/30	230,538
Ensono LP (1 mo. USD Term SOFR + 4.000%)
1,167,209	8.351–8.471	05/26/28	1,168,668

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Telecommunications – (continued)
Lumen Technologies, Inc.
(1 mo. USD Term SOFR + 6.000%)
	$318,186	10.356%	06/01/28	$ 324,813
(1 mo. USD Term SOFR + 2.350%)
	305,301	6.821	04/16/29	303,442
	306,542	6.821	04/15/30	304,482
Nuuday AS (3 mo. EUR EURIBOR + 6.500%)
EUR	400,000	8.454	02/03/28	456,480
Syniverse Holdings, Inc. (3 mo. USD Term SOFR + 7.000%)
	$992,347	11.296	05/13/27	911,719
Zayo Group Holdings, Inc. (1 mo. USD Term SOFR + 3.000%)
	4,386,161	7.471	03/09/27	4,227,645

				8,157,108

Transportation – 0.2%
First Student Bidco, Inc. (3 mo. USD Term SOFR + 2.500%)
	890,665	6.796	07/21/28	$ 891,592
Kenan Advantage Group, Inc. (1 mo. USD Term SOFR + 3.250%)
	775,364	7.606	01/25/29	771,488
Student Transportation of America Holdings, Inc.
(3 mo. USD Term SOFR + 1.625%)
	14,400	7.564	06/24/32	14,611
(3 mo. USD Term SOFR + 3.250%)
	630,000	7.571	06/24/32	632,558
Third Coast Infrastructure LLC (1 mo. USD Term SOFR + 4.250%)
	478,937	8.606	09/25/30	478,937

				2,789,186

TOTAL BANK LOANS (Cost $397,712,091)				$ 394,752,034

Shares	Description	Value

Common Stocks – 0.4%
Chemicals(e)(h) – 0.1%
80,232	Cornerstone Chemical Reorg Equity	$ 1,540,856

Commercial Services & Supplies(e) – 0.0%
1,565	Monitronics International, Inc.	19,824

Diversified Consumer Services(e) – 0.0%
7,679	Premier Brands Group Holding	12,156

Energy Equipment & Services(e) – 0.1%
73,839	Enviva, Inc.	1,389,133
8,642	Nabors Industries Ltd.	300,555

		1,689,688

Financial Services(e)(h) – 0.0%
240	Voyager Aviation Holdings LLC	—

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies(e) – 0.1%
47,389	Envision Parent, Inc.	$ 793,766

Health Care Providers & Services(e) – 0.0%
4,117	Air Methods Corp.	206,634

Media(e) – 0.0%
2,505	Audacy Capital LLC Class A	31,626
1,128	Beasley Broadcast Group, Inc. Class A(j)	4,805

		36,431

Metals & Mining(e) – 0.0%
627	Arctic Canadian Diamond Co. Ltd.(h)	44,945
1,239,530	Burgundy Diamond Mines Ltd.	25,490
7,732	Tacora Restructure(h)	7,732

		78,167

Oil, Gas & Consumable Fuels – 0.0%
85	Expand Energy Corp.	8,906

Passenger Airlines(e) – 0.0%
32,972	Spirit Aviation Holdings, Inc.	134,855

Pharmaceuticals(e)(h) – 0.0%
65,267	Lannett Co., Inc.	248,667

Professional Services(e) – 0.0%
61,506	Avaya Holdings Corp.(j)	417,072
865	Skillsoft Corp.	12,335

		429,407

Semiconductors & Semiconductor Equipment(e) – 0.0%
18,377	Bright Bidco BV	4,355

Specialty Retail(e)(h) – 0.1%
7,504	GTRC Reorg Equity	613,077
343	Rite Aid Corp.	—

		613,077

Wireless Telecommunication Services(e) – 0.0%
5,606	IQOR US, Inc.	6,542
14,518	Windstream Corp.	271,008

		277,550

TOTAL COMMON STOCKS (Cost $7,412,630)		$ 6,094,339

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b)(f) – 0.1%
Collateralized Loan Obligations – 0.1%
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class E (3 mo. USD Term SOFR + 6.980%)
$250,000	11.299%	01/25/36	$ 253,963
Carlyle U.S. CLO Ltd. Series 2021-4A, Class E (3 mo. USD Term SOFR + 6.862%)
250,000	11.187	04/20/34	251,517
OHA Credit Funding 17 Ltd. Series 2024-17A, Class D1 (3 mo. USD Term SOFR + 3.300%)
250,000	7.626	04/20/37	251,181

			756,661

TOTAL ASSET-BACKED SECURITIES (Cost $738,788)			$ 756,661

Units	Expiration Date	Value

Warrants(e) – 0.0%
Audacy, Inc.(h)
3,036	12/31/99	$ 303
Avation PLC
20,510	10/31/26	10,835
Expand Energy Corp.
162	02/09/26	14,279
Guitar Center, Inc.(h)
3,972	12/31/99	82,184
Spirit Aviation Holdings, Inc.
3,972	12/31/99	16,881

TOTAL WARRANTS (Cost $207,713)		$ 124,482

Shares	Dividend Rate	Value

Preferred Stocks(e)(h) – 0.0%
Financial Services – 0.0%
Voyager Aviation Holdings LLC
1,441	0.000%	$ —

Specialty Retail – 0.0%
Guitar Center, Inc.
103	0.000	9,652

TOTAL PREFERRED STOCKS (Cost $84,145)		$ 9,652

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(c) – 0.0%
U.S. Treasury Bills
$722,000	0.000%	09/18/25	$ 717,895
(Cost $717,902)

Shares	Description	Value

Exchange Traded Funds – 0.3%
57,000	iShares iBoxx $High Yield Corporate Bond ETF	$ 4,581,660
(Cost $4,511,550)

Shares	Dividend Rate	Value

Investment Company(m) – 5.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
88,826,154	4.191%	$ 88,826,154
(Cost $88,826,154)

TOTAL INVESTMENTS – 100.3% (Cost $1,577,582,568)		$1,601,904,366

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(4,414,682)

NET ASSETS – 100.0%		$1,597,489,684

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2025.

(e)	Security is currently in default and/or non-income producing.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2025.

(g)	Pay-in-kind securities.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $776,459, which represents approximately 0.0% of the Fund’s net assets as of July 31, 2025.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

(j)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $425,493, which represents approximately 0.0% of the Fund’s net assets as of July 31, 2025. See additional details below:

Restricted Security	Acquisition Date	Cost

Avaya Holdings Corp.	05/01/23	$132,475
Avaya Holdings Corp.	05/01/23	668,883
Beasley Broadcast Group, Inc.	10/08/24	11,880
Chesapeake Energy Corp.	12/06/19	42,991
Chesapeake Energy Corp.	06/21/19	316,924
Neiman Marcus Group Ltd. LLC	04/23/18	605,000
Par Pharmaceutical, Inc.	04/23/24	—
Rite Aid Corp.	09/04/24	—
Rite Aid Corp.	09/04/24	—

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(m)	Represents an affiliated issuer.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At July 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Air Comm Corp. LLC due 12/11/31	$88,461	$88,867	$—
Amspec Parent LLC due 12/22/31	24,000	24,241	90
Archkey Solutions LLC due 11/01/31	74,483	74,867	1,068
Citrin Cooperman Advisors LLC due 04/01/32	30,303	30,303	145
Databricks, Inc. due 01/03/31	80,246	79,552	(318)
Kaman Corp. due 02/26/32	154,636	154,773	48
Student Transportation of America Holdings, Inc. due 06/24/32	30,600	30,571	124
TOTAL	$482,729	$483,174	$1,157

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	KRW	8,405,402,222	USD	5,960,433	09/16/25	$80,277
	MXN	58,900,000	USD	3,044,810	09/17/25	60,967
	MYR	10,615,073	USD	2,485,674	08/18/25	1,988
	TRY	115,440,000	USD	2,670,600	09/17/25	53,485
	USD	32,051	AUD	49,000	09/18/25	531
	USD	5,222,006	BRL	29,736,715	10/27/25	27,875
	USD	1,281,093	COP	5,245,894,640	09/26/25	35,503
	USD	1,261,597	IDR	20,663,952,627	09/17/25	11,103
	USD	4,965,190	PHP	277,375,361	08/29/25	205,008
	USD	1,131,867	PLN	4,192,469	09/17/25	14,041
	USD	2,634,431	SGD	3,350,685	10/14/25	38,746
BNP Paribas SA	EGP	194,721,426	USD	3,680,934	08/13/25	292,526
	MXN	121,618,100	USD	6,123,900	08/11/25	314,890
	MXN	16,536,300	USD	824,531	10/27/25	43,716
	USD	1,054,000	COP	4,363,254,340	09/26/25	17,985

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA (continued)	USD	1,702,204	PHP	96,289,006	08/29/25	$49,739
BofA Securities LLC	EGP	36,000,000	USD	718,563	09/23/25	713
	USD	5,271,500	COP	21,418,104,500	10/07/25	192,457
	USD	7,163,470	HUF	2,443,566,300	08/14/25	196,705
	USD	2,485,645	SGD	3,215,913	08/18/25	5,300
	USD	2,610,867	SGD	3,337,077	10/14/25	25,724
	USD	5,112,118	THB	165,837,100	09/16/25	18,241
Citibank NA	BRL	7,614,400	USD	1,330,760	09/03/25	17,007
	EUR	1,700,000	USD	1,949,044	10/16/25	1,057
	HUF	127,710,000	USD	363,225	09/17/25	250
	MXN	208,380,000	USD	10,925,793	09/17/25	62,011
	NGN	2,012,050,000	USD	1,252,054	08/12/25	51,501
	NGN	1,180,000,000	USD	670,455	01/28/26	39,170
	TRY	47,010,000	USD	1,145,079	08/11/25	1,550
	TRY	46,500,000	USD	1,094,851	09/17/25	2,429
	TWD	128,482,368	USD	4,309,320	09/17/25	4,099
	USD	2,756,052	BRL	15,300,000	09/03/25	47,914
	USD	1,088,563	CAD	1,486,198	10/16/25	11,856
	USD	5,730,842	EUR	4,860,000	09/17/25	166,554
	USD	6,784,264	EUR	5,788,008	10/16/25	144,735
	USD	2,244,331	GBP	1,658,783	10/16/25	52,025
	USD	1,075,259	INR	92,418,718	09/17/25	21,960
	USD	482,373	PEN	1,723,663	09/17/25	3,272
	USD	9,133,220	PHP	516,083,342	09/17/25	281,328
	USD	650,832	RON	2,819,411	09/17/25	18,643
	USD	2,358,693	SGD	2,990,000	09/17/25	47,172
	USD	606,423	THB	19,670,668	09/17/25	2,163
	USD	5,587,965	ZAR	99,610,000	09/17/25	138,250
HSBC Bank PLC	BRL	77,278,060	USD	13,299,490	09/03/25	378,914
	COP	2,502,542,665	USD	592,298	09/17/25	2,584
	CZK	238,600,000	USD	10,934,050	09/17/25	158,569
	HUF	733,045,483	USD	2,085,608	09/17/25	709
	TRY	32,650,000	USD	747,487	09/17/25	22,969
	USD	9,515,879	BRL	53,210,000	09/03/25	97,579
	USD	5,238,720	CNH	37,475,511	09/17/25	21,205
	USD	4,724,119	COP	19,309,269,769	09/17/25	134,091
	USD	620,413	CZK	13,186,307	09/17/25	7,376
	USD	1,864,386	IDR	30,392,621,583	09/17/25	25,155
	USD	899,379	MXN	16,870,000	09/17/25	9,829
	USD	2,850,694	PHP	164,200,000	09/17/25	34,326
	USD	15,131,612	PLN	56,382,154	09/17/25	98,602
	USD	3,452,810	SGD	4,440,000	09/17/25	20,317
	USD	1,003,604	THB	32,440,000	09/17/25	7,086
	USD	17,495,579	ZAR	313,110,000	09/17/25	365,170
JPMorgan Securities, Inc.	BRL	48,546,283	USD	8,143,300	10/27/25	336,311
MS & Co. Int. PLC	EGP	156,900,000	USD	3,000,000	08/27/25	171,331
	EGP	64,669,440	USD	1,224,800	09/23/25	67,288
	TRY	111,087,234	USD	2,620,600	09/08/25	21,662
	USD	1,872,992	EUR	1,600,000	08/15/25	45,218
	USD	539,412	GBP	400,000	08/15/25	11,078
	USD	4,648,082	HUF	1,587,384,700	08/07/25	120,606
Standard Chartered Bank	TRY	8,700,000	USD	191,796	09/17/25	13,502
	USD	4,300,199	EUR	3,754,701	09/17/25	1,384
	USD	142,569	HUF	48,780,620	09/17/25	3,735
	USD	15,277,687	IDR	249,654,590,392	09/17/25	169,661

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Standard Chartered Bank (continued)	USD	7,626,869	MYR	32,249,500	09/17/25	$60,412
	USD	11,905,457	PEN	42,530,000	09/17/25	84,016
	USD	2,946,529	PHP	168,070,000	09/17/25	63,782
	USD	781,895	PLN	2,837,990	09/17/25	25,210
	USD	967,619	RON	4,230,000	09/17/25	19,136
	USD	1,076,428	THB	34,981,000	09/17/25	1,853
	USD	1,286,959	ZAR	22,990,000	09/17/25	29,165

TOTAL						$5,432,297

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	CLP	388,570,000	USD	413,364	09/17/25	$(13,830)
	CNH	3,309,794	USD	463,811	09/17/25	(3,005)
	CNH	12,635,126	USD	1,775,349	10/27/25	(11,155)
	COP	996,650,000	USD	245,989	09/17/25	(9,074)
	COP	9,609,148,980	USD	2,349,431	09/26/25	(67,827)
	CZK	7,490,000	USD	357,610	09/17/25	(9,397)
	EUR	25,826,000	USD	30,358,992	10/16/25	(733,518)
	HUF	648,740,601	USD	1,894,161	09/17/25	(47,783)
	IDR	36,437,387,008	USD	2,211,409	08/22/25	(4,438)
	INR	449,616,219	USD	5,215,098	10/14/25	(97,876)
	JPY	878,098,192	USD	6,025,312	09/16/25	(171,141)
	PLN	1,280,000	USD	352,985	09/17/25	(11,702)
	RON	634,277	USD	146,335	09/17/25	(4,112)
	THB	84,324,414	USD	2,602,445	09/08/25	(14,126)
	TWD	204,770,000	USD	6,953,613	09/17/25	(79,061)
	USD	2,254,372	BRL	12,792,007	09/03/25	(9,844)
	USD	799,252	MXN	15,540,000	09/17/25	(20,166)
	USD	211,214	TRY	9,700,000	09/17/25	(17,681)
	ZAR	5,130,000	USD	287,946	09/17/25	(7,281)
BNP Paribas SA	CZK	67,000,000	USD	3,207,890	10/07/25	(91,267)
	EUR	6,043,000	USD	7,091,005	08/14/25	(188,211)
	PHP	90,158,200	USD	1,582,982	08/29/25	(35,731)
	USD	6,798,507	BRL	40,252,819	10/27/25	(232,479)
	USD	11,881,976	THB	393,151,173	09/16/25	(194,113)
BofA Securities LLC	JPY	366,333,700	USD	2,561,452	09/16/25	(119,151)
	KRW	3,467,119,600	USD	2,551,229	09/16/25	(59,514)
	THB	204,751,137	USD	6,293,258	09/16/25	(4,092)
Citibank NA	BRL	18,150,000	USD	3,249,181	09/03/25	(36,587)
	CAD	1,464,705	USD	1,071,393	10/16/25	(10,259)
	CLP	7,164,888,000	USD	7,615,492	09/17/25	(248,452)
	CNH	88,833,311	USD	12,456,834	09/17/25	(89,046)
	CZK	9,340,000	USD	446,490	09/17/25	(12,270)
	EUR	6,785,220	USD	7,955,619	10/16/25	(172,170)
	GBP	35,000	USD	47,229	10/16/25	(970)
	HUF	1,448,483,677	USD	4,231,116	09/17/25	(108,595)
	IDR	9,049,401,713	USD	555,213	09/17/25	(7,583)
	INR	972,270,000	USD	11,314,276	09/17/25	(233,287)
	KZT	1,290,010,000	USD	2,442,218	09/17/25	(89,612)
	PEN	2,567,614	USD	720,208	09/17/25	(6,526)
	THB	13,690,000	USD	422,346	09/17/25	(1,806)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Citibank NA (continued)	TWD	110,120,000	USD	3,764,310	09/17/25	$(67,354)
	USD	826,653	BRL	4,795,036	09/03/25	(22,080)
	USD	14,308,605	PEN	52,271,586	09/17/25	(220,562)
	USD	2,898,192	THB	94,588,289	09/17/25	(7,449)
	ZAR	50,151,244	USD	2,820,151	09/17/25	(76,350)
HSBC Bank PLC	COP	22,839,378,932	USD	5,569,893	09/17/25	(140,720)
	EUR	5,532,639	USD	6,367,205	09/17/25	(32,802)
	HUF	1,466,405,722	USD	4,243,434	09/17/25	(69,905)
	IDR	5,313,080,000	USD	326,478	09/17/25	(4,953)
	INR	158,490,000	USD	1,845,092	09/17/25	(38,777)
	KRW	11,918,660,000	USD	8,813,689	09/17/25	(247,457)
	PLN	45,050,000	USD	12,195,464	09/17/25	(183,913)
	THB	135,876,000	USD	4,187,242	09/17/25	(13,291)
	USD	782,772	HUF	278,740,000	09/17/25	(10,549)
	USD	12,603,000	MXN	241,980,000	09/17/25	(156,520)
	USD	1,562,703	PLN	5,880,000	09/17/25	(5,064)
	USD	268,539	RON	1,200,000	09/17/25	(533)
	ZAR	51,300,000	USD	2,876,253	09/17/25	(69,603)
JPMorgan Securities, Inc.	CLP	3,684,168,278	USD	3,873,994	10/10/25	(85,919)
	MXN	57,031,043	USD	3,027,094	10/27/25	(32,650)
	USD	2,437,193	TRY	111,087,234	09/08/25	(205,069)
MS & Co. Int. PLC	CLP	494,163,200	USD	523,151	10/10/25	(15,051)
	COP	6,346,616,152	USD	1,549,849	10/07/25	(44,826)
	EUR	3,905,500	USD	4,589,817	08/07/25	(130,808)
	EUR	5,235,471	USD	6,126,311	08/15/25	(145,527)
	GBP	738,009	USD	992,639	08/15/25	(17,851)
	MYR	21,172,900	USD	5,008,374	09/08/25	(42,484)
	PLN	16,468,910	USD	4,398,302	09/09/25	(6,717)
	USD	757,396	BRL	4,452,200	10/27/25	(20,273)
	USD	1,261,597	EGP	64,669,440	09/23/25	(30,492)
	USD	8,143,200	MXN	163,474,740	10/27/25	(440,125)
Standard Chartered Bank	BRL	18,888,700	USD	3,347,873	09/03/25	(4,527)
	HUF	826,220,000	USD	2,355,916	09/17/25	(4,416)
	KRW	474,940,000	USD	348,176	09/17/25	(6,825)
	MXN	21,460,720	USD	1,141,914	09/17/25	(10,298)
	MYR	35,360,517	USD	8,361,202	09/17/25	(64,832)
	SGD	7,450,000	USD	5,842,377	09/17/25	(82,901)
	THB	141,463,801	USD	4,362,128	09/17/25	(16,527)
	USD	3,642,722	MXN	70,680,000	09/17/25	(84,209)
	ZAR	31,055,435	USD	1,729,691	09/17/25	(30,632)

TOTAL						$(6,165,579)

SWAP CONTRACTS — At July 31, 2025, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)			Unrealized Appreciation/ (Depreciation)*

1M BID Average(a)	13.430%(a)	Citibank NA	01/02/29	BRL	28,694		$(10,556)
1M BID Average(a)	13.435(a)	Citibank NA	01/02/29		22,500		(7,739)
1M BID Average(a)	13.003(a)	Citibank NA	01/02/29		29,900		(56,424)
8.760(b)	3M CPIBR(b)	Citibank NA	09/17/30		16,061,500	(c)	(18,995)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)			Unrealized Appreciation/ (Depreciation)*

12M CNRR(b)	1.447%(b)	Citibank NA	09/17/30	CNY	190,580	(c)	$(154,816)
12M CNRR(b)	1.460(b)	Citibank NA	09/17/30		47,681	(c)	(34,800)
3.614(d)	6M PRIBO(e)	Citibank NA	09/17/30		136,470	(c)	76,524
6.094(d)	6M BUBOR(e)	Citibank NA	09/17/30		1,488,850	(c)	53,857
1M BID Average(a)	13.445(a)	Citibank NA	01/03/33		5,320		(5,920)
6.685(d)	6M BUBOR(e)	Citibank NA	09/17/35		1,545,250	(c)	32,616
3M KWCDC(b)	2.470(b)	HSBC Bank PLC	09/17/28		30,719,869	(c)	34,663
1M BID Average(a)	13.438(a)	HSBC Bank PLC	01/02/29		21,000		(3,035)
12M CNRR(b)	1.470(b)	HSBC Bank PLC	09/17/30		5,000	(c)	(3,303)
6M MIBOR(e)	5.700(e)	HSBC Bank PLC	09/17/30		691,600	(c)	(6,619)
2.690(b)	3M KWCDC(b)	HSBC Bank PLC	09/17/35		15,160,540	(c)	(44,967)
6M MIBOR(e)	5.748(e)	Standard Chartered Bank	09/17/30		852,520	(c)	11,488
3M THOR(b)	1.330(b)	Standard Chartered Bank	09/17/30		85,360	(c)	3,752
3M THOR(b)	1.268(b)	Standard Chartered Bank	09/17/30		401,420	(c)	(18,964)
6M MIBOR(e)	5.715(e)	Standard Chartered Bank	09/17/30		101,850	(c)	(241)
3M THOR(b)	1.277(b)	Standard Chartered Bank	09/17/30		30,750	(c)	(1,046)

TOTAL							$(154,525)

(a)	Payments made at maturity.
(b)	Payments made quarterly.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2025.
(d)	Payments made annually.
(e)	Payments made semi-annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
American Airlines Group, Inc., 3.750%, 03/01/25	5.000%	5.050%	Citibank NA	06/20/28	$630	$2,884	$(28,669)	$31,553

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at July 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 44	5.000%	3.214%	06/20/30	$20,960	$1,641,915	$748,634	$893,281

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At July 31, 2025, the Fund had the following purchased options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put USD/Call EUR	BNP Paribas SA	$1.180	11/05/2025	13,000,000	$13,000,000	$71,058	$298,364	$(227,306)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
DOP	— Dominican Republic Peso
EGP	— Egypt Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NGN	— Nigeria Naira
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romania New Leu
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguay Peso
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CP	— Commercial Paper
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDX.NA.HY Ind 44	— CDX North America High Yield Index 44
CNRR	— China Fixing Repo Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 95.5%
Australia – 4.2%
1,043,591	Cleanaway Waste Management Ltd. (Commercial Services & Supplies)	$ 1,923,254
200,610	Dexus (Office REITs)	905,675
127,100	DigiCo Infrastructure REIT (Specialized REITs)	267,427
685,049	Goodman Group (Industrial REITs)	15,316,646
259,167	GPT Group (Diversified REITs)	844,264
2,324,647	Mirvac Group (Diversified REITs)	3,335,379
2,209,665	National Storage REIT (Specialized REITs)	3,388,213
494,151	NEXTDC Ltd.* (IT Services)	4,550,189
545,390	Region Group (Retail REITs)	816,214
2,103,875	Scentre Group (Retail REITs)	5,035,075
1,927,549	Stockland (Diversified REITs)	6,833,711
226,854	Transurban Group (Transportation Infrastructure)	2,007,618

		45,223,665

Belgium – 0.5%
9,740	Aedifica SA (Health Care REITs)	716,747
4,820	Cofinimmo SA (Health Care REITs)	418,387
21,223	Elia Group SA (Electric Utilities)	2,448,565
11,492	Shurgard Self Storage Ltd. (Specialized REITs)	456,029
75,120	Warehouses De Pauw CVA (Industrial REITs)	1,753,012

		5,792,740

Brazil – 0.6%
166,596	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (Water Utilities)	3,211,971
1,064,295	Cia Paranaense de Energia - Copel (Electric Utilities)	2,098,350
147,806	Equatorial Energia SA (Electric Utilities)	899,313

		6,209,634

Canada – 6.9%
21,900	Allied Properties Real Estate Investment Trust (Office REITs)	273,434
42,460	Canadian Apartment Properties REIT (Residential REITs)	1,355,987
344,181	Chartwell Retirement Residences (Health Care Providers & Services)	4,399,138
478,023	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	21,648,342
37,760	First Capital Real Estate Investment Trust (Retail REITs)	506,610
35,126	GFL Environmental, Inc. (Commercial Services & Supplies)	1,768,243
40,930	H&R Real Estate Investment Trust (Diversified REITs)	342,363
82,940	InterRent Real Estate Investment Trust (Residential REITs)	793,126
235,301	Keyera Corp.* (Oil, Gas & Consumable Fuels)	7,344,908

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
95,154	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	$ 3,536,685
109,450	RioCan Real Estate Investment Trust (Retail REITs)	1,394,192
110,529	South Bow Corp. (Oil, Gas & Consumable Fuels)	2,902,822
562,020	TC Energy Corp. (Oil, Gas & Consumable Fuels)	26,835,482

		73,101,332

China – 0.5%
68,000	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	133,921
1,257,600	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	1,759,778
485,000	ENN Energy Holdings Ltd. (Gas Utilities)	3,952,758

		5,846,457

Denmark*(a) – 0.1%
26,610	Orsted AS (Independent Power and Renewable Electricity Producers)	1,254,169

France – 5.1%
19,364	Aeroports de Paris SA (Transportation Infrastructure)	2,350,295
38,770	Eiffage SA (Construction & Engineering)	5,204,306
27,687	Gecina SA (Office REITs)	2,720,874
133,018	Klepierre SA (Retail REITs)	5,077,553
91,222	Unibail-Rodamco-Westfield* (Retail REITs)	8,842,994
216,694	Vinci SA (Construction & Engineering)	30,100,696

		54,296,718

Germany – 1.3%
44,398	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	3,303,918
20,620	LEG Immobilien SE (Real Estate Management & Development)	1,636,681
108,400	TAG Immobilien AG (Real Estate Management & Development)	1,742,860
228,113	Vonovia SE (Real Estate Management & Development)	7,079,617

		13,763,076

Hong Kong – 2.2%
114,800	China Resources Gas Group Ltd. (Gas Utilities)	290,594
2,604,200	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	2,324,413
38,500	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	232,925

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
1,128,000	Kunlun Energy Co. Ltd. (Gas Utilities)	$ 1,086,659
718,318	Link REIT (Retail REITs)	4,002,292
181,500	Power Assets Holdings Ltd. (Electric Utilities)	1,195,014
671,013	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	7,969,934
1,688,007	Swire Properties Ltd. (Real Estate Management & Development)	4,524,214
470,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	1,492,162

		23,118,207

Italy – 0.9%
349,227	Infrastrutture Wireless Italiane SpA(a) (Diversified Telecommunication Services)	4,128,664
389,341	Italgas SpA (Gas Utilities)	3,230,505
281,260	Terna - Rete Elettrica Nazionale (Electric Utilities)	2,721,456

		10,080,625

Japan – 5.1%
700	Activia Properties, Inc. (Diversified REITs)	598,044
703	Advance Residence Investment Corp. (Residential REITs)	725,044
520	Comforia Residential REIT, Inc. (Residential REITs)	1,021,409
614	Daiwa House REIT Investment Corp. (Diversified REITs)	1,026,806
240	Daiwa Office Investment Corp. (Office REITs)	557,587
54,600	East Japan Railway Co. (Ground Transportation)	1,170,305
5,887	GLP J-Reit (Industrial REITs)	5,158,810
4,919	Invincible Investment Corp. (Hotel & Resort REITs)	2,187,819
1,714	Japan Real Estate Investment Corp. (Office REITs)	1,390,234
984	KDX Realty Investment Corp. (Diversified REITs)	1,057,468
468,995	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	8,780,719
1,151,208	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	10,289,842
700	Mitsui Fudosan Logistics Park, Inc. (Industrial REITs)	469,271
515	Nippon Accommodations Fund, Inc. (Residential REITs)	403,477
8,991	Nippon Building Fund, Inc. (Office REITs)	8,247,692
2,726	Nippon Prologis REIT, Inc. (Industrial REITs)	1,471,119

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,175	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	$ 1,237,493
170	Orix JREIT, Inc. (Office REITs)	222,229
48,100	Osaka Gas Co. Ltd. (Gas Utilities)	1,216,994
1,965	Sekisui House Reit, Inc. (Diversified REITs)	1,020,806
49,200	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	1,797,235
128,300	Tokyo Gas Co. Ltd. (Gas Utilities)	4,296,587

		54,346,990

Luxembourg – 0.1%
185,036	SES SA (Media)	1,272,436

Malaysia – 0.2%
623,200	Tenaga Nasional Bhd. (Electric Utilities)	1,898,234

Mexico – 0.8%
29,740	Corp. Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)	835,396
8,560	Grupo Aeroportuario del Centro Norte SAB de CV ADR (Transportation Infrastructure)	911,041
17,340	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation Infrastructure)	3,984,558
85,798	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	2,600,728
105,774	Prologis Property Mexico SA de CV (Industrial REITs)	397,585

		8,729,308

Netherlands – 0.3%
11,679	CTP NV(a) (Real Estate Management & Development)	247,696
54,381	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	2,597,833

		2,845,529

New Zealand – 0.2%
464,082	Auckland International Airport Ltd. (Transportation Infrastructure)	2,058,632

Philippines – 0.2%
255,860	International Container Terminal Services, Inc. (Transportation Infrastructure)	1,964,599

Singapore – 1.4%
2,562,134	CapitaLand Ascendas REIT (Industrial REITs)	5,485,854
1,117,300	CapitaLand Integrated Commercial Trust (Diversified REITs)	1,886,517
1,359,817	CapitaLand Investment Ltd. (Real Estate Management & Development)	2,896,141

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
71,100	City Developments Ltd. (Real Estate Management & Development)	$ 336,600
1,200,700	Frasers Logistics & Commercial Trust (Industrial REITs)	810,906
796,697	Keppel DC REIT (Specialized REITs)	1,449,846
113,600	Keppel Ltd. (Industrial Conglomerates)	738,041
1,662,139	Mapletree Logistics Trust (Industrial REITs)	1,478,082
340,000	NTT DC REIT* (Specialized REITs)	319,600

		15,401,587

Spain – 2.7%
131,637	Aena SME SA(a) (Transportation Infrastructure)	3,544,736
389,537	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	13,746,573
411,976	Merlin Properties Socimi SA (Diversified REITs)	5,704,238
37,853	Naturgy Energy Group SA (Gas Utilities)	1,187,076
154,445	Redeia Corp. SA (Electric Utilities)	2,994,068
284,634	Sacyr SA (Construction & Engineering)	1,165,507

		28,342,198

Sweden – 0.8%
70,430	Castellum AB (Real Estate Management & Development)	801,744
46,306	Catena AB (Real Estate Management & Development)	2,091,837
568,002	Fastighets AB Balder Class B* (Real Estate Management & Development)	3,835,202
145,139	Wihlborgs Fastigheter AB (Real Estate Management & Development)	1,426,290

		8,155,073

Switzerland – 0.3%
21,050	PSP Swiss Property AG (Real Estate Management & Development)	3,571,434

United Kingdom – 5.2%
282,563	British Land Co. PLC (Diversified REITs)	1,298,640
238,060	Empiric Student Property PLC (Residential REITs)	303,076
971,786	Grainger PLC (Real Estate Management & Development)	2,627,295
1,853,039	LondonMetric Property PLC (Diversified REITs)	4,663,483
1,815,446	National Grid PLC (Multi-Utilities)	25,510,773

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
883,852	Pennon Group PLC (Water Utilities)	$ 5,839,096
181,800	Safestore Holdings PLC (Specialized REITs)	1,617,034
166,571	Segro PLC REIT (Industrial REITs)	1,419,640
102,033	Severn Trent PLC (Water Utilities)	3,578,023
655,440	Tritax Big Box REIT PLC (Industrial REITs)	1,219,197
489,939	UNITE Group PLC (Residential REITs)	4,830,500
195,390	United Utilities Group PLC (Water Utilities)	2,916,753

		55,823,510

United States – 55.9%
134,446	Agree Realty Corp. (Retail REITs)	9,639,778
26,682	Alliant Energy Corp. (Electric Utilities)	1,734,597
34,706	Ameren Corp. (Multi-Utilities)	3,509,818
215,418	American Healthcare REIT, Inc. (Health Care REITs)	8,323,752
170,120	American Homes 4 Rent Class A (Residential REITs)	5,901,463
149,350	American Tower Corp. (Specialized REITs)	31,123,046
22,134	American Water Works Co., Inc. (Water Utilities)	3,104,072
82,351	Americold Realty Trust, Inc. (Industrial REITs)	1,324,204
33,424	Atmos Energy Corp. (Gas Utilities)	5,211,470
28,954	AvalonBay Communities, Inc. (Residential REITs)	5,393,551
299,304	Brixmor Property Group, Inc. (Retail REITs)	7,820,814
84,990	Broadstone Net Lease, Inc. (Diversified REITs)	1,380,238
21,750	BXP, Inc. (Office REITs)	1,423,103
36,160	Camden Property Trust (Residential REITs)	3,948,672
374,487	CenterPoint Energy, Inc. (Multi-Utilities)	14,537,585
18,772	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	4,427,939
33,310	Consolidated Edison, Inc. (Multi-Utilities)	3,447,585
29,802	COPT Defense Properties (Office REITs)	812,999
141,461	Cousins Properties, Inc. (Office REITs)	3,833,593
139,749	Crown Castle, Inc. (Specialized REITs)	14,686,222
81,703	CSX Corp. (Ground Transportation)	2,903,725
148,229	Curbline Properties Corp. (Retail REITs)	3,275,861
94,220	DiamondRock Hospitality Co. (Hotel & Resort REITs)	727,378
119,787	Digital Realty Trust, Inc. (Specialized REITs)	21,135,218

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
20,912	Dominion Energy, Inc. (Multi-Utilities)	$ 1,222,306
36,380	Douglas Emmett, Inc. (Office REITs)	551,521
94,084	DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	9,665,249
14,497	EastGroup Properties, Inc. (Industrial REITs)	2,366,490
86,040	Empire State Realty Trust, Inc. Class A (Office REITs)	622,930
28,843	Entergy Corp. (Electric Utilities)	2,608,272
113,378	EPR Properties (Specialized REITs)	6,240,325
33,944	Equinix, Inc. (Specialized REITs)	26,651,810
42,299	Equity LifeStyle Properties, Inc. (Residential REITs)	2,534,556
85,137	Equity Residential (Residential REITs)	5,380,658
38,512	Essex Property Trust, Inc. (Residential REITs)	10,020,052
54,101	Evergy, Inc. (Electric Utilities)	3,830,351
365,318	Exelon Corp. (Electric Utilities)	16,417,391
81,581	Extra Space Storage, Inc. (Specialized REITs)	10,961,223
16,850	Federal Realty Investment Trust (Retail REITs)	1,552,896
206,663	First Industrial Realty Trust, Inc. (Industrial REITs)	10,068,621
45,109	Gaming & Leisure Properties, Inc. (Specialized REITs)	2,056,068
45,766	Global Medical REIT, Inc. (Health Care REITs)	305,717
297,194	Healthcare Realty Trust, Inc. (Health Care REITs)	4,564,900
399,031	Healthpeak Properties, Inc. (Health Care REITs)	6,759,585
155,170	Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,439,272
677,476	Hudson Pacific Properties, Inc.* (Office REITs)	1,659,816
6,009	Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	847,089
202,862	Invitation Homes, Inc. (Residential REITs)	6,217,720
131,061	Iron Mountain, Inc. (Specialized REITs)	12,760,099
30,210	Kilroy Realty Corp. (Office REITs)	1,113,541
149,950	Kimco Realty Corp. (Retail REITs)	3,183,439
310,174	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	8,703,482
67,119	Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,911,622
107,970	Kite Realty Group Trust (Retail REITs)	2,373,181
15,500	Lineage, Inc. (Industrial REITs)	668,825
14,620	National Health Investors, Inc. (Health Care REITs)	1,021,353
141,423	National Storage Affiliates Trust (Specialized REITs)	4,166,322

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
217,871	NETSTREIT Corp. (Retail REITs)	$ 3,971,788
33,400	NextEra Energy, Inc. (Electric Utilities)	2,373,404
264,127	NiSource, Inc. (Multi-Utilities)	11,212,191
23,960	NNN REIT, Inc. (Retail REITs)	988,590
13,969	Norfolk Southern Corp. (Ground Transportation)	3,883,382
49,890	Omega Healthcare Investors, Inc. (Health Care REITs)	1,940,721
21,608	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,774,233
955,606	PG&E Corp. (Electric Utilities)	13,397,596
50,231	Pinnacle West Capital Corp. (Electric Utilities)	4,551,933
84,143	PPL Corp. (Electric Utilities)	3,003,064
210,646	Prologis, Inc. (Industrial REITs)	22,492,780
12,290	Public Storage (Specialized REITs)	3,342,143
52,690	Realty Income Corp. (Retail REITs)	2,957,490
52,767	Regency Centers Corp. (Retail REITs)	3,767,564
89,855	Rexford Industrial Realty, Inc. (Industrial REITs)	3,282,403
37,037	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	3,520,737
132,487	Sabra Health Care REIT, Inc. (Health Care REITs)	2,388,741
21,573	SBA Communications Corp. (Specialized REITs)	4,847,885
234,332	Sempra (Multi-Utilities)	19,140,238
79,853	Simon Property Group, Inc. (Retail REITs)	13,079,123
106,686	SL Green Realty Corp. (Office REITs)	6,107,774
247,882	Smartstop Self Storage REIT, Inc. (Specialized REITs)	8,398,242
38,635	Spire, Inc. (Gas Utilities)	2,877,148
57,771	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	9,613,672
21,590	TXNM Energy, Inc. (Electric Utilities)	1,226,096
270,666	UDR, Inc. (Residential REITs)	10,634,467
187,671	Ventas, Inc. (Health Care REITs)	12,607,738
163,056	Venture Global, Inc. Class A (Oil, Gas & Consumable Fuels)	2,499,648
294,910	Veris Residential, Inc. (Residential REITs)	4,152,333
197,240	VICI Properties, Inc. (Specialized REITs)	6,430,024
80,583	Vornado Realty Trust (Office REITs)	3,095,999
7,284	Waste Connections, Inc. (Commercial Services & Supplies)	1,360,178
12,084	WEC Energy Group, Inc. (Multi-Utilities)	1,318,123
229,461	Welltower, Inc. (Health Care REITs)	37,877,127

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
507,924	Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	$ 30,450,044

		596,637,984

TOTAL COMMON STOCKS (Cost $895,394,538)		$1,019,734,137

Shares	Dividend Rate	Value

Investment Company(b) – 2.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
26,606,872	4.191%	$ 26,606,872
(Cost $26,606,872)

TOTAL INVESTMENTS – 98.0% (Cost $922,001,410)		$1,046,341,009

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		21,189,892

NET ASSETS – 100.0%		$1,067,530,901

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JULY 31, 2025

Sector	% of Total Market Value
Real Estate	56.6%
Utilities	18.1
Energy	12.9
Industrials	7.0
Investment Company	2.5
Communication Services	2.0
Information Technology	0.4
Health Care	0.4
Consumer Discretionary	0.1
100.0%

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	584	09/19/25	$21,134,960	$(131,569)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2025:

MULTI-MANAGER GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,215,993	$2,819,451	$—
Asia	25,685,349	210,963,077	—
Australia and Oceania	—	3,160,855	—
Europe	19,952,045	237,669,783	—
North America	428,568,504	14,640,269	—
South America	10,261,381	—	—
Preferred Stocks	—	2,753,142	—
Exchange Traded Funds	523,467,455	—	—
Investment Companies	127,747,145	—	—

Total	$1,136,897,872	$472,006,577	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$7,107,543	$—
Futures Contracts	4,818,721	—	—

Total	$4,818,721	$7,107,543	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(3,085,589)	$—

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$619,862,040	$—
Corporate Obligations	—	480,754,775	5,424,674
Bank Loans	—	388,076,899	6,675,135
Asset-Backed Securities	—	756,661	—
U.S. Treasury Obligations	717,895	—	—
Common Stock and/or Other Equity Investments(a)
Australia and Oceania	25,490	—	—
North America	461,456	3,152,116	2,455,277
Warrants	—	41,995	82,487
Preferred Stocks	—	—	9,652
Exchange Traded Funds	4,581,660	—	—
Investment Company	88,826,154	—	—

Total	$94,612,655	$1,492,644,486	$14,647,225

Liabilities
Fixed Income
Unfunded Loan Committments(b)	$—	$1,475	$(318)

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$5,432,297	$—
Interest Rate Swap Contracts(b)	—	212,900	—
Credit Default Swap Contracts(b)	—	924,834	—
Purchased Option Contracts	—	71,058	—

Total	$—	$6,641,089	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(6,165,579)	$—
Interest Rate Swap Contracts	—	(367,425)	—

Total	$—	$(6,533,004)	$—

MULTI-MANAGER REAL ASSETS STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$686,446	$101,889,628	$—
Australia and Oceania	2,058,632	45,223,665	—
Europe	3,107,186	182,090,322	—
North America	678,468,624	—	—
South America	6,209,634	—	—
Investment Company	26,606,872	—	—

Total	$717,137,394	$329,203,615	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(131,569)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

MAS Transactions Risk — MAS, a business unit within GSAM, currently provides investment advisory services to certain client accounts in respect of which it has discretionary authority to effect investment decisions, as well as client accounts in respect of which it provides investment advice but does not have the discretion to effect investment decisions without the specific instruction of the clients. It is currently expected that certain MAS client accounts will invest in the Fund. Investments by MAS client accounts in the Fund may be made at any time and from time to time, could be substantial and could represent a substantial proportion of the Fund’s capital. As a result of GSAM’s position as Investment Adviser to the Fund and the investment advisory services provided to client accounts through MAS, GSAM may possess information relating to the Fund and MAS client accounts that it would not otherwise possess. Discretionary client accounts advised by MAS may, to the extent permitted by applicable law, purchase and redeem shares from the Fund on the basis of such knowledge, and other shareholders of the Fund, including non-discretionary client accounts advised by MAS, will not be informed of such purchases or redemptions. Redemptions by discretionary client accounts advised by MAS could have an adverse effect on the Fund and its other shareholders, including non-discretionary client

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

accounts advised by MAS. In addition, MAS may effect subscriptions to and full or partial redemptions from the Fund for discretionary client accounts in advance of receiving directions from non-discretionary client accounts regarding such clients’ investments in the Fund, and non-discretionary client accounts may be adversely affected. See also “Large Shareholder Transactions Risk”.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.